As filed with the Securities and Exchange Commission on December 30, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N - CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-08261

                              MEMBERS Mutual Funds
                             5910 Mineral Point Road
                                Madison, WI 53705
                                 (608) 238-5851
             (Registrant's Exact Name, Address and Telephone Number)

                             Kevin S. Thompson, Esq.
                     Vice President, Deputy General Counsel
                                CUNA Mutual Group
                             5910 Mineral Point Road
                                Madison, WI 53705
                     (Name and Address of Agent for Service)

                                    Copy to:

                              Stephen E. Roth, Esq.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D. C. 20004-2404
                       -----------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "1940 Act") appears beginning on the following page.

                                        2
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MEMBERS MUTUAL FUNDS
ANNUAL REPORT
OCTOBER 31, 2004
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CASH RESERVES FUND

BOND FUND

HIGH INCOME FUND

BALANCED FUND

GROWTH AND INCOME FUND

CAPITAL APPRECIATION FUND

MID-CAP FUND

MULTI-CAP GROWTH FUND

INTERNATIONAL STOCK FUND

                                                          [LOGO OF MEMBERS]
                                                       M U T U A L  F U N D S
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

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  LETTER TO SHAREHOLDERS
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[PHOTO OF LAWRENCE R. HALVERSON]

Dear Fellow Shareholder:

The election is over and many investors may be wondering, "What next"? The stock market has often moved favorably following elections as the uncertainty of the outcome is replaced by longer-term optimism. But, the future never exactly replicates the past and often behaves quite differently from historical patterns. So, as usual, investors must prepare for whatever the future may hold. We can all hope, however, that the coming year will build on the past year's generally favorable patterns.

Both bonds and stocks provided attractive returns for the Funds' fiscal year ended October 31, 2004. Those returns were lower than in the prior year and they also were more erratic reflecting the changing domestic and international economic situations, the spike in energy prices, the din of national and world politics, continued threats of terrorism, and the waging of a very difficult war. Still, returns were generally above historical averages and, by the close of the fiscal year, investors appeared to be adopting a more favorable near-term outlook.

Each of the funds provided nicely positive performance in this twelve-month period, with some of the funds' returns well into the teens. Each fund's specific performance and the primary influences on their returns are summarized in the attached Annual Report.

We share the current concerns of many investors regarding rising interest rates, tightening monetary and fiscal policy, stubbornly high energy prices and continued conflicts overseas. At the same time, we look for continued economic growth in the United States and generally worldwide. So, in spite of the near-term issues, we encourage long-term investors to maintain or even accelerate their investment accumulation programs in the months immediately ahead.

We are saddened to report that we lost a good friend and outstanding director for MEMBERS(R) Mutual Funds. Tom Watt died this September after a valiant battle with cancer, leaving a legacy of shareholder advocacy, charitable giving and strong community and business leadership. More importantly, he left behind a loving family who cherished his companionship and guidance as husband, father and grandfather. He will be missed by all of us.

Richard Struthers, an individual with direct involvement in the asset management business who is also an attorney with extensive experience in investment regulatory issues, was elected to the Board by the independent directors to succeed Tom. This reflects the Board's commitment to assure continuing capable representation of shareholders. In addition, all Board members will be presented for shareholder vote early next year. Information on this will be mailed to shareholders in January.

As another year draws to a close, we thank you once again for your confidence and trust, and remain committed to your long-term investment success.

Sincerely,

/s/ Lawrence R. Halverson

Lawrence R. Halverson, CFA
President

                        (Not part of the Annual Report.)
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  SUMMARY OF U.S. ECONOMIC AND FINANCIAL MARKET CONDITIONS
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U.S. ECONOMY

The U.S. economy grew at a healthy rate in the twelve months ended October 31, 2004. As the period began, consumers were quite active as low interest rates and tax refunds spurred heavy purchases of durable goods. To an extent, this surge in consumer buying of durable goods "stole" from growth for the remainder of the period, although automakers, for instance, were still able to attract buyers with incentives and discounts. Consumer spending, particularly among lower-income consumers, was pinched in the spring as oil and gasoline prices rose, causing something of a "soft spot" in overall economic growth. Consumer activity picked up again during the summer of 2004, however, and recent revisions of economic data suggest that the "soft spot" was not as soft as it initially appeared. Corporations, meanwhile, took up the slack. Profitable, and with healthy balance sheets, companies increased their capital spending during the period. They favored investments in technology infrastructure during the first part of the period, but over time rotated towards "old economy" investments such as transportation equipment and machinery. The housing market was also a significant contributor to economic growth. Inflation stayed below its historical average of about 3% as intense competition, globalization, and increasingly transparent markets made it difficult for companies to pass along higher costs to consumers. The labor market improved throughout the period, although the economy added fewer jobs than in most past expansions.

U.S. STOCKS

Stocks generally did well during the period as low interest rates, low inflation, and solid economic growth provided a favorable environment for corporate earnings. Smaller was better, with the S&P 500 Index of large-cap stocks returning 9.42% for the period while the S&P 600 Index of small-cap stocks returned 16.74%. Smaller companies took advantage of low interest rates to restructure and boost profit margins. Smaller stocks had "fallen behind" large stocks after a period of under-performance in the late 1990s, and part of their out-performance during the period was likely due to market participants adjusting for their under-valuation. Growth out-performed value early in the period as market participants responded enthusiastically to the resurgence in corporate spending on information technology. Later in the period, value out-performed growth as "old economy" manufacturers took the lead and smaller and more distressed companies were able to reorganize and return to profitability.

U.S. BONDS

Bonds under-performed stocks, but bond returns still generally out-paced inflation. As had been the case during the previous annual reporting period, riskier bonds out-performed. The Lehman Brothers Intermediate Government/Credit Index of investment grade bonds returned 4.33%, while the Lehman Brothers High Yield Bond Index returned 12.32%. A mild inflation scare in the spring of 2004 drove bond prices down as market participants feared that an aggressive campaign of monetary tightening by the U.S. Federal Reserve (the "Fed") was coming. The Fed did indeed raise short-term interest rates in three quarter-point increments over the summer and fall, but inflationary fears subsided and market participants came to believe that short-term rates would only rise gradually going forward. Shorter-term bond yields rose along with the Fed's moves, but longer-term bond yields stayed essentially the same or even fell.

INTERNATIONAL ECONOMIES AND FINANCIAL MARKETS

Japan surprised economists and market participants by posting relatively strong growth as exports made up for lackluster domestic demand and deflationary conditions. Exporters of commodities, such as Australia and Canada, did very well as the rapidly growing Chinese economy demanded huge amounts of raw materials to build its infrastructure. East Asia as a whole grew very strongly, led by China and India. European economies were much more sluggish, hurt by a steady rise in the euro that crimped demand for exports from the euro-zone, persistent inflation, relatively high interest rates, and rising energy prices. In the spring, emerging markets stocks sold off sharply as market participants worried that the combination of Fed tightening and higher oil prices would choke off growth in Asian and Latin American economies. When strong growth persisted over the summer, stock markets recovered, and emerging markets stocks provided generous returns. Returns from Japanese and European equity markets were more modest, but benefited from synchronized global economic expansion during the period. For U.S. investors, stock returns from international markets were generally enhanced by a decline in the relative value of the U.S. dollar.

                        (Not part of the Annual Report.)
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

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  TABLE OF CONTENTS
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
                                                                         PAGE
                                                                         ----
FUND PERFORMANCE REVIEWS
    Bond Fund ........................................................     2
    High Income Fund .................................................     4
    Balanced Fund ....................................................     6
    Growth and Income Fund ...........................................     8
    Capital Appreciation Fund ........................................    10
    Mid-Cap Fund .....................................................    12
    Multi-Cap Growth Fund ............................................    14
    International Stock Fund .........................................    16

PORTFOLIOS OF INVESTMENTS
    Cash Reserves Fund ...............................................    18
    Bond Fund ........................................................    20
    High Income Fund .................................................    24
    Balanced Fund ....................................................    34
    Growth and Income Fund ...........................................    39
    Capital Appreciation Fund ........................................    41
    Mid-Cap Fund .....................................................    43
    Multi-Cap Growth Fund ............................................    46
    International Stock Fund .........................................    48

FINANCIAL STATEMENTS
    Statements of Assets and Liabilities .............................    54
    Statements of Operations .........................................    56
    Statements of Changes in Net Assets ..............................    58
    Financial Highlights .............................................    62

NOTES TO FINANCIAL STATEMENTS ........................................    72

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..............    79

OTHER INFORMATION ....................................................    80

TRUSTEES AND OFFICERS ................................................    82

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT FEDERALLY INSURED, INVOLVE INVESTMENT RISK, MAY LOSE VALUE AND ARE NOT OBLIGATIONS OF OR GUARANTEED BY THE CREDIT UNION. For more complete information about MEMBERS Mutual Funds, including charges and expenses, request a prospectus from your registered representative or from MEMBERS Mutual Funds, P.O. Box 8390, Boston, MA 02266-8390. Consider the investment objectives, risks, and charges and expenses of the investment carefully before investing. The prospectus contains this and other information about the investment company. For more current performance information, please call 1-800-877-6089 or visit our website at www.membersfunds.com. Current performance may be lower or higher than the performance data quoted within. Past performance does not guarantee future results.

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                                                                               1

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  BOND FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Bond Fund seeks to generate a high level of current income, consistent with the prudent limitation of investment risk.

PORTFOLIO MANAGEMENT

The fund is managed by a team of MEMBERS Capital Advisors' portfolio managers.

PRINCIPAL INVESTMENT STRATEGIES

To keep current income relatively stable and to limit share price volatility, the Bond Fund emphasizes investment grade securities and maintains an intermediate (typically 3-6 year) average portfolio duration. Under normal circumstances, the fund invests at least 80% of its assets in such securities. The fund may invest in the following instruments:

o CORPORATE DEBT SECURITIES: securities issued by domestic and foreign corporations which have a rating within the four highest categories and, to a limited extent (up to 20% of its assets), in securities not rated within the four highest categories;

o U.S. GOVERNMENT DEBT SECURITIES: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

o FOREIGN GOVERNMENT DEBT SECURITIES: securities issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars, which have a rating within the four highest categories; and

o NON-RATED DEBT SECURITIES: securities issued or guaranteed by corporations, financial institutions, and others which, although not rated by a national rating service, are considered by the fund's investment adviser to have an investment quality equivalent to the four highest categories.

The MEMBERS Bond Fund (Class A shares at net asset value) returned 4.46% during the twelve-month period ended October 31, 2004, under-performing the Merrill Lynch U.S. Domestic Master Index, which returned 5.55%. The fund also modestly under-performed the 4.95% average return of its peer intermediate-term bond mutual funds as categorized by Morningstar.

The fund's under-performance can be attributed primarily to its conservative posture with regard to duration, or interest-rate sensitivity, and credit quality versus indexes and peers during the early part of the reporting period. The fund has historically attempted to minimize interest-rate and credit risk, which tends to hold back performance during bull markets for fixed-income securities. During the reporting period, management gradually and modestly extended duration to better align the fund with its peer funds, which could increase both absolute returns and interest-rate risk going forward. This modest extension of the fund's duration, accomplished as bond market participants were pricing in a more aggressive monetary tightening campaign on the part of the Fed than eventually occurred, helped returns later in the reporting period, as did improved security selection.

Investors should note that the fund's basic investment strategy has not changed. It is still being managed with the goal of providing current income and diversification for an investor's portfolio that contains stocks or stock mutual funds.

MEMBERS CAPITAL ADVISORS' FIXED-INCOME PORTFOLIO MANAGEMENT TEAM - ADVISOR

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2

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  BOND FUND PERFORMANCE REVIEW
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              CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION(1)

         [CHART OF CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION]

                                                                             Lehman Brothers
                 Class A Shares        Class B Shares      Merrill Lynch      Intermediate
               (includes maximum     (includes maximum     U.S. Domestic    Government/Credit
               sales charge)(2)     applicable CDSC)(3)    Master Index        Bond Index
               -----------------    -------------------    -------------    -----------------
12/29/1997           9,525                10,000              10,000              10,000
 4/30/1998           9,654                 9,667              10,219              10,213
10/31/1998          10,104                10,086              10,803              10,808
 4/30/1999          10,252                10,195              10,870              10,863
10/31/1999          10,266                10,235              10,840              10,914
 4/30/2000          10,372                10,372              11,005              11,031
10/31/2000          10,768                10,721              11,634              11,619
 4/30/2001          11,338                11,418              12,350              12,368
10/31/2001          12,175                12,225              13,331              13,275
 4/30/2002          12,095                12,286              13,311              13,256
10/31/2002          12,688                12,852              14,129              14,060
 4/30/2003          13,174                13,184              14,739              14,682
10/31/2003          13,132                13,091              14,825              14,824
 4/30/2004          13,204                13,214              15,012              14,980
10/31/2004          13,717                13,676              15,648              15,465

                                   [END CHART]

(1) This chart compares a $10,000 investment made in the fund on its inception date to a $10,000 investment made in the index. All dividends and capital gains are reinvested. Further information relating to the fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Index returns do not reflect expenses or sales charges. The graph above and the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                 SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS

         [PIE CHART OF SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS]

Mortgage Backed                                   32%
Corporate Notes and Bonds                         28%
U.S. Government and Agency Obligations            25%
Asset Backed                                       6%
Commercial Mortgage Backed                         6%
Cash & Other Net Assets                            2%
Private Label Mortgage Backed                      1%

                            [END PIE CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH OCTOBER 31, 2004

                                          % RETURN WITHOUT SALES CHARGE                   % RETURN AFTER SALES CHARGE(4)

                                                                      Since                                           Since
                                   1 Year    3 Years    5 Years    Inception(5)    1 Year    3 Years    5 Years    Inception(5)
                                   ------    -------    -------    ------------    ------    -------    -------    ------------
Class A Shares(2)                   4.46%     4.06%      5.97%         5.48%       -0.46%     2.39%      4.93%        4.73%
Class B Shares(3)                   3.68      3.25       5.16          4.68        -0.82      2.15       4.83         4.68
Merrill Lynch U.S. Domestic
  Master Index                      5.55      5.48       7.61          6.76           --        --         --           --
Lehman Brothers Intermediate
  Government/Credit Bond Index      4.33      5.22       7.22          6.58           --        --         --           --

(2) Maximum Sales Charge is 4.75% for A Shares.
(3) Maximum Contingent Deferred Sales Charge is 4.5% for B Shares; reduced after 12 months and eliminated after six years.
(4) Assuming Maximum Applicable Sales Charge.
(5) Fund commenced investment operations on December 29, 1997.

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                                                                               3

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  HIGH INCOME FUND PERFORMANCE REVIEW
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INVESTMENT OBJECTIVE

The High Income Fund seeks high current income. The fund also seeks capital appreciation, but only when consistent with its primary goal.

PORTFOLIO MANAGEMENT

The fund is managed by a team of MEMBERS Capital Advisors' portfolio managers, which may use one or more subadvisors under a "manager of managers" approach to make investment decisions for some or all of the assets of this fund. Massachusetts Financial Services Company ("MFS") is the only subadvisor currently used by MEMBERS Capital Advisors to manage the assets of the fund.

PRINCIPAL INVESTMENT STRATEGIES

The High Income Fund invests primarily in lower-rated, higher-yielding income bearing securities, such as "junk" bonds. Because the performance of these securities has historically been strongly influenced by economic conditions, the fund may rotate securities selection by business sector according to the economic outlook. Under normal market conditions, the fund invests at least 80% of its assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities. Types of bonds and other securities include, but are not limited to, domestic and foreign corporate bonds, debentures, notes, convertible securities, preferred stocks, municipal obligations and government obligations. The fund may invest in mortgage-backed securities.

The MEMBERS High Income Fund (Class A shares at net asset value) returned 10.73% during the twelve-month period ended October 31, 2004, underperforming the Lehman Brothers High Yield Bond Index, which returned 12.32%.

High-yield bonds historically have been influenced less by the level of interest rates and more by economic activity and the balance of supply and demand. At the beginning of the period, high-yield bonds had been performing well for some time. At that point, the market experienced some volatility as, in management's view, investors worried that high yield issues were about to fall out of favor with the market. That did not come to pass, however. While retail investors did shift assets out of the high yield sector, institutional investors remained hungry for the additional yield offered by the asset class. This consistent demand helped support high-yield bond prices. Default rates continued to improve along with corporate credit quality. New bond issuance remained healthy during the first 10 months of 2004, with levels similar to 2003, indicating that high-yield companies were encountering few problems accessing capital. Any concerns currently revolve around how much further high-yield bond prices can improve relative to Treasuries after having enjoyed such a run-up. Investors may not view high-yield issues as being priced fairly if Treasury yields back up more due to additional Fed rate hikes.

There were several individual investments that significantly added to the portfolio's relative performance. In the consumer products sector, Safilo, which manufactures eyewear frames, rebounded from undervalued status because of a turnaround strategy implemented by company management. In addition, IMC Global, a producer of crop nutrients including phosphates and potash, merged with Cargill's crop nutrition businesses, and the bonds were subsequently upgraded. Finally, Dex Media, the yellow-pages conglom-erate spun out of Qwest Communications, saw its zero-coupon bonds rise in price. The company attracted investors because of its free cash flow, recurring revenues, low capital expenditures, and progressive deleveraging.

A number of security selections hurt relative performance. Rural wireless telecommunications service provider Dobson Communications declined because of rising competitive pressures brought on in part by the merger between AT&T Wireless and Cingular. This transaction likely will force Dobson to renegotiate its roaming rates. Another detractor was Calpine, a highly levered merchant power producer, which struggled in the face of rising natural gas prices. The company uses natural gas to run its power plants, and higher energy prices reduced the firm's margins. The company added to capacity through the issuance of debt, and it is working to maintain liquidity. Finally, Telewest, the European cable TV company, was also an under-performer.

MEMBERS CAPITAL ADVISORS' FIXED-INCOME PORTFOLIO MANAGEMENT TEAM - ADVISOR

MASSACHUSETTS FINANCIAL SERVICES COMPANY - SUBADVISOR

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4

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  HIGH INCOME FUND PERFORMANCE REVIEW
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              CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION(1)

         [CHART OF CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION]

                 Class A Shares        Class B Shares      Lehman Brothers
               (includes maximum     (includes maximum       High Yield
               sales charge)(2)     applicable CDSC)(3)      Bond Index
               -----------------    -------------------    ---------------
12/29/1997           9,525                10,000               10,000
 4/30/1998           9,799                 9,800               10,398
10/31/1998           8,974                 8,962                9,790
 4/30/1999          10,171                10,091               10,444
10/31/1999           9,843                 9,805               10,215
 4/30/2000          10,085                10,114               10,223
10/31/2000           9,763                 9,698               10,050
 4/30/2001           9,992                10,001               10,334
10/31/2001           9,574                 9,571               10,035
 4/30/2002          10,054                10,223               10,701
10/31/2002           9,606                 9,745                9,484
 4/30/2003          10,902                10,947               11,642
10/31/2003          11,630                11,617               12,687
 4/30/2004          12,113                12,145               13,388
10/31/2004          12,877                12,862               14,250

                                   [END CHART]

(1) This chart compares a $10,000 investment made in the fund on its inception date to a $10,000 investment made in the index. All dividends and capital gains are reinvested. Further information relating to the fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Index returns do not reflect expenses or sales charges. The graph above and the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                 SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS

Energy                                                  11%
Industrials                                              8%
Communication                                            7%
Recreation                                               7%
Telecommunications                                       7%
U.S. Government & Agency                                 7%
Media                                                    6%
Basic Materials                                          5%
Containers & Packaging                                   4%
Retail                                                   4%
Chemicals & Drugs                                        3%
Health Care Services                                     3%
Commercial Mortgage Backed                               2%
Building & Construction                                  2%
Consumer Services                                        2%
Consumer Staples                                         2%
Durable Goods                                            2%
Finance                                                  2%
Metals and Mining                                        2%
Pipeline                                                 2%
Utilities                                                2%
Asset Backed                                             1%
Aerospace/Defense                                        1%
Consumer Cyclicals                                       1%
Machinery                                                1%
Printing                                                 1%
Technology                                               1%
Transportation                                           1%
Waste Disposal                                           1%
Foreign Government & Agency                              1%
Cash & Other Net Assets                                  1%
REITS                                                    0%*
Schools                                                  0%*

*Rounds to 0%

AVERAGE ANNUAL TOTAL RETURN THROUGH OCTOBER 31, 2004

                                          % RETURN WITHOUT SALES CHARGE                   % RETURN AFTER SALES CHARGE(4)

                                                                      Since                                           Since
                                   1 Year    3 Years    5 Years    Inception(5)    1 Year    3 Years    5 Years    Inception(5)
                                   ------    -------    -------    ------------    ------    -------    -------    ------------
Class A Shares(2)                  10.73%     10.39%     5.52%         4.51%        5.43%     8.59%      4.51%         3.77%
Class B Shares(3)                  10.02       9.59      4.73          3.75         5.52      8.61       4.45          3.75
Lehman Brothers High Yield
  Bond Index                       12.32      12.40      6.89          5.31           --        --         --            --

(2) Maximum Sales Charge is 4.75% for A Shares.
(3) Maximum Contingent Deferred Sales Charge is 4.5% for B Shares; reduced after 12 months and eliminated after six years.
(4) Assuming Maximum Applicable Sales Charge.
(5) Fund commenced investment operations on December 29, 1997.

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                                                                               5

--------------------------------------------------------------------------------
  BALANCED FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Balanced Fund seeks a high total return through the combination of income and capital appreciation.

PORTFOLIO MANAGEMENT

The fund is managed by a team of MEMBERS Capital Advisors' portfolio managers.

PRINCIPAL INVESTMENT STRATEGIES

The Balanced Fund invests in a broadly diversified array of securities including common stocks, bonds and money market instruments. The fund employs regular rebalancing to maintain a relatively static asset allocation. Stock, bond and cash components will vary, however, reflecting the relative availability of attractively priced stocks and bonds. Generally, however, common stocks will constitute 50% to 70% of the fund's assets, bonds will constitute 25% to 50% of the fund's assets and money market instruments may constitute up to 25% of the fund's assets. The Balanced Fund will invest in the same types of equity securities in which the Capital Appreciation Fund and Growth and Income Fund invest, the same type of bonds in which the Bond Fund invests, and the same types of money market instruments in which the Cash Reserves Fund invests.

The MEMBERS Balanced Fund (Class A shares at net asset value) returned 7.71% in the twelve-month period ended October 31, 2004. During the same period, the Russell 1000(R) Index returned 9.33% and the Merrill Lynch U.S. Domestic Master Index returned 5.55%.

Performance of the stock component of the fund versus the Russell 1000(R) Index was positively affected by an overweight in the energy sector and an underweight in the health care sector. Performance was hurt by stock selection in the health care sector, where holdings Applied Biosystems and Wyeth lagged behind the overall performance of the sector. Stock selection in the information technology sector was a significant positive contributor to performance, as Autodesk rose after posting consistently strong earnings, Motorola gained market share in the highly-competitive market for cellular telephones, and IT services provider Computer Sciences and data transfer specialist Concord EFS out-performed their sub-sectors. Performance was also helped by stock selection in the consumer discretionary sector as Carnival appreciated after cruise bookings and profits exceeded consensus expectations.

Management gradually and moderately increased the fund's allocation to equities for strategic reasons during the period, although it generally will maintain a conservative posture in regard to security selection in both equity and fixed-income markets. Management's objective has not changed; it is to manage the fund to be a "core" investment providing both income and capital appreciation via a broadly diversified array of stocks, bonds, and money market instruments.

MEMBERS CAPITAL ADVISORS' COMMON STOCK AND FIXED-INCOME PORTFOLIO MANAGEMENT TEAMS - ADVISOR

--------------------------------------------------------------------------------
6

--------------------------------------------------------------------------------
  BALANCED FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

              CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION(1)

         [CHART OF CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION]

                                                                                              Blended Synthetic Index
                                                                                            (45% S&P 500 Index return,
                                                                                                40% Lehman Brothers
                                                                                              Intermediate Goverment/
                 Class A Shares        Class B Shares      Merrill Lynch                     Credit Bond Index return,
               (includes maximum     (includes maximum     U.S. Domestic    Russell 1000     15% 90-Day U.S. Treasury
               sales charge)(2)     applicable CDSC)(3)    Master Index         Index               Bill return)
               -----------------    -------------------    -------------    ------------    --------------------------
12/29/1997           9,425                10,000               10,000          10,000                 10,000
 4/30/1998          10,281                10,432               10,219          11,671                 10,867
10/31/1998          10,266                10,374               10,803          11,459                 11,190
 4/30/1999          11,736                11,420               10,870          14,041                 12,334
10/31/1999          11,866                11,922               10,840          14,391                 12,566
 4/30/2000          12,653                12,852               11,005          15,789                 13,096
10/31/2000          12,893                13,053               11,634          15,694                 13,381
 4/30/2001          12,579                12,728               12,350          13,632                 13,053
10/31/2001          11,792                11,867               13,331          11,608                 12,567
 4/30/2002          11,993                12,329               13,311          11,999                 12,733
10/31/2002          10,897                11,161               14,129           9,913                 12,060
 4/30/2003          11,228                11,357               14,739          10,384                 12,553
10/31/2003          12,284                12,385               14,825          12,125                 13,476
 4/30/2004          12,792                12,952               15,012          12,866                 13,924
10/31/2004          13,231                13,347               15,648          13,256                 14,307

                                   [END CHART]

(1) This chart compares a $10,000 investment made in the fund on its inception date to a $10,000 investment made in the index. All dividends and capital gains are reinvested. Further information relating to the fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Index returns do not reflect expenses or sales charges. The graph above and the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                 SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS

         [PIE CHART OF SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS]

Common Stocks                                     64%
U.S. Government and Agency Obligations            10%
Corporate Notes and Bonds                          9%
Mortgage Backed                                    9%
Cash & Other Net Assets                            3%
Asset Backed                                       2%
Commercial Mortgage Backed                         2%
Private Label Mortgage Backed                      1%

                                 [END PIE CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH OCTOBER 31, 2004

                                          % RETURN WITHOUT SALES CHARGE                   % RETURN AFTER SALES CHARGE(4)

                                                                      Since                                           Since
                                   1 Year    3 Years    5 Years    Inception(5)    1 Year    3 Years    5 Years    Inception(5)
                                   ------    -------    -------    ------------    ------    -------    -------    ------------
Class A Shares(2)                   7.71%     3.91%       2.20%        5.08%        1.54%     1.88%      0.99%         4.18%
Class B Shares(3)                   6.90      3.13        1.45         4.31         2.40      2.02       1.08          4.31
Russell 1000(R) Index               9.33      4.53       -1.63         4.46           --        --         --            --
Merrill Lynch U.S. Domestic
  Master Index                      5.55      5.48        7.61         6.67           --        --         --            --
Blended Synthetic Index             7.64      5.07        2.14         5.64           --        --         --            --

(2) Maximum Sales Charge is 5.75% for A Shares.
(3) Maximum Contingent Deferred Sales Charge is 4.5% for B Shares; reduced after 12 months and eliminated after six years.
(4) Assuming Maximum Applicable Sales Charge.
(5) Fund commenced investment operations on December 29, 1997.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  GROWTH AND INCOME FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Growth and Income Fund seeks long-term capital growth with income as a secondary consideration.

PORTFOLIO MANAGEMENT

The fund is managed by a team of MEMBERS Capital Advisors' portfolio managers.

PRINCIPAL INVESTMENT STRATEGIES

The Growth and Income Fund will focus on stocks of companies with financial and market strength and a long-term record of financial performance, and will, under normal market conditions, maintain at least 80% of its assets in such stocks. Primarily through ownership of a diversified portfolio of common stocks and securities convertible into common stocks, the fund will seek a rate of return in excess of returns typically available from less variable investment alternatives. The fund generally follows what is known as a "value" approach which generally means that the managers seek to invest in stocks at prices below their perceived intrinsic value as estimated based on fundamental analysis of the issuing company and its prospects. By investing in value stocks, the fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their intrinsic values are not realized by the market or if growth-oriented investments are favored by investors.

The MEMBERS Growth and Income Fund (Class A shares at net asset value) returned 11.48% during the twelve-month period ended October 31, 2004, under-performing the Russell 1000(R) Value Index, which returned 15.45%.

The fund's performance versus the Russell 1000(R) Value Index was hurt by overweights in the health care and information technology sectors. Performance was helped by stock selection in the consumer discretionary sector as management's decision to purchase shares of McDonald's and Target when they appeared to be losing ground to competitors was rewarded when both companies posted improved results. Performance was hurt by stock selection in the utilities sector, as the fund's holdings in Ameren, Consolidated Edison, FPL Group, and Progress Energy - all more conservative, regulated utilities
-- underperformed in the sector. At-risk, unregulated utilities outperformed during the early part of the period as market participants apparently decided that they had overestimated the risks inherent in these shares and bid prices up. This out-performance persisted later in the period as market participants came to believe that interest rates would rise less rapidly than they had expected and higher-yielding utilities saw considerable buying interest.

Management continues to find good values including some higher quality stocks of industry leaders with solid track records of earnings growth and healthier balance sheets than possessed by the stereotypical "value" stock. Management believes that market participants, lured by the exceptional returns that riskier "deep value" and speculative growth shares provided during 2003, are still undervaluing a number of these stocks.

MEMBERS CAPITAL ADVISORS' COMMON STOCK PORTFOLIO MANAGEMENT TEAM - ADVISOR

--------------------------------------------------------------------------------
8

--------------------------------------------------------------------------------
  GROWTH AND INCOME FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

              CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION(1)

         [CHART OF CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION]

                 Class A Shares        Class B Shares
               (includes maximum     (includes maximum     Russell 1000(R)
               sales charge)(2)     applicable CDSC)(3)      Value Index      S&P 500 Index
               -----------------    -------------------    ---------------    -------------
12/29/1997           9,425                10,000               10,000            10,000
 4/30/1998          10,928                11,114               11,429            11,717
10/31/1998          10,327                10,447               10,864            11,670
 4/30/1999          12,910                12,287               13,039            13,057
10/31/1999          12,634                12,821               12,659            14,667
 4/30/2000          13,654                13,893               12,533            15,725
10/31/2000          13,506                13,682               13,358            15,560
 4/30/2001          12,430                12,566               13,339            13,677
10/31/2001          10,748                10,777               11,773            11,680
 4/30/2002          11,300                11,609               12,817            11,948
10/31/2002           9,081                 9,295               10,593             9,915
 4/30/2003           9,286                 9,365               11,150            10,359
10/31/2003          10,801                10,861               13,017            11,977
 4/30/2004          11,577                11,709               14,078            12,729
10/31/2004          11,903                12,134               15,028            13,105

                                   [END CHART]

(1) This chart compares a $10,000 investment made in the fund on its inception date to a $10,000 investment made in the index. All dividends and capital gains are reinvested. Further information relating to the fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Index returns do not reflect expenses or sales charges. The graph above and the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                 SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS

         [PIE CHART OF SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS]

Financials                                        26%
Energy                                            13%
Consumer Discretionary                            11%
Industrials                                       11%
Information Technology                            10%
Consumer Staples                                   7%
Health Care                                        7%
Telecommunication Services                         5%
Materials                                          4%
Cash & Other Net Assets                            3%
Utilities                                          3%

                                 [END PIE CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH OCTOBER 31, 2004

                                          % RETURN WITHOUT SALES CHARGE                   % RETURN AFTER SALES CHARGE(4)

                                                                      Since                                           Since
                                   1 Year    3 Years    5 Years    Inception(5)    1 Year    3 Years    5 Years    Inception(5)
                                   ------    -------    -------    ------------    ------    -------    -------    ------------
Class A Shares(2)                  11.48%     3.86%      -0.96%        3.65%        5.11%     1.83%      -2.13%        2.75%
Class B Shares(3)                  10.70      3.09       -1.70         2.87         6.20      1.98       -2.09         2.87
Russell 1000(R) Value Index        15.45      8.48        3.49         6.36           --        --          --           --
S&P 500 Index                       9.42      3.92       -2.22         4.31           --        --          --           --

(2) Maximum Sales Charge is 5.75% for A Shares.
(3) Maximum Contingent Deferred Sales Charge is 4.5% for B Shares; reduced after 12 months and eliminated after six years.
(4) Assuming Maximum Applicable Sales Charge.
(5) Fund commenced investment operations on December 29, 1997.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  CAPITAL APPRECIATION FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Capital Appreciation Fund seeks long-term capital appreciation.

PORTFOLIO MANAGEMENT

The fund is managed by a team of MEMBERS Capital Advisors' portfolio managers.

PRINCIPAL INVESTMENT STRATEGIES

The Capital Appreciation Fund invests primarily in common stocks, and will, under normal market conditions, maintain at least 80% of its assets in such securities. The fund seeks stocks that have low market prices relative to their perceived intrinsic value and growth capabilities as estimated based on fundamental analysis of the issuing companies and their prospects. This is sometimes referred to as a "core" or "blend" approach. Relative to the Growth and Income Fund, the Capital Appreciation Fund will seek more earnings growth capability in the stocks it purchases, and will include some smaller, less developed issuers and some companies undergoing more significant changes in their operations or experiencing significant changes in their markets. The fund will diversify its holdings among various industries and among companies within those industries, but may often be less diversified then the Growth and Income Fund. The combination of these factors introduces greater investment risk than the Growth and Income Fund, but can also provide higher long-term returns than are typically available from less risky investments.

The MEMBERS Capital Appreciation Fund (Class A shares at net asset value) returned 8.33% during the twelve-month period ended October 31, 2004, modestly under-performing the Russell 1000(R) Stock Index, which returned 9.33%.

The fund's performance versus the Russell 1000(R) Index was helped by an overweight in the energy sector. Performance was hurt by stock selection in the telecommunications services sector, as holdings BellSouth, CenturyTel, and SBC Communications under-performed as investors preferred stocks with more direct exposure to the rapidly growing wireless business. Major index component Verizon, not held in the fund, was also a strong performer during the period, which detracted from the fund's relative performance. Performance was helped by stock selection in the information technology sector, as market participants rewarded computer-aided design software provider Autodesk for posting consistent earnings growth.

Management is currently maintaining an overweight in the energy sector, believing that demand for fossil fuels will tend to exceed production capacity for the foreseeable future. Management is pleased that the fund's performance has stabilized in the two years after a difficult period in 2002, and continues to pursue shares of companies with attractive growth prospects which it believes are being under-valued due to transitory factors with the goal of continuing the fund's record of providing long-term capital appreciation for the fund's investors.

MEMBERS CAPITAL ADVISORS' COMMON STOCK PORTFOLIO MANAGEMENT TEAM - ADVISOR

--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------
  CAPITAL APPRECIATION FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

              CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION(1)

         [CHART OF CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION]

                 Class A Shares        Class B Shares
               (includes maximum     (includes maximum     Russell 1000(R)    S&P SuperComposite
               sales charge)(2)     applicable CDSC)(3)         Index             1500 Index
               -----------------    -------------------    ---------------    ------------------
12/29/1997           9,425                10,000                10,000              10,000
 4/30/1998          11,057                11,261                11,671              11,691
10/31/1998          10,415                10,541                11,459              11,433
 4/30/1999          12,558                12,034                14,041              13,911
10/31/1999          12,945                13,153                14,391              14,285
 4/30/2000          14,585                14,870                15,789              15,481
10/31/2000          15,550                15,812                15,694              15,460
 4/30/2001          14,708                14,940                13,632              13,755
10/31/2001          12,116                12,205                11,608              11,828
 4/30/2002          12,057                12,401                11,999              12,334
10/31/2002           9,142                 9,364                 9,913              10,168
 4/30/2003           9,674                 9,779                10,384              10,616
10/31/2003          11,278                11,366                12,125              12,406
 4/30/2004          11,801                11,969                12,866              13,202
10/31/2004          12,218                12,341                13,256              13,626

                                   [END CHART]

(1) This chart compares a $10,000 investment made in the fund on its inception date to a $10,000 investment made in the index. All dividends and capital gains are reinvested. Further information relating to the fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Index returns do not reflect expenses or sales charges. The graph above and the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                 SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS

         [PIE CHART OF SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS]

Financials                                        18%
Information Technology                            17%
Consumer Discretionary                            12%
Health Care                                       12%
Industrials                                       12%
Consumer Staples                                  10%
Energy                                            10%
Telecommunication Services                         3%
Cash & Other Net Assets                            2%
Materials                                          2%
Utilities                                          2%

                               [END PIE CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH OCTOBER 31, 2004

                                          % RETURN WITHOUT SALES CHARGE                   % RETURN AFTER SALES CHARGE(4)

                                                                      Since                                           Since
                                   1 Year    3 Years    5 Years    Inception(5)    1 Year    3 Years    5 Years    Inception(5)
                                   ------    -------    -------    ------------    ------    -------    -------    ------------
Class A Shares(2)                   8.33%      0.28%     -1.15%        3.87%        2.14%     -1.68%     -2.32%        2.97%
Class B Shares(3)                   7.63      -0.44      -1.86         3.12         3.13      -1.61      -2.25         3.12
Russell 1000(R) Index               9.33       4.53      -1.63         4.46           --         --         --           --
S&P SuperComposite
  1500 Index                        9.83       4.83      -0.99         4.62           --         --         --           --

(2) Maximum Sales Charge is 5.75% for A Shares.
(3) Maximum Contingent Deferred Sales Charge is 4.5% for B Shares; reduced after 12 months and eliminated after six years.
(4) Assuming Maximum Applicable Sales Charge.
(5) Fund commenced investment operations on December 29, 1997.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MID-CAP FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Mid-Cap Fund seeks long-term capital appreciation.

PORTFOLIO MANAGEMENT

The fund is managed by a team of MEMBERS Capital Advisors' portfolio managers, which may use one or more subadvisors under a "manager of managers" approach to make investment decisions for some or all of the assets of this fund. Wellington Management Company, LLP is the only subadvisor currently used by MEMBERS Capital Advisors to manage the assets within the smaller-cap portion of the fund.

PRINCIPAL INVESTMENT STRATEGIES

The Mid-Cap Fund invests primarily in common stocks of midsize and smaller companies (market capitalization of less than $12 billion, but more than $2 billion, at the time of purchase), and will under normal market conditions, maintain at least 80% of its assets in such securities. However, the fund will not automatically sell a stock just because the company's market capitalization has either grown beyond $12 billion, or fallen below $2 billion, and such positions may be increased through additional purchases.

The fund seeks stocks in this midsize to smaller range that have a low market price relative to their value as estimated based on fundamental analysis of the issuing company and its prospects. This is sometimes referred to as a "value" approach. Relative to the Growth and Income and Capital Appreciation Funds, the Mid-Cap Fund includes more small, less developed issuers. These midsize and smaller companies often have difficulty competing with larger companies, but the successful ones tend to grow faster than larger companies. They often use profits to expand rather than to pay dividends.

The combination of these factors introduces greater investment risk than the Growth and Income Fund, but can also provide higher long-term returns than are typically available from less risky investments.

The MEMBERS Mid-Cap Fund (Class A shares at net asset value) returned 11.87% during the twelve-month period ended October 31, 2004, under-performing the Russell Midcap(R) Value Index, which returned 19.74%.

The fund's performance was helped by overweights in the energy and industrials sectors and by stock selection in the health care sector, where medical device makers Apogent Technologies and Becton Dickinson performed strongly, and Biogen shares appreciated in price due to a merger. Performance was hurt by an underweight in utilities and by stock selection in the consumer discretionary sector, where holdings Linens 'N Things, Talbots, Interpublic Group, and Newell Rubbermaid under-performed their sector. Performance was also hurt by an underweight in utilities and stock selection in the information technology sector, where the computers & peripherals (McDATA) and software (Reynolds & Reynolds and Synopsys) subsectors were problematic areas.

Shares of financially distressed and troubled companies - so-called "deep value" stocks - were the strongest performers in the mid-cap space during the period, as these companies were able to take advantage of higher-than-expected earnings and an exceptionally low cost of capital to refinance, restructure, and shore up their balance sheets. Management tends to avoid the riskiest shares in the mid-cap universe. This can lead to periods of under-performance versus its peer funds, many of which devote a significant portion of their portfolios to "deep value" stocks, and versus value indexes such as the Russell Midcap(R) Value Index, which typically includes significant exposure to such shares.

MEMBERS CAPITAL ADVISORS' COMMON STOCK PORTFOLIO MANAGEMENT TEAM - ADVISOR

WELLINGTON MANAGEMENT COMPANY, LLP - SUBADVISOR

--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------
  MID-CAP FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

              CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION(1)

         [CHART OF CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION]

                 Class A Shares        Class B Shares
               (includes maximum     (includes maximum     Russell Midcap(R)    S&P MidCap
               sales charge)(2)     applicable CDSC)(3)       Value Index       400 Index
               -----------------    -------------------    -----------------    ----------
 2/28/2001           9,425                10,000                 10,000           10,000
 4/30/2001           9,793                 9,930                 10,258           10,278
10/31/2001           8,935                 9,006                  9,255            9,126
 4/30/2002          10,601                11,160                 11,121           10,954
10/31/2002           8,149                 8,540                  8,980            8,691
 4/30/2003           8,630                 8,705                  9,621            9,036
10/31/2003          10,488                10,560                 11,986           11,362
 4/30/2004          11,281                11,370                 12,981           12,150
10/31/2004          11,733                11,790                 14,352           12,616

                                   [END CHART]

(1) This chart compares a $10,000 investment made in the fund on its inception date to a $10,000 investment made in the index. All dividends and capital gains are reinvested. Further information relating to the fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Index returns do not reflect expenses or sales charges. The graph above and the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                 SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS

         [PIE CHART OF SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS]

Financials                                        24%
Consumer Discretionary                            15%
Industrials                                       15%
Information Technology                             9%
Energy                                             8%
Materials                                          7%
Utilities                                          7%
Consumer Staples                                   5%
Health Care                                        5%
Cash & Other Net Assets                            4%
Telecommunication Services                         1%

                               [END PIE CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH OCTOBER 31, 2004

                                       % RETURN WITHOUT SALES CHARGE               % RETURN AFTER SALES CHARGE(4)

                                                               Since                                       Since
                                   1 Year      3 Years      Inception(5)       1 Year      3 Years      Inception(5)
                                   ------      -------      ------------       ------      -------      ------------
Class A Shares(2)                  11.87%        9.51%          6.14%           5.42%       7.36%           4.45%
Class B Shares(3)                  10.82         8.64           5.30            6.32        7.64            4.58
Russell Midcap(R) Value Index      19.74        15.75          10.18              --          --              --
S&P MidCap 400 Index               11.04        11.39           6.27              --          --              --

(2) Maximum Sales Charge is 5.75% for A Shares.
(3) Maximum Contingent Deferred Sales Charge is 4.5% for B Shares; reduced after 12 months and eliminated after six years.
(4) Assuming Maximum Applicable Sales Charge.
(5) Fund commenced investment operations on February 28, 2001.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MULTI-CAP GROWTH FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Muti-Cap Growth Fund seeks long-term capital appreciation.

PORTFOLIO MANAGEMENT

The fund is managed by a team of MEMBERS Capital Advisors' portfolio managers, which may use one or more subadvisors under a "manager of managers" approach to make investment decisions for some or all of the assets of this fund. Wellington Management Company, LLP, is the only subadvisor currently used by MEMBERS Capital Advisors to manage the assets of the fund.

PRINCIPAL INVESTMENT STRATEGIES

The Multi-Cap Growth Fund invests generally in common stocks, securities convertible into common stocks and related equity securities. Under normal market conditions, the fund will maintain at least 80% of its assets in these securities. The fund is managed by a team of portfolio managers of the subadviser, each with expertise in a specific range of the market capitalization spectrum. Each of the portfolio managers has a distinct sub-portfolio that is focused on the manager's area of market capitalization expertise. Typically, between 60% to 90% of the fund will be invested in large capitalization companies (generally over $12 billion of market capitalization). The subadvisor may invest up to 25% of the fund in mid capitalization companies (generally between $2 billion and $12 billion of market capitalization) and up to 20% in smaller capitalization companies (generally under $2 billion of market capitalization). The fund seeks securities of growth companies across a broad range of market capitalization, which are companies that may be:

o major enterprises that have demonstrated and are expected to sustain above-average growth or whose rates of earnings growth are anticipated to accelerate because of factors such as expectations relative to management, new or unique products, superior market position, changes in demand for the company's products, or changes in the economy or segments of the economy affecting the company; or

o early in their life cycle, but have the potential to become much larger enterprises.

The MEMBERS Multi-Cap Growth Fund (Class A shares at net asset value) returned 8.30% during the twelve-month period ended October 31, 2004, out-performing the Russell 3000(R) Growth Stock Index, which returned 3.54%.

Stock selection drove positive benchmark-relative returns during the period. Selection was strongest within the information technology and financials sectors. Success in these areas more than offset weaker stock selection in the health care and industrials sectors.

Key individual contributors to performance were Research in Motion, Yahoo! and eBay. Research in Motion, which designs, manufactures and markets devices that facilitate wireless communications, rose sharply in recognition of continued strong growth in subscribers and from the introduction of an appealing new messaging and communication device that closely resembles a wireless handheld phone. Shares of Yahoo! appreciated on favorable trends for online advertising and paid search. eBay's stock rose steadily over the twelve-month period as a result of robust earnings growth, increased listings on its online trading marketplace and growth of its PayPal email payment services.

Positive results were partially offset by the decline of KLA-Tencor, Eli Lilly and Cardinal Health. Concerns about excess capacity in the semiconductor industry contributed to a fall in the share price of KLA-Tencor, which management has eliminated from the fund. Eli Lilly was hurt by concerns about Zyprexa's share in the U.S. market for mental illness drugs. Lastly, Cardinal Health was a poor performer during the period due to disappointing earnings and an SEC investigation into the company's accounting methods. Cardinal Health was also sold during the twelve-month period.

Management continues to emphasize competitively-advantaged, market share leaders that are likely to further differentiate themselves from competitors in most economic scenarios. The fund's investment approach is a "bottom-up" process; stocks are selected one at a time based on the fundamentals of each holding. As such, the fund's industry weights are a fallout of the process of finding undervalued growth companies. At the conclusion of the twelve-month period, the fund continues to have an overweight position in the information technology sector relative to the Russell 3000(R) Growth Index. Underweight allocations include consumer staples, health care and consumer discretionary sectors.

MEMBERS CAPITAL ADVISORS' COMMON STOCK PORTFOLIO MANAGEMENT TEAM - ADVISOR

WELLINGTON MANAGEMENT COMPANY, LLP - SUBADVISOR

--------------------------------------------------------------------------------
14

--------------------------------------------------------------------------------
  MULTI-CAP GROWTH FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

              CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION(1)

         [CHART OF CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION]

                 Class A Shares        Class B Shares
               (includes maximum     (includes maximum     Russell 3000(R)
               sales charge)(2)     applicable CDSC)(3)     Growth Index
               -----------------    -------------------    ---------------
 2/29/2000          9,425                 10,000                10,000
 4/30/2000          8,087                  8,194                10,022
10/31/2000          7,417                  7,478                 9,222
 4/30/2001          5,353                  5,405                 6,840
10/31/2001          4,024                  4,051                 5,594
 4/30/2002          3,949                  4,130                 5,521
10/31/2002          3,289                  3,420                 4,491
 4/30/2003          3,450                  3,473                 4,692
10/31/2003          4,204                  4,210                 5,540
 4/30/2004          4,486                  4,528                 5,768
10/31/2004          4,552                  4,577                 5,736

                                 [END CHART]

(1) This chart compares a $10,000 investment made in the fund on its inception date to a $10,000 investment made in the index. All dividends and capital gains are reinvested. Further information relating to the fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Index returns do not reflect expenses or sales charges. The graph above and the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                 SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS

         [PIE CHART OF SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS]

Information Technology                            31%
Health Care                                       17%
Consumer Services                                 14%
Financials                                         9%
Cash & Other Net Assets                            6%
Consumer Discretionary                             5%
Industrials                                        5%
Technology                                         4%
Energy                                             3%
Telecommunications                                 3%
Consumer Staples                                   2%
Transportation                                     1%

                               [END PIE CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH OCTOBER 31, 2004

                                       % RETURN WITHOUT SALES CHARGE               % RETURN AFTER SALES CHARGE(4)

                                                               Since                                       Since
                                   1 Year      3 Years      Inception(5)       1 Year      3 Years      Inception(5)
                                   ------      -------      ------------       ------      -------      ------------
Class A Shares(2)                   8.30%       4.19%          -14.42%          2.11%       2.16%          -15.50%
Class B Shares(3)                   7.60        3.44           -15.04           3.10        2.33           -15.41
Russell 3000(R) Growth Index        3.54        0.84           -10.87             --          --               --

(2) Maximum Sales Charge is 5.75% for A Shares.
(3) Maximum Contingent Deferred Sales Charge is 4.5% for B Shares; reduced after 12 months and eliminated after six years.
(4) Assuming Maximum Applicable Sales Charge.
(5) Fund commenced investment operations on February 29, 2000.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  INTERNATIONAL STOCK FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The International Stock Fund seeks long-term growth of capital.

PORTFOLIO MANAGEMENT

The fund is managed by a team of MEMBERS Capital Advisors' portfolio managers, which may use one or more subadvisors under a "manager of managers" approach to make investment decisions for some or all of the assets of this fund. Lazard Asset Management LLC is the only subadvisor currently used by MEMBERS Capital Advisors to manage the assets of the fund.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the International Stock Fund invests at least 80% of its assets in foreign equity securities. Foreign equity securities are securities that are issued by companies organized or whose principal operations are outside the U.S., are principally traded outside of the U.S., or are quoted or denominated in a foreign currency. Equity securities include common stocks, securities convertible into common stocks, preferred stocks, and other securities representing equity interests such as American Depository Receipts ("ADRs" - receipts typically issued by a U.S. financial institution which evidence ownership of underlying securities of foreign corporate issuers), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. financial institution similar to that for ADRs and are designed for use in non-U.S. securities markets. The fund may also invest in debt securities, foreign money market instruments, and other income bearing securities as well as forward foreign currency exchange contracts and other derivative securities and contracts. The fund always holds securities of issuers located in at least three countries other than the U.S.

The MEMBERS International Stock Fund (Class A shares at net asset value) returned 19.56% during the twelve-month period ended October 31, 2004, performing in-line with the MSCI EAFE Index, which returned 19.27%.

INTERNATIONAL EQUITY

The portfolio benefited from stock selection in the health care sector, particularly in pharmaceuticals and biotechnology. Regionally, an underweight position in Japan contributed to relative performance. Conversely, stock selection in the financials sector detracted from returns, as Nomura Holdings was the biggest detractor for this sector, as well as the overall portfolio. Being underweight in Australia also detracted from relative performance.

EMERGING MARKETS EQUITY

The portfolio benefited from an underweight position in the information technology sector, particularly in semiconductors. Stock selection in the materials and energy sectors also added to performance. Within energy, PTT, SK Corp. and MOL contributed the most to relative performance. Within materials, Brazilian iron ore producers, particularly Caemi and CVRD, were top performers. From a regional standpoint, an overweight position in emerging Latin America was the biggest relative contributor. Conversely, an overweight position in diversified financials, and stock selection in the consumer staples sector detracted from relative returns.

INTERNATIONAL SMALL CAP

The portfolio benefited from an overweight position as well as from stock selection in the consumer discretionary sector. Stock selection in the industrials sector, and particularly in capital goods, contributed to relative performance. Kidde PLC was the top relative contributor to performance in capital goods, and the second largest relative contributor to performance in the portfolio. From a regional perspective, the portfolio benefited from an underweight position in Japan. Conversely, stock selection in energy and in health care detracted the most from relative performance. Being underweight in Australia also detracted from relative returns.

MEMBERS CAPITAL ADVISORS' COMMON STOCK PORTFOLIO MANAGEMENT TEAM - ADVISOR

LAZARD ASSET MANAGEMENT - SUBADVISOR

--------------------------------------------------------------------------------
16

--------------------------------------------------------------------------------
  INTERNATIONAL STOCK FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

              CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION(1)

         [CHART OF CUMULATIVE PERFORMANCE OF $10,000 SINCE INCEPTION]

                                                            Morgan Stanley Capital
                 Class A Shares        Class B Shares       International Europe,
               (includes maximum     (includes maximum      Australasia & Far East
               sales charge)(2)     applicable CDSC)(3)    Index (MSCI EAFE Index)
               -----------------    -------------------    -----------------------
12/29/1997          9,425                 10,000                   10,000
 4/30/1998         11,104                 11,301                   11,659
10/31/1998          9,764                  9,840                   11,090
 4/30/1999         11,084                 10,916                   12,802
10/31/1999         11,413                 11,545                   13,681
 4/30/2000         10,981                 11,103                   14,616
10/31/2000         10,353                 10,413                   13,317
 4/30/2001          9,632                  9,703                   12,270
10/31/2001          7,984                  8,017                   10,031
 4/30/2002          9,044                  9,291                   10,599
10/31/2002          7,646                  7,826                    8,734
 4/30/2003          7,895                  7,983                    8,912
10/31/2003          9,822                  9,885                   11,141
 4/30/2004         10,942                 11,062                   12,543
10/31/2004         11,743                 11,835                   13,288

                                   [END CHART]

(1) This chart compares a $10,000 investment made in the fund on its inception date to a $10,000 investment made in the index. All dividends and capital gains are reinvested. Further information relating to the fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Indices are unmanaged and investors cannot invest in them. Index returns do not reflect expenses or sales charges. The graph above and the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

              GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS

      [PIE CHART OF GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS]

Europe (excluding United Kingdom)                 38%
United Kingdom                                    20%
Japan                                             13%
Pacific Basin                                     11%
Latin Amercia                                      6%
Africa                                             4%
Cash & Other Net Assets                            4%
Other Countries                                    4%

                               [END PIE CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH OCTOBER 31, 2004

                                          % RETURN WITHOUT SALES CHARGE                   % RETURN AFTER SALES CHARGE(4)

                                                                      Since                                           Since
                                   1 Year    3 Years    5 Years    Inception(5)    1 Year    3 Years    5 Years    Inception(5)
                                   ------    -------    -------    ------------    ------    -------    -------    ------------
Class A Shares(2)                  19.56%     13.72%      0.57%        3.27%       12.74%     11.48%     -0.61%        2.38%
Class B Shares(3)                  18.67      12.85      -0.19         2.49        14.17      11.93      -0.56         2.49
MSCI EAFE Index                    19.27       9.83      -0.58         4.24           --         --         --           --

(2) Maximum Sales Charge is 5.75% for A Shares.
(3) Maximum Contingent Deferred Sales Charge is 4.5% for B Shares; reduced after 12 months and eliminated after six years.
(4) Assuming Maximum Applicable Sales Charge.
(5) Fund commenced investment operations on December 29, 1997.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  CASH RESERVES FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Par Value                                                   Value (Note 2)
---------                                                   --------------
COMMERICAL PAPER - 64.70%
--------------------------------------------------------------------------
             CHEMICALS - 3.93%
$  800,000   E.I. du Pont de Nemours & Co.
             1.750%, due 11/09/04 (A) ....................   $     799,689
                                                             -------------
             CONSUMER STAPLES - 12.76%
   800,000   Anheuser Busch, Inc.
             1.780%, due 12/13/04 (A) ....................         798,339
   800,000   Nestle Capital Corp.
             1.750%, due 11/17/04 (A)(D) .................         799,378
 1,000,000   Proctor & Gamble
             1.880%, due 12/01/04 (A) ....................         998,433
                                                             -------------
                                                                 2,596,150
                                                             -------------
             FINANCE - 30.93%
   800,000   Bank Of America NA
             1.790%, due 11/22/04 (A) ....................         799,165
   800,000   CXC, Inc.
             1.680%, due 11/19/04 (A)(C) .................         799,328
   800,000   Fountain Square Commercial Funding
             1.810%, due 12/15/04 (A)(C) .................         798,230
   500,000   General Electric Capital Corp.
             1.760%, due 11/01/04 (A) ....................         500,000
   800,000   Goldman Sachs Group, Inc.
             1.620%, due 11/23/04 (A) ....................         799,208
   800,000   Household Finance Corp.
             1.760%, due 11/08/04 (A) ....................         799,726
 1,000,000   Morgan Stanley Dean Witter & Co.
             1.890%, due 11/01/04 (G) ....................       1,000,000
   800,000   Toyota Motor Credit Co.
             1.930%, due 12/07/04 (A)(D) .................         798,456
                                                             -------------
                                                                 6,294,113
                                                             -------------
             FOREIGN - 4.42%
   400,000   Government Of Quebec
             1.730%, due 11/15/04 (A)(D) .................         399,731
   500,000   Government Of Quebec
             1.740%, due 11/15/04 (A)(D) .................         499,662
                                                             -------------
                                                                   899,393
                                                             -------------
             HEALTH CARE - 4.31%
   500,000   Merck & Co., Inc.
             1.740%, due 11/08/04 (A) ....................         499,831
   378,000   Pfizer, Inc.
             1.630%, due 11/18/04 (A) ....................         377,709
                                                             -------------
                                                                   877,540
                                                             -------------
             INDUSTRIALS - 3.93%
   800,000   Caterpillar, Inc.
             1.780%, due 11/29/04 (A) ....................         798,892
                                                             -------------
             RETAIL - 4.42%
   900,000   Wal-Mart Stores, Inc.
             1.740%, due 11/03/04 (A) ....................         899,913
                                                             -------------
             TOTAL COMMERCIAL PAPER
             (Cost $13,165,690) ..........................      13,165,690

CORPORATE NOTES AND BONDS - 8.85%
--------------------------------------------------------------------------
             FINANCE - 6.39%
   800,000   American Honda Finance Corp.
             1.813%, due 12/10/04 (C)(G) .................         800,000
   500,000   CIT Group, Inc.
             1.981%, due 11/15/04 (G) ....................         500,329
                                                             -------------
                                                                 1,300,329
                                                             -------------
             HEALTH CARE - 2.46%
   500,000   Pfizer, Inc.
             3.625%, due 11/01/04 ........................         500,000
                                                             -------------
             TOTAL CORPORATE NOTES AND BONDS
             (Cost $1,800,329) ...........................       1,800,329

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 21.06%
--------------------------------------------------------------------------
             Federal Farm Credit Bank (A) - 4.90%
 1,000,000   1.330%, due 01/05/05 ........................         997,598
                                                             -------------
             Federal Home Loan Bank - 2.46%
   500,000   1.305%, due 04/22/05 ........................         500,000
                                                             -------------
             Federal Home Loan Mortgage Corp. (A) - 3.93%
   800,000   1.800%, due 11/24/04 ........................         799,080
                                                             -------------
             Federal National Mortgage Association - 2.45%
   500,000   1.798%, due 11/01/04 (G) ....................         499,921
                                                             -------------
             U.S. Treasury Bill (A) - 4.87%
 1,000,000   1.975%, due 04/21/05 ........................         990,619
                                                             -------------
             U.S. Treasury Strip (A) - 2.45%
   500,000   1.420%, due 02/15/05 ........................         497,965
                                                             -------------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
             (Cost $4,285,183) ...........................       4,285,183

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
18

--------------------------------------------------------------------------------
  CASH RESERVES FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Shares                                                      Value (Note 2)
------                                                      --------------
INVESTMENT COMPANIES - 5.53%
--------------------------------------------------------------------------

   806,540   One Group Institutional Prime Money
             Market Fund .................................   $     806,540
   318,711   SSgA Prime Money Market Fund                          318,711
                                                             -------------

             TOTAL INVESTMENT COMPANIES
             (Cost $1,125,251) ...........................       1,125,251

TOTAL INVESTMENTS  - 100.14%
--------------------------------------------------------------------------
  (Cost $20,376,453**) ...................................      20,376,453

NET OTHER ASSETS AND LIABILITIES - (0.14)%
--------------------------------------------------------------------------
                                                                   (28,431)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------
                                                             $  20,348,022

 ** Aggregate cost for Federal tax purposes was $20,376,453.
(A) Rate noted represents annualized yield at time of purchase.
(C) Security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 12.28% of total net assets.
(G) Floating rate note. Rate shown is as of October 31, 2004. Date shown is next reset date.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  BOND FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Par Value                                                   Value (Note 2)
---------                                                   --------------
ASSET BACKED - 5.92%
--------------------------------------------------------------------------
$  123,990   ABSC Long Beach Home Equity Loan Trust,
             Series 2000-LB1, Class AF5 (M)
             8.050%, due 09/21/30 ........................   $     125,268
   300,000   Ameriquest Mortgage Co.,
             Series 2004-FR1, Class M2 (M)
             5.207%, due 05/25/34 ........................         299,533
   860,000   Citibank Credit Card Issuance Trust,
             Series 2004-A1, Class A1
             2.550%, due 01/20/09 ........................         852,017
 1,000,000   Countrywide Asset-Backed Certificates,
             Series 2003-S1, Class A4 (M)
             5.009%, due 12/25/32 ........................       1,021,980
   560,000   GMAC Home Equity Loan Trust,
             Series 2004-HE2, Class M1 (G)
             3.950%, due 10/25/33                                  549,473
   700,000   Green Tree Home Equity Loan Trust,
             Series 1999-A, Class B1
             8.970%, due 11/15/27 ........................         763,180
 1,500,000   New Century Home Equity Loan Trust,
             Series 2003-5, Class AI5
             5.500%, due 11/25/33 ........................       1,554,376
 1,621,000   Residential Asset Mortgage Products, Inc.,
             Series 2003-RS9, Class AI5
             4.990%, due 03/25/31 ........................       1,646,663
                                                             -------------
             TOTAL ASSET BACKED
             (Cost $6,651,394) .........................         6,812,490

COMMERCIAL MORTGAGE BACKED - 6.20%
--------------------------------------------------------------------------
 1,040,681   Bear Stearns Commercial Mortgage
             Securities, Inc.,
             Series 2001-TOP4, Class A1
             5.060%, due 11/15/16 ........................       1,081,969
   525,000   Bear Stearns Commercial Mortgage
             Securities, Inc.,
             Series 2004-T16, Class A2 (H)(L)
             3.700%, due 08/13/46 ........................         527,877
   525,000   Bear Stearns Commercial Mortgage
             Securities, Inc.,
             Series 2004-T16, Class A6 (H)(L)
             4.750%, due 08/13/46 ........................         527,690
 1,200,000   Greenwich Capital Commercial Funding Corp.,
             Series 2004-GG1, Class A7 (G)
             5.317%, due 06/10/36 ........................       1,258,114
   988,696   Morgan Stanley Capital I, Inc.,
             Series 1999-CAM1, Class A3
             6.920%, due 03/15/32 ........................       1,057,174
 1,150,000   Morgan Stanley Capital I, Inc.,
             Series 2004-HQ4, Class A7
             4.970%, due 04/14/40 ........................       1,173,722
   500,000   Morgan Stanley Capital I, Inc.,
             Series 2004-TP13, Class A3
             4.390%, due 09/13/45 ........................         499,690
 1,022,564   Wachovia Bank Commercial
             Mortgage Trust,
             Series 2003-C6, Class A1
             3.364%, due 08/15/35 ........................       1,019,253
                                                             -------------
             TOTAL COMMERCIAL MORTGAGE BACKED
             (Cost $7,040,019) .........................         7,145,489

PRIVATE LABEL MORTGAGE BACKED - 1.11%
--------------------------------------------------------------------------
 1,270,658   Countrywide Alternative Loan Trust,
             Series 2002-5, Class A10
             6.750%, due 06/25/32 ........................       1,278,530
                                                             -------------
             TOTAL PRIVATE LABEL MORTGAGE BACKED
             (Cost $1,294,637) .........................         1,278,530

CORPORATE NOTES AND BONDS - 28.45%
--------------------------------------------------------------------------
             CABLE - 1.15%
   800,000   Comcast Corp.
             5.300%, due 01/15/14 ........................         815,749
   500,000   Cox Communications, Inc.
             6.875%, due 06/15/05 ........................         511,942
                                                             -------------
                                                                 1,327,691
                                                             -------------
             CAPITAL GOODS - 1.30%
 1,000,000   Caterpillar Financial Services Corp.
             2.500%, due 10/03/06 ........................         991,281
   500,000   United Technologies Corp.
             6.625%, due 11/15/04 ........................         500,646
                                                             -------------
                                                                 1,491,927
                                                             -------------
             COMMUNICATION SERVICES - 0.43%
   500,000   Clear Channel Communications, Inc.
             4.250%, due 05/15/09                                  497,550
                                                             -------------
             CONSUMER DISCRETIONARY - 2.34%
   750,000   American Association of Retired Persons (C)
             7.500%, due 05/01/31 ........................         905,195
   700,000   Carnival Corp. (D)
             3.750%, due 11/15/07 ........................         705,469
 1,000,000   Cendant Corp.
             6.250%, due 01/15/08 ........................       1,079,166
                                                             -------------
                                                                 2,689,830
                                                             -------------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
20

--------------------------------------------------------------------------------
  BOND FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Par Value                                                   Value (Note 2)
---------                                                   --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------
             CONSUMER STAPLES - 0.67%
$  750,000   Coca-Cola Enterprises, Inc.
             4.375%, due 09/15/09 ................           $     769,638
                                                             -------------
             ENERGY - 3.13%
   500,000   Burlington Resources Finance Co.
             5.700%, due 03/01/07 ................                 527,374
   500,000   Occidental Petroleum Corp.
             5.875%, due 01/15/07 ................                 528,986
   800,000   Pemex Project Funding Master Trust
             7.375%, due 12/15/14 ................                 886,400
   450,000   Texaco Capital, Inc.
             5.700%, due 12/01/08 ................                 460,577
 1,000,000   Valero Energy Corp.
             7.500%, due 04/15/32 ................               1,196,004
                                                             -------------
                                                                 3,599,341
                                                             -------------
             FINANCE - 6.59%
   500,000   AIG SunAmerica Global Financing XII (C)
             5.300%, due 05/30/07 ................                 523,664
   500,000   American General Finance Corp.
             4.625%, due 09/01/10 ................                 506,706
   850,000   Bank of America Corp.
             4.875%, due 01/15/13 ................                 868,012
   500,000   Bear Stearns Cos., Inc.
             7.800%, due 08/15/07 ................                 559,461
   500,000   CIT Group, Inc.
             7.375%, due 04/02/07 ................                 547,634
   500,000   GE Global Insurance Holding Corp.
             7.000%, due 02/15/26 ................                 547,486
   750,000   Goldman Sachs Group, Inc.
             5.700%, due 09/01/12 ................                 798,850
   750,000   Household Finance Corp.
             6.500%, due 11/15/08 ................                 827,830
   500,000   Merrill Lynch & Co., Inc.
             7.375%, due 05/15/06 ................                 536,806
   500,000   U.S. Bank N.A.
             6.300%, due 02/04/14 ................                 562,085
   750,000   Wachovia Corp.
             4.950%, due 11/01/06 ................                 779,553
   500,000   Washington Mutual Finance Corp.
             6.250%, due 05/15/06 ................                 526,558
                                                             -------------
                                                                 7,584,645
                                                             -------------
             INDUSTRIALS - 5.00%
   500,000   DaimlerChrysler NA Holding Corp.
             4.750%, due 01/15/08 ................                 515,131
 1,000,000   Dow Chemical Co.
             5.750%, due 12/15/08 ................               1,073,224
   500,000   Ford Motor Credit Co.
             7.600%, due 08/01/05 ................                 517,052
   800,000   General Electric Co.
             5.000%, due 02/01/13 ................                 829,262
   500,000   General Motors Acceptance Corp.
             6.125%, due 08/28/07 ................                 521,529
   600,000   General Motors Acceptance Corp.
             6.875%, due 09/15/11 ................                 624,591
   200,000   International Paper Co.
             7.875%, due 08/01/06 ................                 215,454
   400,000   Raytheon Co.
             4.500%, due 11/15/07 ................                 413,906
   450,000   Waste Management, Inc.
             6.375%, due 11/15/12 ................                 499,941
   500,000   Weyerhaeuser Co.
             6.875%, due 12/15/33 ................                 550,973
                                                             -------------
                                                                 5,761,063
                                                             -------------
             PIPELINE - 0.66%
   750,000   Kinder Morgan, Inc.
             6.650%, due 03/01/05 ................                 759,777
                                                             -------------
             REITS - 0.24%
   270,000   Simon Property Group, L.P. (C)
             5.625%, due 08/15/14 ................                 279,032
                                                             -------------
             TELECOMMUNICATIONS - 1.62%
   500,000   Bellsouth Capital Funding Corp.
             7.875%, due 02/15/30 ................                 616,203
   250,000   Sprint Capital Corp.
             7.125%, due 01/30/06 ................                 262,951
   200,000   Telephone & Data Systems, Inc.
             7.000%, due 08/01/06 ................                 212,301
   250,000   Verizon Wireless Capital LLC
             5.375%, due 12/15/06 ................                 262,033
   500,000   Vodafone Group PLC (D)
             5.000%, due 12/16/13 ................                 511,778
                                                             -------------
                                                                 1,865,266
                                                             -------------
             TRANSPORTATION - 1.44%
   750,000   Burlington Northern Santa Fe Corp.
             6.375%, due 12/15/05 ................                 777,047
   750,000   Norfolk Southern Corp.
             7.250%, due 02/15/31 ................                 887,348
                                                             -------------
                                                                 1,664,395
                                                             -------------
             UTILITIES - 3.88%
   550,000   Constellation Energy Group, Inc.
             4.550%, due 06/15/15 ................                 525,451
   750,000   DTE Energy Co.
             6.450%, due 06/01/06 ................                 787,852
   500,000   Energy East Corp.
             8.050%, due 11/15/10 ................                 595,046
   750,000   Niagara Mohawk Power Co.
             7.750%, due 05/15/06 ................                 803,758

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  BOND FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Par Value                                                   Value (Note 2)
---------                                                   --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------
             UTILITIES - (CONTINUED)
$  250,000   Progress Energy, Inc.
             7.750%, due 03/01/31 ........................   $     296,814
   600,000   Virginia Electric and Power Co., Series A
             5.750%, due 03/31/06 ........................         623,886
   750,000   Wisconsin Electric Power Co.
             6.500%, due 06/01/28 ........................         840,361
                                                             -------------
                                                                 4,473,168
                                                             -------------
             TOTAL CORPORATE NOTES AND BONDS
             (Cost $31,302,807) ..........................      32,763,323

MORTGAGE BACKED - 31.51%
--------------------------------------------------------------------------
             FEDERAL HOME LOAN MORTGAGE CORP. - 8.03%
 1,203,709   5.000%, due 05/01/18
             Pool # E96322 ...............................       1,229,109
   898,479   7.000%, due 07/15/27
             Series 1974, Class ZA .......................         942,695
 2,500,000   5.500%, due 05/15/28
             Series 2519, Class NG (N) ...................       2,609,112
    16,861   8.000%, due 06/01/30
             Pool # C01005 ...............................          18,311
   158,912   7.000%, due 03/01/31
             Pool # C48133 ...............................         168,878
   300,198   6.500%, due 01/01/32
             Pool # C62333 ...............................         316,032
   819,112   6.000%, due 09/01/32
             Pool # C70558 ...............................         849,235
 3,118,924   5.000%, due 07/01/33
             Pool # A11325 ...............................       3,118,432
                                                             -------------
                                                                 9,251,804
                                                             -------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.29%
   105,133   6.000%, due 05/01/16
             Pool # 582558 ...............................         110,382
 1,215,442   5.500%, due 02/01/18
             Pool # 673194 ...............................       1,260,864
 1,409,885   4.500%, due 09/01/18
             Pool # 737144 ...............................       1,417,365
   179,121   6.000%, due 05/01/21
             Pool # 253847 ...............................         186,837
 1,081,509   5.500%, due 12/01/22
             Pool # 254587 ...............................       1,112,177
    55,000   7.000%, due 12/01/29
             Pool # 762813 ...............................          58,779
   205,847   7.000%, due 11/01/31
             Pool # 607515 ...............................         218,757
   241,824   6.000%, due 02/01/32
             Pool # 611619 ...............................         251,127
   826,746   6.500%, due 03/01/32
             Pool # 631377 ...............................         870,765
    20,000   7.000%, due 04/01/32
             Pool # 641518 ...............................          21,247
    88,273   7.000%, due 05/01/32
             Pool # 644591 ...............................          93,809
 2,261,603   6.500%, due 06/01/32
             Pool # 545691 ...............................       2,382,017
    35,000   7.000%, due 08/01/32
             Pool # 641302 ...............................          37,182
   632,776   6.000%, due 12/01/32
             Pool # 676552 ...............................         657,119
 2,593,651   5.500%, due 04/01/33
             Pool # 690206 ...............................       2,645,998
   683,625   6.000%, due 08/01/33
             Pool # 729418 ...............................         709,789
 1,156,829   6.000%, due 08/01/33
             Pool # 729423 ...............................       1,201,102
 1,375,906   5.000%, due 10/01/33
             Pool # 254903 ...............................       1,374,791
 2,470,692   5.500%, due 11/01/33
             Pool # 555880 ...............................       2,520,557
   205,631   5.000%, due 05/01/34
             Pool # 775604 ...............................         205,131
   490,905   5.000%, due 05/01/34
             Pool # 780890 ...............................         489,712
   315,995   5.000%, due 06/01/34
             Pool # 255230 ...............................         315,226
 2,680,883   5.500%, due 06/01/34
             Pool # 780384 ...............................       2,733,401
   175,000   7.000%, due 07/01/34
             Pool # 792636 ...............................         185,902
                                                             -------------
                                                                21,060,036
                                                             -------------
             GOVERNMENT NATIONAL MORTGAGE
             ASSOCIATION - 5.19%
    32,793   8.000%, due 10/20/15
             Pool # 002995 ...............................          35,004
 1,100,000   5.008%, due 12/16/25
             Series 2004-43, Class C (G) .................       1,135,793
 1,903,626   6.500%, due 09/20/28
             Series 1998-21, Class ZB ....................       1,988,752
   140,235   6.500%, due 02/20/29
             Pool # 002714 ...............................         148,220
    20,884   7.500%, due 05/20/30
             Pool # 002921 ...............................          22,387
    44,833   7.500%, due 08/20/30
             Pool # 002957 ...............................          48,061
   107,282   6.500%, due 04/20/31
             Pool # 003068 ...............................         113,304

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
22

--------------------------------------------------------------------------------
  BOND FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Par Value                                                   Value (Note 2)
---------                                                   --------------
MORTGAGE BACKED (CONTINUED)
--------------------------------------------------------------------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$2,400,000   6.000%, due 07/20/32
             Series 2002-50, Class PE ....................   $   2,486,876
                                                             -------------
                                                                 5,978,397
                                                             -------------
             TOTAL MORTGAGE BACKED
             (Cost $35,534,215) ..........................      36,290,237

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 25.23%
--------------------------------------------------------------------------
             FEDERAL FARM CREDIT BANK - 0.97%
   500,000   6.125%, due 12/29/15 (N).....................         561,457
   500,000   5.875%, due 10/03/16 (N).....................         549,639
                                                             -------------
                                                                 1,111,096
                                                             -------------
             FEDERAL HOME LOAN MORTGAGE CORP. - 3.55%
 2,500,000   4.875%, due 11/15/13 (N).....................       2,584,808
 1,500,000   4.500%, due 01/15/14 ........................       1,508,280
                                                             -------------
                                                                 4,093,088
                                                             -------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.78%
 3,000,000   4.000%, due 09/02/08 ........................       3,050,457
 1,300,000   4.125%, due 04/15/14 ........................       1,268,134
 1,000,000   6.625%, due 11/15/30 ........................       1,187,531
                                                             -------------
                                                                 5,506,122
                                                             -------------
             U.S. TREASURY BOND - 3.45%
 3,300,000   6.250%, due 05/15/30 ........................       3,968,250
                                                             -------------
             U.S. TREASURY NOTES - 12.48%
   600,000   1.500%, due 03/31/06 ........................         592,945
 3,500,000   2.000%, due 05/15/06 ........................       3,479,903
 2,500,000   2.625%, due 11/15/06 ........................       2,502,735
 3,780,000   3.250%, due 01/15/09 ........................       3,796,390
 2,135,000   5.000%, due 02/15/11 ........................       2,305,467
   950,000   4.250%, due 11/15/13 ........................         969,296
   730,000   4.000%, due 02/15/14 ........................         730,029
                                                             -------------
                                                                14,376,765
                                                             -------------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
             (Cost $28,549,504) ..........................      29,055,321

Shares
------

INVESTMENT COMPANIES - 23.30%
--------------------------------------------------------------------------
 2,254,041   SSgA Prime Money Market Fund                        2,254,041
24,582,491   State Street Navigator Securities
             Lending Prime Portfolio (I)                        24,582,491
                                                             -------------
             TOTAL INVESTMENT COMPANIES
             (Cost $26,836,532) ..........................      26,836,532

TOTAL INVESTMENTS - 121.72%
  (Cost $137,209,108**)...................................     140,181,922

NET OTHER ASSETS AND LIABILITIES - (21.72)%
--------------------------------------------------------------------------
                                                               (25,012,431)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------
                                                             $ 115,169,491

  * Non-income producing.
 ** Aggregate cost for Federal tax purposes was $137,425,399.
(C) Security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.06% of total net assets.
(G) Floating rate or variable rate note. Rate shown is as of October 31, 2004.
(H) Security purchased on a delayed delivery or when-issued basis.
(I) Represents collateral held in connection with securities lending.
(L) Security valued at fair value using methods determined in good faith by and under the general supervision of the Board of Trustees (see note 2).
(M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below the stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.
(N) Security pledged as collateral for when-issued purchase committments outstanding as of October 31, 2004.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  HIGH INCOME FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Par Value                                                   Value (Note 2)
---------                                                   --------------
ASSET BACKED - 0.61%
--------------------------------------------------------------------------
$   66,447   Continental Airlines, Inc.,
             Series 1997-4, Class B
             6.900%, due 01/02/17 ........................   $      49,891
    43,369   Continental Airlines, Inc.,
             Series 1998-1, Class B
             6.748%, due 03/15/17 ........................          32,042
   116,423   Continental Airlines, Inc.,
             Series 1999-1, Class B
             6.795%, due 08/02/18 ........................          91,968
   134,132   Continental Airlines, Inc.,
             Series 1999-2, Class B
             7.566%, due 03/15/20 ........................         103,998
   139,500   Crest, Ltd.,
             Series 2004-1A, Class G2 (C)(H)(L)
             7.000%, due 01/28/40 ........................         135,350
                                                             -------------
             TOTAL ASSET BACKED
             (Cost $416,916) .............................         413,249

COMMERCIAL MORTGAGE BACKED - 1.79%
--------------------------------------------------------------------------
   147,840   Arcap Reit, Inc.,
             Series 2004-RR3, Class H (C)
             6.100%, due 09/21/45 ........................         124,530
   352,233   Asset Securitization Corp.,
             Series 1996-MD6, Class A7 (G)
             8.005%, due 11/13/29 ........................         374,719
   180,000   Commercial Mortgage Acceptance Corp.,
             Series 1998-C2, Class F (C)(G)
             5.440%, due 09/15/30 ........................         184,577
   100,000   CS First Boston Mortgage Securities Corp.,
             Series 1998-C2, Class F (C)
             6.750%, due 11/11/30 ........................          99,695
   120,000   First Union National Bank
             Commercial Mortgage,
             Series 2000-C2, Class H
             6.750%, due 10/15/32 ........................         119,143
    85,000   GE Capital Commerical Mortgage Corp.,
             Series 2000-1, Class F (C)(G)
             7.512%, due 01/15/33 ........................          95,909
   115,000   GMAC Commercial Mortgage
             Securities, Inc.,
             Series 2001-C1, Class G (C)(G)
             7.653%, due 04/15/34 ........................         130,872
 1,003,958   Morgan Stanley Capital I, Inc.,
             Series 2004-RR, Class FX (C)
             13.925%, due 04/28/39 IO ....................          77,295
                                                             -------------
             TOTAL COMMERCIAL MORTGAGE BACKED
             (Cost $1,097,376) ...........................       1,206,740

CORPORATE NOTES AND BONDS - 87.32%
--------------------------------------------------------------------------
             AEROSPACE/DEFENSE - 0.94%
   110,000   K & F Industries, Inc., Series B
             9.250%, due 10/15/07 ........................         112,200
    55,000   K & F Industries, Inc., Series B
             9.625%, due 12/15/10 ........................          63,800
   235,000   L-3 Communications Corp.
             7.625%, due 06/15/12 ........................         259,675
   185,000   TransDigm, Inc.
             8.375%, due 07/15/11 ........................         198,875
                                                             -------------
                                                                   634,550
                                                             -------------
             BASIC MATERIALS - 5.38%
   305,000   Abitibi-Consolidated, Inc. (D)
             8.550%, due 08/01/10 ........................         333,975
   155,000   Buckeye Technologies, Inc.
             8.500%, due 10/01/13 ........................         171,275
   120,000   Dresser, Inc.
             9.375%, due 04/15/11 ........................         133,200
   310,000   Equistar Chemicals LP/Equistar
             Funding Corp.
             10.625%, due 05/01/11 .......................         358,050
   555,000   Georgia-Pacific Corp.
             9.375%, due 02/01/13 ........................         653,513
    30,000   Hexcel Corp.
             9.875%, due 10/01/08 ........................          33,600
   220,000   Hexcel Corp.
             9.750%, due 01/15/09 ........................         231,550
    30,000   Huntsman International LLC
             9.875%, due 03/01/09 ........................          33,300
   350,000   Huntsman International LLC
             10.125%, due 07/01/09 .......................         367,500
   137,000   Interface, Inc.
             10.375%, due 02/01/10 .......................         157,550
   170,000   Newark Group, Inc. (C)
             9.750%, due 03/15/14 ........................         176,800
   195,000   Norske Skog Canada, Ltd., Series D (D)
             8.625%, due 06/15/11 ........................         210,600
   190,000   Norske Skog Canada, Ltd. (D)
             7.375%, due 03/01/14 ........................         197,600
   455,000   Rhodia S.A. (D)
             8.875%, due 06/01/11 ........................         425,425
    65,000   Sovereign Specialty Chemicals, Inc.
             11.875%, due 03/15/10 .......................          69,875
    65,000   United States Steel Corp.
             9.750%, due 05/15/10 ........................          74,425
                                                             -------------
                                                                 3,628,238
                                                             -------------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
24

--------------------------------------------------------------------------------
  HIGH INCOME FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Par Value                                                   Value (Note 2)
---------                                                   --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------
             BUILDING AND CONSTRUCTION - 2.25%
$  120,000   American Standard, Inc.
             7.375%, due 02/01/08 ........................   $     132,600
   255,000   Building Materials Corp. of America (C)
             7.750%, due 08/01/14 ........................         253,087
    85,000   Corrections Corp. of America
             9.875%, due 05/01/09 ........................          95,625
    75,000   Corrections Corp. of America
             7.500%, due 05/01/11 ........................          81,094
   260,000   D. R. Horton, Inc.
             8.000%, due 02/01/09 ........................         293,150
   175,000   Joy Global, Inc., Series B
             8.750%, due 03/15/12 ........................         197,750
   135,000   Nortek, Inc. (C)
             8.500%, due 09/01/14 ........................         143,100
    55,000   Ply Gem Industries, Inc. (C)
             9.000%, due 02/15/12 ........................          54,863
   250,000   WCI Communities, Inc.
             7.875%, due 10/01/13 ........................         266,250
                                                             -------------
                                                                 1,517,519
                                                             -------------
             CHEMICALS AND DRUGS - 2.88%
   165,000   Acetex Corp. (D)
             10.875%, due 08/01/09 .......................         181,500
   120,000   ARCO Chemical, Co.
             9.800%, due 02/01/20 ........................         133,200
   190,000   Hercules, Inc.
             6.750%, due 10/15/29 ........................         193,800
   210,000   IMC Global, Inc.
             10.875%, due 08/01/13 .......................         265,125
    10,000   Kronos International, Inc. (F)
             8.875%, due 06/30/09 ........................          13,704
   175,000   Lyondell Chemical Co.
             9.500%, due 12/15/08 ........................         190,750
   115,000   Lyondell Chemical Co.
             11.125%, due 07/15/12 .......................         135,556
    60,000   Nalco Co.
             7.750%, due 11/15/11 ........................          64,950
    60,000   Nalco Co.
             8.875%, due 11/15/13 ........................          65,775
   185,000   Nalco Finance Holdings, Inc. (B)(C)
             0.000%, due 02/01/14 ........................         137,363
   200,000   Nova Chemicals Corp. (D)
             6.500%, due 01/15/12 ........................         210,500
   210,000   Resolution Performance Products LLC
             13.500%, due 11/15/10 .......................         207,900
   130,000   Rockwood Specialties Group, Inc.
             10.625%, due 05/15/11 .......................         144,300
                                                             -------------
                                                                 1,944,423
                                                             -------------
             COMMUNICATION - 6.76%
    98,000   American Tower Corp.
             9.375%, due 02/01/09 ........................         103,635
   125,000   American Tower Corp. (C)
             7.125%, due 10/15/12 ........................         127,187
    85,000   CCO Holdings LLC/
             CCO Holdings Capital Corp.
             8.750%, due 11/15/13 ........................          84,788
    80,000   Charter Communciations Operating LLC/
             Charter Communications Capital Corp. (C)
             8.375%, due 04/30/14 ........................          80,700
   820,000   Charter Communications Holdings LLC/
             Charter Communications Capital Corp.
             8.625%, due 04/01/09 ........................         660,100
   520,000   Charter Communications Holdings LLC/
             Charter Communications Capital Corp.
             9.920%, due 04/01/11 ........................         417,300
   305,000   Citizens Communications Co.
             9.250%, due 05/15/11 ........................         350,750
    15,000   Esprit Telecom Group PLC (D)(E)
             10.875%, due 06/15/08 .......................               2
   845,000   Nextel Communications, Inc.
             7.375%, due 08/01/15 ........................         937,950
   280,000   Qwest Capital Funding, Inc.
             7.250%, due 02/15/11 ........................         261,100
   270,000   Qwest Corp. (C)
             7.875%, due 09/01/11 ........................         287,550
   265,000   Qwest Corp. (C)
             9.125%, due 03/15/12 ........................         298,787
   805,000   Qwest Services Corp. (C)
             14.000%, due 12/15/10 .......................         955,937
                                                             -------------
                                                                 4,565,786
                                                             -------------
             CONSUMER CYCLICALS - 1.42%
    40,000   Advanced Accesory Systems LLC, Series B
             10.750%, due 06/15/11 .......................          36,400
   255,000   Burns, Philp Capital Property, Ltd. (D)
             9.750%, due 07/15/12 ........................         280,500
   150,000   Dura Operating Corp., Series B
             8.625%, due 04/15/12 ........................         154,687
   300,000   Safilo Capital International S.A. (C)(F)
             9.625%, due 05/15/13 ........................         373,835
    65,000   Technical Olympic USA, Inc.
             9.000%, due 07/01/10 ........................          70,850
    40,000   Technical Olympic USA, Inc.
             7.500%, due 03/15/11 ........................          40,700
                                                             -------------
                                                                   956,972
                                                             -------------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  HIGH INCOME FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Par Value                                                   Value (Note 2)
---------                                                   --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------
             CONSUMER SERVICES - 2.26%
$   65,000   GEO Group, Inc.
             8.250%, due 07/15/13 ........................  $       68,250
   425,000   Iron Mountain, Inc.
             8.625%, due 04/01/13 ........................         460,062
    70,000   Iron Mountain, Inc.
             7.750%, due 01/15/15 ........................          75,600
   110,000   Merisant Co. (C)
             9.750%, due 07/15/13 ........................         102,300
   285,000   Roundy's, Inc., Series B
             8.875%, due 06/15/12 ........................         309,938
    80,000   United Biscuits Finance PLC (F)
             10.625%, due 04/15/11 .......................         110,653
   115,000   United Rentals North America, Inc.
             6.500%, due 02/15/12 ........................         113,850
   150,000   United Rentals North America, Inc.
             7.750%, due 11/15/13 ........................         145,125
   150,000   United Rentals North America, Inc.
             7.000%, due 02/15/14 ........................         138,375
                                                            --------------
                                                                 1,524,153
                                                            --------------
             CONSUMER STAPLES - 1.56%
   185,000   K2, Inc. (C)
             7.375%, due 07/01/14 ........................         201,650
   200,000   Levi Strauss & Co.
             7.000%, due 11/01/06 ........................         195,750
   125,000   Michael Foods, Inc.
             8.000%, due 11/15/13 ........................         131,875
   200,000   Revlon Consumer Products Corp.
             8.625%, due 02/01/08 ........................         165,000
   185,000   Samsonite Corp.
             8.875%, due 06/01/11 ........................         197,025
   145,000   Seminis Vegetable Seeds, Inc.
             10.250%, due 10/01/13 .......................         162,400
                                                            --------------
                                                                 1,053,700
                                                            --------------
             CONTAINERS/PACKAGING - 4.29%
     7,000   Corp Durango, S.A. de C.V. (D)(E)
             13.125%, due 08/01/06 .......................           4,340
     3,000   Corp Durango, S.A. de C.V. (D)(E)
             13.500%, due 08/01/08 .......................           1,860
   279,000   Corp Durango, S.A. de C.V.,
             Series A (C)(D)(E)
             13.750%, due 07/15/09 .......................         172,980
   250,000   Crown European Holdings S.A. (D)
             9.500%, due 03/01/11 ........................         285,000
   250,000   Crown European Holdings S.A. (D)
             10.875%, due 03/01/13 .......................         296,875
   260,000   Graphic Packaging Corp.
             9.500%, due 08/15/13 ........................         299,650
   235,000   Greif, Inc.
             8.875%, due 08/01/12 ........................         261,438
   175,000   Jefferson Smurfit Corp.
             8.250%, due 10/01/12 ........................         194,250
   170,000   Kappa Beheer BV (D)
             10.625%, due 07/15/09 .......................         180,200
   190,000   Owens-Brockway Glass Container, Inc.
             8.875%, due 02/15/09 ........................         208,525
   115,000   Owens-Brockway Glass Container, Inc.
             8.750%, due 11/15/12 ........................         129,662
   310,000   Owens-Brockway Glass Container, Inc.
             8.250%, due 05/15/13 ........................         341,000
   105,000   Plastipak Holdings, Inc.
             10.750%, due 09/01/11 .......................         117,600
    25,000   Pliant Corp. (B)
             0.000%, due 06/15/09 ........................          22,250
   175,000   Pliant Corp.
             13.000%, due 06/01/10 .......................         163,187
   150,000   Pliant Corp.
             13.000%, due 06/01/10 .......................         139,875
    75,000   Stone Container Finance Co. (C)(D)
             7.375%, due 07/15/14 ........................          80,063
                                                            --------------
                                                                 2,898,755
                                                            --------------
             DURABLE GOODS - 1.89%
   240,000   Dana Corp
             7.000%, due 03/01/29 ........................         235,200
   150,000   Dana Corp.
             6.500%, due 03/01/09 ........................         157,875
    30,000   Dana Corp.
             10.125%, due 03/15/10 .......................          33,825
    60,000   Dana Corp.
             9.000%, due 08/15/11 ........................          71,400
    65,000   Metaldyne Corp.
             11.000%, due 06/15/12 .......................          54,600
   100,000   Metaldyne Corp. (C)
             10.000%, due 11/01/13 .......................          95,500
   310,000   Navistar International Corp.
             7.500%, due 06/15/11 ........................         334,800
   155,000   Rexnord Corp.
             10.125%, due 12/15/12 .......................         175,150
   100,000   Tenneco Automotive, Inc., Series B
             10.250%, due 07/15/13 .......................         116,500
                                                            --------------
                                                                 1,274,850
                                                            --------------
             ENERGY - 10.89%
   440,000   AES Corp. (C)
             8.750%, due 05/15/13 ........................         508,200
   125,000   AES Corp. (C)
             9.000%, due 05/15/15 ........................         145,625
   250,000   Allegheny Energy Supply Co., LLC (C)
             8.250%, due 04/15/12 ........................         281,875

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
26

--------------------------------------------------------------------------------
  HIGH INCOME FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Par Value                                                   Value (Note 2)
---------                                                   --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------
             ENERGY (CONTINUED)
$  135,000   AmeriGas Partners, L.P./ AmeriGas
             Eagle Finance Corp., Series B
             8.875%, due 05/20/11 ........................  $      147,825
   125,000   Belden & Blake Corp. (C)
             8.750%, due 07/15/12 ........................         135,000
   130,000   Calpine Canada Energy Finance ULC (D)
             8.500%, due 05/01/08 ........................          79,950
   500,000   Calpine Corp. (C)
             8.750%, due 07/15/13 ........................         362,500
   184,000   Centerpoint Energy, Inc, Series B
             7.250%, due 09/01/10 ........................         205,921
   120,000   Chesapeake Energy Corp.
             8.125%, due 04/01/11 ........................         131,400
    83,000   Chesapeake Energy Corp.
             7.000%, due 08/15/14 ........................          90,055
   285,000   Chesapeake Energy Corp.
             6.875%, due 01/15/16 ........................         304,950
   235,000   CMS Energy Corp.
             8.500%, due 04/15/11 ........................         266,725
   100,000   Edison Mission Energy
             7.730%, due 06/15/09 ........................         106,500
   455,000   El Paso Corp.
             7.000%, due 05/15/11 ........................         457,275
   245,000   El Paso Natural Gas Co., Series A
             7.625%, due 08/01/10 ........................         264,906
   360,000   El Paso Production Holding Co.
             7.750%, due 06/01/13 ........................         375,300
   120,000   Encore Acquisition Co.
             8.375%, due 06/15/12 ........................         133,200
    35,000   Encore Acquisition Co.
             6.250%, due 04/15/14 ........................          35,875
    93,000   Enterprise Products Operating
             LP, Series B
             6.375%, due 02/01/13 ........................         100,566
   112,000   Enterprise Products Operating LP (C)
             5.600%, due 10/15/14 ........................         114,130
   335,000   FirstEnergy Corp., Series B (N)
             6.450%, due 11/15/11 ........................         367,051
   175,000   Foundation Pennsylvania Coal Co. (C)
             7.250%, due 08/01/14 ........................         187,031
   160,000   Gaz Capital S.A. (C)(D)
             8.625%, due 04/28/34 ........................         178,000
   230,000   Hanover Compressor Co.
             9.000%, due 06/01/14 ........................         256,450
   100,000   MSW Energy Holdings LLC/MSW Energy
             Finance Co., Inc., Series B
             7.375%, due 09/01/10 ........................         105,000
    65,000   Newfield Exploration Co. (C)
             6.625%, due 09/01/14 ........................          69,713
   355,000   NRG Energy, Inc. (C)
             8.000%, due 12/15/13 ........................         390,944
   100,000   OAO Gazprom (C)(D)
             9.625%, due 03/01/13 ........................         115,000
   130,000   Peabody Energy Corp., Series B
             6.875%, due 03/15/13 ........................         142,675
   185,000   Peabody Energy Corp.
             5.875%, due 04/15/16 ........................         188,700
   150,000   Petroleum Geo-Services ASA (D)
             10.000%, due 11/05/10 .......................         171,000
    35,000   PG&E Corp.
             6.875%, due 07/15/08 ........................          37,975
    95,000   Plains Exploration & Production Co.
             7.125%, due 06/15/14 ........................         105,450
   170,000   Premcor Refining Group, Inc.
             7.750%, due 02/01/12 ........................         188,275
   120,000   Pride International, Inc. (C)
             7.375%, due 07/15/14 ........................         135,000
    50,000   PSE&G Power LLC
             7.750%, due 04/15/11 ........................          58,372
   185,000   Reliant Energy, Inc.
             9.250%, due 07/15/10 ........................         205,350
   100,000   Reliant Energy, Inc.
             9.500%, due 07/15/13 ........................         112,500
    80,000   SESI LLC
             8.875%, due 05/15/11 ........................          87,600
                                                            --------------
                                                                 7,349,864
                                                            --------------
             FINANCE - 2.13%
   191,000   Alamosa, Inc. (B)
             0.000%, due 07/31/09 ........................         203,415
    32,000   Alamosa, Inc.
             11.000%, due 07/31/10 .......................          37,440
   120,000   BCP Caylux Holdings
             Luxembourg S.C.A. (C)(D)
             9.625%, due 06/15/14 ........................         134,400
   170,000   Bombardier Recreational
             Products, Inc. (C)(D)
             8.375%, due 12/15/13 ........................         182,750
   210,000   Eircom Funding (D)
             8.250%, due 08/15/13 ........................         233,625
   220,000   JSG Funding PLC (D)
             9.625%, due 10/01/12 ........................         250,800
   165,000   PCA LLC/ PCA Finance Corp.
             11.875%, due 08/01/09 .......................         156,750
   130,000   Refco Finance Holdings LLC (C)
             9.000%, due 08/01/12 ........................         140,400
    90,000   Standard Aero Holdings, Inc. (C)
             8.250%, due 09/01/14 ........................          95,175
                                                            --------------
                                                                 1,434,755
                                                            --------------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  HIGH INCOME FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Par Value                                                   Value (Note 2)
---------                                                   --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------
             HEALTH CARE SERVICES - 3.16%
$  190,000   Alliance Imaging, Inc.
             10.375%, due 04/15/11 .......................  $      209,950
   140,000   Beverly Enterprises, Inc. (C)
             7.875%, due 06/15/14 ........................         149,975
   105,000   Extendicare Health Services, Inc.
             6.875%, due 05/01/14 ........................         107,887
   565,000   HCA, Inc.
             7.875%, due 02/01/11 ........................         625,406
   135,000   InSight Health Services Corp., Series B
             9.875%, due 11/01/11 ........................         135,000
   190,000   Mariner Health Care, Inc. (C)
             8.250%, due 12/15/13 ........................         215,650
    55,000   MedCath Holdings Corp. (C)
             9.875%, due 07/15/12 ........................          58,988
   215,000   Tenet Healthcare Corp.
             6.500%, due 06/01/12 ........................         195,112
   190,000   Tenet Healthcare Corp. (C)
             9.875%, due 07/01/14 ........................         199,025
   215,000   US Oncology, Inc. (C)
             10.750%, due 08/15/14 .......................         234,350
                                                            --------------
                                                                 2,131,343
                                                            --------------
             INDUSTRIALS - 7.06%
   280,000   AMSTED Industries, Inc. (C)
             10.250%, due 10/15/11 .......................         308,000
   260,000   BE Aerospace, Inc., Series B
             8.875%, due 05/01/11 ........................         273,520
   185,000   Da-Lite Screen Co., Inc.
             9.500%, due 05/15/11 ........................         196,100
   300,000   Flextronics International, Ltd. (D)
             6.500%, due 05/15/13 ........................         315,000
   195,000   General Binding Corp.
             9.375%, due 06/01/08 ........................         198,900
    35,000   Grupo Transportacion Ferroviaria
             Mexicana, S.A. de C.V. (D)
             12.500%, due 06/15/12 .......................          39,725
   180,000   Invensys PLC (C)(D)
             9.875%, due 03/15/11 ........................         188,100
    65,000   Jacuzzi Brands, Inc.
             9.625%, due 07/01/10 ........................          73,125
   185,000   JLG Industries, Inc.
             8.250%, due 05/01/08 ........................         197,950
   480,000   Johnsondiversey Holdings, Inc. (B)
             0.000%, due 05/15/13 ........................         410,400
   230,000   Johnsondiversey, Inc., Series B
             9.625%, due 05/15/12 ........................         258,750
   150,000   Manitowoc Co., Inc. (F)
             10.375%, due 05/15/11 .......................         213,210
    95,000   Manitowoc Co., Inc.
             10.500%, due 08/01/12 .......................         109,844
   205,000   Milacron Escrow Corp. (C)
             11.500%, due 05/15/11 .......................         213,200
   145,000   Muzak LLC/ Muzak Finance Corp.
             10.000%, due 02/15/09 .......................         129,775
   135,000   Ocean Rig Norway AS (D)
             10.250%, due 06/01/08 .......................         139,050
    35,000   Oxford Automotive, Inc. (C)(E)
             12.000%, due 10/15/10 .......................          12,950
   180,000   SPX Corp.
             7.500%, due 01/01/13 ........................         192,600
   100,000   Thermadyne Holdings Corp.
             9.250%, due 02/01/14 ........................          95,000
   132,000   TRW Automotive, Inc.
             9.375%, due 02/15/13 ........................         151,800
   130,000   TRW Automotive, Inc.
             11.000%, due 02/15/13 .......................         154,700
   185,000   Valmont Industries, Inc. (C)
             6.875%, due 05/01/14 ........................         190,550
   135,000   Visteon Corp.
             7.000%, due 03/10/14 ........................         126,900
   140,000   Werner Holding Co., Inc., Series A
             10.000%, due 11/15/07 .......................         129,500
   405,000   Xerox Corp.
             7.625%, due 06/15/13 ........................         445,500
                                                            --------------
                                                                 4,764,149
                                                            --------------
             MACHINERY - 0.91%
    85,000   AGCO Corp. (F)
             6.875%, due 04/15/14 ........................         108,900
   170,000   Case New Holland, Inc. (C)
             9.250%, due 08/01/11 ........................         193,800
   230,000   Terex Corp., Series B
             10.375%, due 04/01/11 .......................         258,750
    50,000   Terex Corp.
             7.375%, due 01/15/14 ........................          53,500
                                                            --------------
                                                                   614,950
                                                            --------------
             MEDIA - 6.18%
   310,000   Allbritton Communications Co.
             7.750%, due 12/15/12 ........................         323,175
   250,000   Cablevision Systems Corp. (C)
             8.000%, due 04/15/12 ........................         268,750
   135,000   CBD Media Holdings LLC/CBD Holdings
             Finance, Inc. (C)
             9.250%, due 07/15/12 ........................         135,675
   435,000   CSC Holdings, Inc., Series B
             8.125%, due 08/15/09 ........................         478,500
   150,000   CSC Holdings, Inc. (C)
             6.750%, due 04/15/12 ........................         155,250

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
28

--------------------------------------------------------------------------------
  HIGH INCOME FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Par Value                                                   Value (Note 2)
---------                                                   --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------
             MEDIA (CONTINUED)
$  153,000   Dex Media East LLC/ Dex Media East
             Finance Co.
             12.125%, due 11/15/12 .......................  $      190,102
   132,000   Dex Media West LLC, Series B
             9.875%, due 08/15/13 ........................         156,090
   475,000   Dex Media, Inc. (B)
             0.000%, due 11/15/13 ........................         361,000
   165,000   DirecTV Holdings LLC
             8.375%, due 03/15/13 ........................         188,100
   130,000   Emmis Operating Co.
             6.875%, due 05/15/12 ........................         136,500
   345,000   Granite Broadcasting Corp.
             9.750%, due 12/01/10 ........................         318,262
   285,000   Lamar Media Corp.
             7.250%, due 01/01/13 ........................         309,225
   250,000   Lighthouse International Co. S.A.(C) (F)
             8.000%, due 04/30/14 ........................         312,326
    85,000   MediaCom Broadband LLC
             11.000%, due 07/15/13 .......................          91,375
   100,000   MediaCom LLC/ Media Capital Corp.
             9.500%, due 01/15/13 ........................          98,000
   200,000   Medianews Group, Inc.
             6.875%, due 10/01/13 ........................         207,500
   130,000   PRIMEDIA, Inc.
             8.875%, due 05/15/11 ........................         135,525
    50,000   PRIMEDIA, Inc. (C)
             8.000%, due 05/15/13 ........................          50,125
   130,000   Spanish Broadcasting Systems, Inc.
             9.625%, due 11/01/09 ........................         136,663
   110,000   Young Broadcasting, Inc.
             8.500%, due 12/15/08 ........................         117,700
                                                            --------------
                                                                 4,169,843
                                                            --------------
             METALS AND MINING - 1.85%
   150,000   Century Aluminum Co. (C)
             7.500%, due 08/15/14 ........................         159,000
    85,000   Commonwealth Industries, Inc.
             10.750%, due 10/01/06 .......................          85,212
    43,337   Doe Run Resources Corp., Series AI (K)
             14.500%, due 11/01/08 PIK ...................          37,270
    40,000   IMCO Recycling Escrow, Inc. (C)(H)
             9.000%, due 11/15/14 ........................          40,000
   240,000   Ispat Inland ULC (D)
             9.750%, due 04/01/14 ........................         291,600
   150,000   Oregon Steel Mills, Inc.
             10.000%, due 07/15/09 .......................         166,500
   225,000   Russel Metals, Inc. (D)
             6.375%, due 03/01/14 ........................         225,000
    60,000   SGL Carbon Luxembourg S.A. (C)(F)
             8.500%, due 02/01/12 ........................          81,460
   145,000   Steel Dynamics, Inc.
             9.500%, due 03/15/09 ........................         160,406
                                                            --------------
                                                                 1,246,448
                                                            --------------
             PIPELINE - 2.15%
   265,000   ANR Pipeline, Co.
             9.625%, due 11/01/21 ........................         325,950
   175,000   Dynegy Holdings, Inc. (C)
             9.875%, due 07/15/10 ........................         198,844
   155,000   Dynegy Holdings, Inc.
             6.875%, due 04/01/11 ........................         149,962
   135,000   Markwest Energy Partners, L.P. (C)
             6.875%, due 11/01/14 ........................         137,700
   572,000   Williams Cos., Inc.
             7.125%, due 09/01/11 ........................         640,640
                                                            --------------
                                                                 1,453,096
                                                            --------------
             PRINTING - 0.57%
   135,000   Cenveo Corp.
             7.875%, due 12/01/13 ........................         130,275
    42,000   Hollinger, Inc. (C)(D)
             12.875%, due 03/01/11 .......................          46,200
   115,000   Houghton Mifflin Co.
             9.875%, due 02/01/13 ........................         124,775
    75,000   Mail-Well I Corp.
             9.625%, due 03/15/12 ........................          83,250
                                                            --------------
                                                                   384,500
                                                            --------------
             REITS - 0.36%
   165,000   Host Marriott LP
             7.125%, due 11/01/13 ........................         178,200
    60,000   MeriStar Hospitality Operating Partnership LP/
             MeriStar Hospitality Finance Corp.
             10.500%, due 06/15/09 .......................          66,000
                                                            --------------
                                                                   244,200
                                                            --------------
             RECREATION - 6.95%
   122,000   AMC Entertainment, Inc.
             9.500%, due 02/01/11 ........................         125,965
   245,000   AMC Entertainment, Inc. (C)
             8.625%, due 08/15/12 ........................         267,663
    95,000   AMF Bowling Worldwide, Inc. (C)
             10.000%, due 03/01/10 .......................         101,650
   185,000   Aztar Corp.
             7.875%, due 06/15/14 ........................         200,725
   320,000   Boyd Gaming Corp.
             6.750%, due 04/15/14 ........................         335,600
   140,000   Caesars Entertainment, Inc.
             8.875%, due 09/15/08 ........................         161,175

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  HIGH INCOME FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Par Value                                                   Value (Note 2)
---------                                                   --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------
             RECREATION (CONTINUED)
$  290,000   Caesars Entertainment, Inc.
             8.125%, due 05/15/11 ........................  $      338,937
   470,000   Hilton Hotels Corp. (N)
             7.625%, due 12/01/12 ........................         552,850
    55,000   Intrawest Corp. (C)(D)
             7.500%, due 10/15/13 ........................          58,850
   185,000   Isle of Capri Casinos, Inc.
             7.000%, due 03/01/14 ........................         191,475
   190,000   Loews Cineplex Entertainment Corp. (C)
             9.000%, due 08/01/14 ........................         199,025
   155,000   Mandalay Resort Group
             9.375%, due 02/15/10 ........................         179,800
   160,000   MGM Mirage, Inc.
             8.500%, due 09/15/10 ........................         184,000
   345,000   MGM Mirage, Inc.
             8.375%, due 02/01/11 ........................         388,987
   130,000   Pinnacle Entertainment, Inc.
             8.250%, due 03/15/12 ........................         134,225
   150,000   Pinnacle Entertainment, Inc., Series B
             8.750%, due 10/01/13 ........................         159,375
   165,000   Royal Caribbean Cruises, Ltd.
             6.875%, due 12/01/13 ........................         181,088
   260,000   Six Flags, Inc.
             9.750%, due 04/15/13 ........................         250,575
   395,000   Starwood Hotels & Resorts Worldwide, Inc.
             7.875%, due 05/01/12 ........................         463,138
   205,000   Station Casinos, Inc.
             6.500%, due 02/01/14 ........................         216,275
                                                            --------------
                                                                 4,691,378
                                                            --------------
             RETAIL - 3.73%
   180,000   Cole National Group, Inc.
             8.875%, due 05/15/12 ........................         210,375
   360,000   Couche Tard US L.P.
             7.500%, due 12/15/13 ........................         387,900
   220,000   Dollar General Corp.
             8.625%, due 06/15/10 ........................         251,350
   125,000   Duane Reade, Inc. (C)
             9.750%, due 08/01/11 ........................         120,000
   180,000   Finlay Fine Jewelry Corp.
             8.375%, due 06/01/12 ........................         196,650
   180,000   J Crew Operating Corp.
             10.375%, due 10/15/07 .......................         184,950
    10,000   Jitney-Jungle Stores of America, Inc. (E)
             10.375%, due 09/15/07 .......................               1
   155,000   Remington Arms Co., Inc.
             10.500%, due 02/01/11 .......................         137,175
    60,000   Rite Aid Corp.
             9.500%, due 02/15/11 ........................          66,450
   385,000   Rite Aid Corp.
             9.250%, due 06/01/13 ........................         401,363
    85,000   Rite Aid Corp.
             6.875%, due 08/15/13 ........................          76,075
   185,000   Saks, Inc.
             7.000%, due 12/01/13 ........................         187,775
   270,000   Williams Scotsman, Inc.
             9.875%, due 06/01/07 ........................         259,200
    35,000   Williams Scotsman, Inc.
             10.000%, due 08/15/08 .......................          38,150
                                                            --------------
                                                                 2,517,414
                                                            --------------
             SCHOOLS - 0.25%
   164,000   KinderCare Learning Centers, Inc., Series B
             9.500%, due 02/15/09 ........................         166,050
                                                            --------------
             TECHNOLOGY - 0.86%
   185,000   Argo-Tech Corp. (C)
             9.250%, due 06/01/11 ........................         201,650
    80,000   BE Aerospace, Inc.
             9.500%, due 11/01/08 ........................          82,534
   223,000   Fisher Scientific International, Inc.
             8.125%, due 05/01/12 ........................         248,645
    45,000   ON Semiconductor Corp.
             13.000%, due 05/15/08 .......................          50,850
                                                            --------------
                                                                   583,679
                                                            --------------
             TELECOMMUNICATIONS - 7.09%
   280,000   AT&T Corp. (G)
             8.050%, due 11/15/11 ........................         320,950
   240,000   Centennial Cellular Corp Operating Co./
             Centennial Communications Corp. LLC
             10.125%, due 06/15/13 .......................         260,400
   225,000   Cincinnati Bell, Inc.
             8.375%, due 01/15/14 ........................         214,875
    38,000   Citizens Communications Co.
             9.000%, due 08/15/31 ........................          40,565
   175,000   Crown Castle International Corp., Series B
             7.500%, due 12/01/13                                  187,250
    50,000   Dobson Cellular Systems, Inc. (C)(H)
             8.375%, due 11/01/11 ........................          51,563
    90,000   Dobson Communications Corp.
             8.875%, due 10/01/13 ........................          60,525
   400,000   EchoStar DBS Corp.
             6.375%, due 10/01/11 ........................         414,500
    50,000   FrontierVision Holdings LP (E)
             11.875%, due 09/15/07 .......................          63,750
   165,000   FrontierVision Operating Partners LP (E)
             11.000%, due 10/15/06 .......................         207,075
   190,000   GCI, Inc.
             7.250%, due 02/15/14 ........................         188,100

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
30

--------------------------------------------------------------------------------
  HIGH INCOME FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Par Value                                                   Value (Note 2)
---------                                                   --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------
             TELECOMMUNICATIONS (CONTINUED)
$  150,000   Innova S de RL de CV (D)
             9.375%, due 09/19/13 ........................  $      166,875
    95,000   Insight Midwest L.P. / Insight Capital, Inc.
             9.750%, due 10/01/09 ........................          99,869
   210,000   Lucent Technologies, Inc.
             5.500%, due 11/15/08 ........................         215,250
   150,000   MCI, Inc.
             5.908%, due 05/01/07 ........................         149,625
   210,000   MCI, Inc.
             6.688%, due 05/01/09 ........................         207,112
    21,000   MCI, Inc.
             7.735%, due 05/01/14 ........................          20,239
   360,000   Nortel Networks, Ltd. (D)
             6.125%, due 02/15/06 ........................         368,100
   540,000   Paxson Communications Corp. (B)
             0.000%, due 01/15/09 ........................         469,800
   100,000   Rogers Wireless Communications, Inc. (D)
             6.375%, due 03/01/14 ........................          95,500
   180,000   Rural Cellular Corp.
             9.875%, due 02/01/10 ........................         181,350
    40,000   Rural Cellular Corp. (C)
             8.250%, due 03/15/12 ........................          42,000
   215,000   Time Warner Telecom Holdings, Inc.
             9.250%, due 02/15/14 ........................         216,075
   145,000   Time Warner Telecom, Inc.
             10.125%, due 02/01/11 .......................         140,650
   185,000   UbiquiTel Operating Co.
             9.875%, due 03/01/11 ........................         200,262
   185,000   US Unwired, Inc., Series B
             10.000%, due 06/15/12 .......................         200,262
                                                            --------------
                                                                 4,782,522
                                                            --------------
             TRANSPORTATION - 0.88%
   110,000   CHC Helicopter Corp. (D)
             7.375%, due 05/01/14 ........................         117,150
   160,000   GulfMark Offshore, Inc. (C)
             7.750%, due 07/15/14 ........................         168,000
   235,000   Kansas City Southern Railway Co.
             7.500%, due 06/15/09 ........................         244,400
    60,000   Stena AB (D)
             9.625%, due 12/01/12 ........................          67,575
                                                            --------------
                                                                   597,125
                                                            --------------
             UTILITIES - 2.13%
   300,000   Crystal US Holdings 3 LLC/Crystal
             US Sub 3 Corp. (B)(C)
             0.000%, due 10/01/14 ........................         189,000
   150,000   Empresa Nacional de Electricidad S.A. (D)
             8.350%, due 08/01/13 ........................         168,489
   295,000   Midwest Generation LLC
             8.750%, due 05/01/34 ........................         334,087
   120,000   Mission Energy Holding Co.
             13.500%, due 07/15/08 .......................         152,100
    35,000   Nevada Power Co.
             6.500%, due 04/15/12 ........................          36,400
    60,000   NorthWestern Corp. (C)(H)
             5.875%, due 11/01/14 ........................          61,875
   250,000   PSEG Energy Holdings, Inc.
             8.625%, due 02/15/08 ........................         276,250
    90,000   Sierra Pacific Power Co.
             6.250%, due 04/15/12 ........................          93,150
   110,000   Sierra Pacific Resources
             8.625%, due 03/15/14 ........................         124,850
                                                            --------------
                                                                 1,436,201
                                                            --------------
             WASTE DISPOSAL - 0.54%
   315,000   Allied Waste Industries, Inc.
             6.500%, due 11/15/10 ........................         303,188
    60,000   Allied Waste Industries, Inc.
             7.875%, due 04/15/13 ........................          61,050
                                                            --------------
                                                                   364,238
                                                            --------------
             TOTAL CORPORATE NOTES AND BONDS
             (Cost $55,751,676) ..........................      58,930,701

Shares
------

COMMON STOCKS - 1.00%
--------------------------------------------------------------------------
             CHEMICALS AND DRUGS - 0.00%
         5   Sterling Chemicals, Inc. * ..................             123
                                                            --------------
             INDUSTRIALS - 0.34%
     2,015   Hayes Lemmerz International, Inc. * .........          16,765
     2,700   Magna International, Inc., Class A ..........         196,965
        16   Oxford Automotive, Inc. * ...................               0
     1,447   Thermadyne Holdings Corp. * .................          15,193
                                                            --------------
                                                                   228,923
                                                            --------------
             TELECOMMUNICATIONS - 0.43%
       452   Manitoba Telecom Services, Inc. .............          15,623
     3,572   MCI, Inc. ...................................          61,617
       921   NTL, Inc. * .................................          61,256
    12,393   Telewest Global, Inc. * .....................         152,434
       480   Versatel Telecom International N.V. *                   1,004
                                                            --------------
                                                                   291,934
                                                            --------------
             UTILITIES - 0.23%
     7,046   DPL, Inc. ...................................         152,193
                                                            --------------
             TOTAL COMMON STOCKS
             (Cost $778,320) .............................         673,173

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  HIGH INCOME FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Shares                                                   Value (Note 2)
------                                                   --------------
PREFERRED STOCKS - 0.47%
--------------------------------------------------------------------------
             INDUSTRIALS - 0.29%
     3,945   Ford Motor Co. Capital Trust II .............  $      197,211
        11   HLI Operating Co., Inc. * ...................             913
                                                            --------------
                                                                   198,124
                                                            --------------
             MEDIA - 0.17%
     1,350   PRIMEDIA, Inc. ..............................         117,450
         1   PTV, Inc. ...................................               6
                                                            --------------
                                                                   117,456
                                                            --------------
             REITS - 0.01%
       100   HRPT Properties Trust .......................           2,745
                                                            --------------
             TOTAL PREFERRED STOCKS
             (Cost $331,842) .............................         318,325

WARRANTS AND RIGHTS - 0.00%
--------------------------------------------------------------------------
             CHEMICALS AND DRUGS - 0.00%
         8   Sterling Chemicals, Inc.,
             Exp. 12/19/08 (L) * .........................               4
                                                            --------------
             COMMUNICATION - 0.00%
       175   GT Group Telecom, Inc.,
             Exp. 02/01/10 (C)(L) * ......................               2
                                                            --------------
             FINANCE - 0.00%
       150   Ono Finance PLC, Series A,
             Exp. 05/31/09 (C)(L) * ......................               0
                                                            --------------
             INDUSTRIALS - 0.00%
       270   Thermadyne Holdings Corp., Class B,
             Exp. 05/23/06 * .............................              27
                                                            --------------
             TELECOMMUNICATIONS - 0.00%
        55   XM Satellite Radio Holdings, Inc.,
             Exp. 03/03/10 (C) * .........................           3,300
                                                            --------------
             TOTAL WARRANTS AND RIGHTS
             (Cost $4,593) ...............................           3,333

Par Value
---------

FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS - 0.66%
--------------------------------------------------------------------------
             BRAZIL - 0.33%
$  196,000   Federal Republic of Brazil (D)
             11.000%, due 08/17/40 .......................         221,088
                                                            --------------
             PANAMA - 0.18%
   111,000   Panama Government International Bond (D)
             9.375%, due 01/16/23 ........................         120,157
                                                            --------------
             RUSSIA - 0.15%
    65,000   Russia Government International Bond (D)
             12.750%, due 06/24/28 .......................         103,350
                                                            --------------
             TOTAL FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS
             (Cost $442,165) .............................         444,595

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.88%
--------------------------------------------------------------------------
             FEDERAL HOME LOAN BANK (A) - 6.88%
 4,645,000   1.690%, due 11/01/04 ........................       4,645,000
                                                            --------------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
             (Cost $4,645,000) ...........................       4,645,000

Shares
------

INVESTMENT COMPANIES - 22.83%
--------------------------------------------------------------------------

       267   SSgA Prime Money Market Fund ................             267
15,403,431   State Street Navigator Securities
             Lending Prime Portfolio (I) .................      15,403,431
                                                            --------------
              TOTAL INVESTMENT COMPANIES
              (Cost $15,403,698) .........................      15,403,698

TOTAL INVESTMENTS - 121.56%
--------------------------------------------------------------------------
(Cost $78,871,586**)......................................      82,038,814

NET OTHER ASSETS AND LIABILITIES - (21.56)%
--------------------------------------------------------------------------
                                                               (14,553,004)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------
                                                            $   67,485,810

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
32

--------------------------------------------------------------------------------
  HIGH INCOME FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

   *   Non-income producing.
  **   Aggregate cost for Federal tax purposes was $78,953,737.
 (A)   Rate noted represents annualized yield at time of purchase.
 (B) Represents security that remains a specified coupon until a predetermined date, at which time the stated rate becomes the effective rate.
 (C) Security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
 (D)   Notes and bonds, issued by foreign entities, denominated in U.S.
       dollars. The aggregate of these securities is 10.28% of total net assets.
 (E)   In Default.
 (F) Notes and bonds denominated in foreign currencies and converted to U.S. dollars at period end exchange rates. The aggregate of these securities is 1.80% of total net assets.
 (G)   Floating rate or variable rate note. Rate shown is as of October 31,
       2004.
 (H)   Security purchased on a delayed delivery or when-issued basis.
 (I)   Represents collateral held in connection with securities lending.
 (L) Security valued at fair value using methods determined in good faith by and under the general supervision of the Board of Trustees (see note 2).
 (N) Security pledged as collateral for when-issued purchase committments outstanding as of October 31, 2004.
  IO   Interest Only. The rate shown is an internal rate of return.
 PIK   Payment-In-Kind.
 PLC   Public Limited Company.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------

                                                                                                       APPRECIATION/
CURRENCY            SETTLEMENT DATE         LOCAL AMOUNT          FACE AMOUNT          VALUE          (DEPRECIATION)
--------            ---------------         ------------          -----------          -----          --------------
Euro (sell)            11/15/04               753,561              $919,344          $960,589             $(41,245)
Euro (buy)             11/15/04                25,271                32,094            32,214             $    120
Euro (buy)             11/22/04                55,492                68,872            70,736             $  1,864
Euro (sell)            11/22/04               205,000               254,712           261,315             $ (6,603)
                                                                                                          --------
                                                                                                          $(45,864)
                                                                                                          ========

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  BALANCED FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Shares                                                      Value (Note 2)
------                                                      --------------
COMMONSTOCKS - 63.51%
--------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 7.49%
    45,700   Carnival Corp. ..............................  $    2,310,592
    19,834   Comcast Corp., Class A * ....................         585,103
    42,400   Home Depot, Inc. ............................       1,741,792
    14,100   Kohl's Corp. * ..............................         715,716
    66,200   McDonald's Corp. ............................       1,929,730
    62,700   Target Corp. ................................       3,136,254
    32,500   Tiffany & Co. ...............................         953,225
    53,800   Time Warner, Inc. * .........................         895,232
    32,500   Viacom, Inc., Class B .......................       1,185,925
    74,600   Walt Disney Co. .............................       1,881,412
                                                            --------------
                                                                15,334,981
                                                            --------------
             CONSUMER STAPLES - 6.46%
    50,900   Coca-Cola Co. ...............................       2,069,594
    45,500   CVS Corp. ...................................       1,977,430
    41,000   General Mills, Inc. .........................       1,814,250
    21,900   Kimberly-Clark Corp. ........................       1,306,773
    20,400   Procter & Gamble Co. ........................       1,044,072
    82,200   Sara Lee Corp. ..............................       1,913,616
    57,500   Wal-Mart Stores, Inc. .......................       3,100,400
                                                            --------------
                                                                13,226,135
                                                            --------------
             ENERGY - 5.96%
    18,200   Anadarko Petroleum Corp. ....................       1,227,590
    26,964   BP PLC, ADR .................................       1,570,653
    25,600   ChevronTexaco Corp. .........................       1,358,336
    21,900   Devon Energy Corp. ..........................       1,619,943
    52,600   Exxon Mobil Corp. ...........................       2,588,972
    12,500   Kerr-McGee Corp. ............................         740,250
    33,400   Marathon Oil Corp. ..........................       1,272,874
    20,600   Schlumberger, Ltd. ..........................       1,296,564
    14,516   Transocean, Inc. * ..........................         511,689
                                                            --------------
                                                                12,186,871
                                                            --------------
             FINANCIALS - 12.62%
    23,600   ACE, Ltd. ...................................         898,216
    49,400   Allstate Corp. ..............................       2,375,646
    29,300   American International Group, Inc. ..........       1,778,803
    90,592   Bank of America Corp. .......................       4,057,616
     9,400   Chubb Corp. .................................         678,022
    86,700   Citigroup, Inc. .............................       3,846,879
    10,900   Goldman Sachs Group, Inc. ...................       1,072,342
    47,902   J.P. Morgan Chase & Co. .....................       1,849,017
    18,900   Marsh & McLennan Cos., Inc. .................         522,774
    29,900   Morgan Stanley ..............................       1,527,591
    36,400   National City Corp. .........................       1,418,508
    52,800   Prudential Financial, Inc. ..................       2,453,616
    16,600   SunTrust Banks, Inc. ........................       1,168,308
    36,700   Wells Fargo & Co. ...........................       2,191,724
                                                            --------------
                                                                25,839,062
                                                            --------------
             HEALTH CARE - 7.32%
    36,900   Abbott Laboratories .........................       1,573,047
    48,100   Applera Corp. - Applied Biosystems
             Group .......................................         917,748
    47,100   Baxter International, Inc. ..................       1,448,796
    60,100   Bristol-Myers Squibb Co. ....................       1,408,143
    11,300   Genzyme Corp. * .............................         592,911
    41,200   GlaxoSmithKline PLC, ADR ....................       1,746,880
     3,500   Hospira, Inc. * .............................         111,685
    77,500   IMS Health, Inc. ............................       1,641,450
    20,800   MedImmune, Inc. * ...........................         591,136
    13,400   Merck & Co., Inc. ...........................         419,554
    96,262   Pfizer, Inc. ................................       2,786,785
    43,900   Wyeth .......................................       1,740,635
                                                            --------------
                                                                14,978,770
                                                            --------------
             INDUSTRIALS - 7.64%
    32,000   Burlington Northern Santa Fe Corp. ..........       1,337,920
    33,000   Dover Corp. .................................       1,295,910
    19,300   Emerson Electric Co. ........................       1,236,165
    15,900   FedEx Corp. .................................       1,448,808
    82,400   General Electric Co. ........................       2,811,488
    51,300   Honeywell International, Inc. ...............       1,727,784
    14,000   Illinois Tool Works, Inc. ...................       1,291,920
    20,000   Textron, Inc. ...............................       1,363,000
    19,300   United Technologies Corp. ...................       1,791,426
    47,000   Waste Management, Inc. ......................       1,338,560
                                                            --------------
                                                                15,642,981
                                                            --------------
             INFORMATION TECHNOLOGY - 10.17%
    87,800   ADC Telecommunications, Inc. * ..............         194,038
    39,000   Applied Materials, Inc. * ...................         627,900
    48,000   Autodesk, Inc. ..............................       2,532,000
    39,000   Celestica, Inc. * ...........................         564,720
    53,900   Cisco Systems, Inc. * .......................       1,035,419
    35,100   Computer Sciences Corp. * ...................       1,743,417
    26,400   Dell, Inc. * ................................         925,584
    39,700   EMC Corp. * .................................         510,939
    28,865   First Data Corp. ............................       1,191,547
    51,100   Hewlett-Packard Co. .........................         953,526
    35,500   Intel Corp. .................................         790,230
    25,700   International Business Machines Corp.........       2,306,575
    30,238   Koninklijke Philips Electronics N.V..........         720,269
    39,200   Micron Technology, Inc. * ...................         477,456

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
34

--------------------------------------------------------------------------------
  BALANCED FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Shares                                                      Value (Note 2)
------                                                      --------------
COMMONSTOCKS (CONTINUED)
--------------------------------------------------------------------------
             INFORMATION TECHNOLOGY (CONTINUED)
    73,100   Microsoft Corp. .............................  $    2,046,069
    85,800   Motorola, Inc. ..............................       1,480,908
    57,500   PeopleSoft, Inc. * ..........................       1,194,275
    49,800   Texas Instruments, Inc. .....................       1,217,610
    14,196   VERITAS Software Corp. * ....................         310,609
                                                            --------------
                                                                20,823,091
                                                            --------------
             MATERIALS - 1.83%
    26,300   Alcoa, Inc. .................................         854,750
    30,600   E.I. du Pont de Nemours & Co.                       1,311,822
    37,100   Rohm and Haas Co. ...........................       1,572,669
                                                            --------------
                                                                 3,739,241
                                                            --------------

             TELECOMMUNICATION SERVICES - 2.41%
    29,100   ALLTEL Corp. ................................       1,598,463
    80,900   SBC Communications, Inc. ....................       2,043,534
    33,120   Verizon Communications, Inc. ................       1,294,992
                                                            --------------
                                                                 4,936,989
                                                            --------------
             UTILITIES - 1.61%
    12,900   Ameren Corp. ................................         619,200
    15,500   Consolidated Edison, Inc. ...................         673,475
    19,000   FPL Group, Inc. .............................       1,309,100
    16,500   Progress Energy, Inc. .......................         681,450
                                                            --------------
                                                                 3,283,225
                                                            --------------

             TOTAL COMMON STOCKS
             (Cost $119,653,507) .........................     129,991,346

Par Value
---------

ASSET BACKED - 1.59%
--------------------------------------------------------------------------
$  191,620   ABSC Long Beach Home Equity Loan Trust,
             Series 2000-LB1, Class AF5 (M)
             8.050%, due 09/21/30 ........................         193,596
   500,000   ABSC Manufactured Housing Contract,
             Series 2004-OK1, Class A4 (C)
             5.019%, due 04/16/30 ........................         376,000
   500,000   Ameriquest Mortgage Co.,
             Series 2004-FR1, Class M2 (M)
             5.207%, due 05/25/34 ........................         499,221
   340,000   Citibank Credit Card Issuance Trust,
             Series 2004-A1, Class A1
             2.550%, due 01/20/09 ........................         336,844
   320,000   GMAC Home Equity Loan Trust,
             Series 2004-HE2, Class M1 (G)
             3.950%, due 10/25/33 ........................         313,984
   485,314   Green Tree Financial Corp.,
             Series 1996-1, Class M1
             7.000%, due 03/15/27 ........................         480,461
   500,000   Green Tree Home Equity Loan Trust,
             Series 1999-A, Class B1
             8.970%, due 11/15/27 ........................         545,129
   500,000   Residential Asset Mortgage Products, Inc.,
             Series 2003-RS9, Class AI5
             4.990%, due 03/25/31 ........................         507,916
                                                            --------------
             TOTAL ASSET BACKED
             (Cost $3,299,481) ...........................       3,253,151

COMMERICAL MORTGAGE BACKED - 2.03%
--------------------------------------------------------------------------
   633,458   Bear Stearns Commercial Mortgage
             Securities, Inc.,
             Series 2001-TOP4, Class A1
             5.060%, due 11/15/16 ........................         658,590
   350,000   Bear Stearns Commercial Mortgage
             Securities, Inc.,
             Series 2004-T16, Class A2 (H)(L)
             3.700%, due 08/13/46 ........................         351,918
   350,000   Bear Stearns Commercial Mortgage
             Securities, Inc.,
             Series 2004-T16, Class A6 (H)(L)
             4.750%, due 08/13/46 ........................         351,793
   400,000   Greenwich Capital Commercial
             Funding Corp.,
             Series 2004-GG1, Class A7 (G)
             5.317%, due 06/10/36 ........................         419,371
   988,696   Morgan Stanley Capital I, Inc.,
             Series 1999-CAM1, Class A3
             6.920%, due 03/15/32 ........................       1,057,174
   700,000   Morgan Stanley Capital I, Inc.,
             Series 2004-HQ4, Class A7
             4.970%, due 04/14/40 ........................         714,439
   602,029   Wachovia Bank Commercial
             Mortgage Trust,
             Series 2003-C6, Class A1
             3.364%, due 08/15/35 ........................         600,080
                                                            --------------
             TOTAL COMMERCIAL MORTGAGE BACKED
             (Cost $4,078,065) ...........................       4,153,365

PRIVATE LABEL MORTGAGE BACKED - 0.67%
--------------------------------------------------------------------------
 1,350,074   Countrywide Alternative Loan Trust,
             Series 2002-5, Class A10
             6.750%, due 06/25/32 ........................       1,358,439
                                                            --------------
             TOTAL PRIVATE LABEL MORTGAGE BACKED
             (Cost $1,370,059) ...........................       1,358,439

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  BALANCED FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Par Value                                                   Value (Note 2)
---------                                                   --------------
CORPORATE NOTES AND BONDS - 9.21%
--------------------------------------------------------------------------
             CABLE - 0.39%
$  350,000   Comcast Cable Communications, Inc.
             6.875%, due 06/15/09 ........................  $      391,546
   400,000   Comcast Corp.
             5.300%, due 01/15/14 ........................         407,875
                                                            --------------
                                                                   799,421
                                                            --------------
             CAPITAL GOODS - 0.49%
   500,000   Caterpillar Financial Services Corp.
             2.500%, due 10/03/06 ........................         495,641
   500,000   United Technologies Corp.
             6.625%, due 11/15/04 ........................         500,646
                                                            --------------
                                                                   996,287
                                                            --------------
             CONSUMER DISCRETIONARY - 0.69%
   750,000   American Association of Retired Persons (C)
             7.500%, due 05/01/31 ........................         905,194
   500,000   Carnival Corp. (D)
             3.750%, due 11/15/07 ........................         503,907
                                                            --------------
                                                                 1,409,101
                                                            --------------
             CONSUMER STAPLES - 0.20%
   400,000   Safeway, Inc.
             4.125%, due 11/01/08 ........................         401,971
                                                            --------------
             ENERGY - 0.75%
   500,000   Occidental Petroleum Corp.
             5.875%, due 01/15/07 ........................         528,986
   500,000   Pemex Project Funding Master Trust
             7.375%, due 12/15/14 ........................         554,000
   450,000   Texaco Capital, Inc.
             5.700%, due 12/01/08 ........................         460,577
                                                            --------------
                                                                 1,543,563
                                                            --------------
             FINANCE - 1.65%
   500,000   American General Finance Corp.
             4.625%, due 09/01/10 ........................         506,706
   500,000   Bear Stearns Cos., Inc.
             7.800%, due 08/15/07 ........................         559,462
   500,000   CIT Group, Inc.
             7.375%, due 04/02/07 ........................         547,634
   350,000   GE Global Insurance Holding Corp.
             7.000%, due 02/15/26 ........................         383,240
   250,000   Household Finance Corp.
             6.500%, due 11/15/08 ........................         275,943
   500,000   Merrill Lynch & Co., Inc.
             7.375%, due 05/15/06 ........................         536,806
   500,000   U.S. Bank N.A.
             6.300%, due 02/04/14 ........................         562,085
                                                            --------------
                                                                 3,371,876
                                                            --------------
             INDUSTRIALS - 1.19%
   350,000   Ford Motor Credit Co.
             7.600%, due 08/01/05 ........................         361,936
   500,000   Ford Motor Credit Co.
             5.800%, due 01/12/09 ........................         515,825
 1,000,000   General Motors Acceptance Corp.
             6.125%, due 08/28/07 ........................       1,043,058
   500,000   General Motors Acceptance Corp.
             6.875%, due 09/15/11 ........................         520,493
                                                            --------------
                                                                 2,441,312
                                                            --------------
             PIPELINE - 0.32%
   650,000   Kinder Morgan, Inc.
             6.650%, due 03/01/05 ........................         658,473
                                                            --------------
             REITS - 0.07%
   140,000   Simon Property Group, L.P. (C)
             5.625%, due 08/15/14 ........................         144,683
                                                            --------------
             TELECOMMUNICATIONS - 0.96%
   500,000   Bellsouth Capital Funding Corp.
             7.875%, due 02/15/30 ........................         616,202
   250,000   Sprint Capital Corp.
             7.125%, due 01/30/06 ........................         262,951
   537,000   Telephone & Data Systems, Inc.
             7.000%, due 08/01/06 ........................         570,029
   500,000   Verizon Wireless Capital LLC
             5.375%, due 12/15/06 ........................         524,067
                                                            --------------
                                                                 1,973,249
                                                            --------------
             TRANSPORTATION - 0.59%
   600,000   Burlington Northern Santa Fe Corp.
             6.375%, due 12/15/05 ........................         621,638
   500,000   Norfolk Southern Corp.
             7.250%, due 02/15/31 ........................         591,565
                                                            --------------
                                                                 1,213,203
                                                            --------------
             UTILITIES - 1.91%
   375,000   Constellation Energy Group, Inc.
             4.550%, due 06/15/15 ........................         358,262
   500,000   DTE Energy Co.
             6.450%, due 06/01/06 ........................         525,235
   500,000   Energy East Corp.
             8.050%, due 11/15/10 ........................         595,046
   750,000   Niagara Mohawk Power Co.
             7.750%, due 05/15/06 ........................         803,758
   350,000   Progress Energy, Inc.
             7.750%, due 03/01/31 ........................         415,539
   350,000   Virginia Electric and Power Co., Series A
             5.750%, due 03/31/06 ........................         363,934
   750,000   Wisconsin Electric Power Co.
             6.500%, due 06/01/28 ........................         840,361
                                                            --------------
                                                                 3,902,135
                                                            --------------
             TOTAL CORPORATE NOTES AND BONDS
             (Cost $17,864,582) ..........................      18,855,274

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
36

--------------------------------------------------------------------------------
  BALANCED FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Par Value                                                   Value (Note 2)
---------                                                   --------------
MORTGAGE BACKED - 9.53%
--------------------------------------------------------------------------
             FEDERAL HOME LOAN MORTGAGE CORP. - 1.80%
$  898,479   7.000%, due 07/15/27
             Series 1974, Class ZA .......................  $      942,696
    31,192   8.000%, due 06/01/30
             Pool # C01005 ...............................          33,875
   450,297   6.500%, due 01/01/32
             Pool # C62333 ...............................         474,048
 2,227,803   5.000%, due 07/01/33
             Pool # A11325 ...............................       2,227,451
                                                            --------------
                                                                 3,678,070
                                                            --------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.52%
   157,700   6.000%, due 05/01/16
             Pool # 582558 ...............................         165,574
 1,337,036   5.000%, due 12/01/17
             Pool # 672243 ...............................       1,366,281
 1,409,885   4.500%, due 09/01/18
             Pool # 737144 ...............................       1,417,365
   250,769   6.000%, due 05/01/21
             Pool # 253847 ...............................         261,571
    35,000   7.000%, due 12/01/29
             Pool # 762813 ...............................          37,404
   205,847   7.000%, due 11/01/31
             Pool # 607515 ...............................         218,757
   161,216   6.000%, due 02/01/32
             Pool # 611619 ...............................         167,418
   141,237   7.000%, due 05/01/32
             Pool # 644591 ...............................         150,095
 1,085,569   6.500%, due 06/01/32
             Pool # 545691 ...............................       1,143,368
    25,000   7.000%, due 08/01/32
             Pool # 641302 ...............................          26,559
 1,723,187   6.000%, due 08/01/33
             Pool # 729413 ...............................       1,789,135
 1,100,419   6.000%, due 08/01/33
             Pool # 729418 ...............................       1,142,534
 1,161,401   5.500%, due 10/01/33
             Pool # 254904 ...............................       1,184,841
 3,294,255   5.500%, due 11/01/33
             Pool # 555880 ...............................       3,360,742
    34,101   5.000%, due 05/01/34
             Pool # 782214 ...............................          34,018
   773,258   5.000%, due 06/01/34
             Pool # 255230 ...............................         771,378
   110,000   7.000%, due 07/01/34
             Pool # 792636 ...............................         116,852
                                                            --------------
                                                                13,353,892
                                                            --------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.21%
    21,449   8.000%, due 10/20/15
             Pool # 002995 ...............................          22,896
   600,000   5.008%, due 12/16/25
             Series 2004-43, Class C (G) .................         619,524
   196,330   6.500%, due 02/20/29
             Pool # 002714 ...............................         207,508
    41,768   7.500%, due 05/20/30
             Pool # 002921 ...............................          44,775
    44,833   7.500%, due 08/20/30
             Pool # 002957 ...............................          48,060
   178,804   6.500%, due 04/20/31
             Pool # 003068 ...............................         188,840
 1,300,000   6.000%, due 07/20/32
             Series 2002-50, Class PE ....................       1,347,058
                                                            --------------
                                                                 2,478,661
                                                            --------------
             TOTAL MORTGAGE BACKED
             (Cost $19,170,067) ..........................      19,510,623

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.09%
--------------------------------------------------------------------------
             FEDERAL FARM CREDIT BANK - 1.09%
 1,000,000   6.125%, due 12/29/15 (N).....................       1,122,914
 1,000,000   5.875%, due 10/03/16 ........................       1,099,277
                                                            --------------
                                                                 2,222,191
                                                            --------------
             FEDERAL HOME LOAN MORTGAGE CORP. - 0.74%
 1,500,000   4.500%, due 01/15/14 ........................       1,508,280
                                                            --------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.18%
 1,100,000   4.000%, due 09/02/08 ........................       1,118,501
   500,000   5.250%, due 08/01/12 ........................         522,906
   800,000   4.125%, due 04/15/14 ........................         780,390
                                                            --------------
                                                                 2,421,797
                                                            --------------
             U.S. TREASURY BOND - 1.26%
 2,150,000   6.250%, due 05/15/30 ........................       2,585,375
                                                            --------------
             U.S. TREASURY NOTES - 5.82%
 1,000,000   1.500%, due 03/31/06 ........................         988,242
 4,400,000   2.000%, due 05/15/06 ........................       4,374,735
 3,850,000   2.625%, due 05/15/08 ........................       3,806,988
   760,000   5.000%, due 02/15/11 ........................         820,681
   550,000   5.000%, due 08/15/11 ........................         593,979
 1,335,000   4.000%, due 02/15/14 ........................       1,335,052
                                                            --------------
                                                                11,919,677
                                                            --------------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
             (Cost $20,196,290) ..........................      20,657,320

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  BALANCED FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Shares                                                      Value (Note 2)
------                                                      --------------
INVESTMENT COMPANIES - 11.25%
--------------------------------------------------------------------------
         1   One Group Institutional Prime Money
             Market Fund .................................  $            1
 7,414,796   SSgA Prime Money Market Fund ................       7,414,796
15,610,165   State Street Navigator Securities
             Lending Prime Portfolio (I) .................      15,610,165
                                                            --------------
             TOTAL INVESTMENT COMPANIES
             (Cost $23,024,962) ..........................      23,024,962

TOTAL INVESTMENTS - 107.88%
--------------------------------------------------------------------------
(Cost $208,657,013**).....................................     220,804,480

NET OTHER ASSETS AND LIABILITIES - (7.88)%
--------------------------------------------------------------------------
                                                               (16,120,216)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------
                                                            $  204,684,264

  *  Non-income producing.
 **  Aggregate cost for Federal tax purposes was $208,870,469.
(C) Security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.25% of total net assets.
(G)  Floating rate or variable rate note. Rate shown is as of October 31, 2004.
(H)  Security purchased on a delayed delivery or when-issued basis.
(I)  Represents collateral held in connection with securities lending.
(L) Security valued at fair value using methods determined in good faith by and under the general supervision of the Board of Trustees (see note 2).
(M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below the stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.
(N) Security pledged as collateral for when-issued purchase committments outstanding as of October 31, 2004.
ADR  American Depository Receipt.
PLC  Public Limited Company.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
38

--------------------------------------------------------------------------------
  GROWTH AND INCOME FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Shares                                                      Value (Note 2)
------                                                      --------------
COMMON STOCKS - 97.30%
--------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 10.97%
    41,791   Comcast Corp., Class A * ....................  $    1,232,834
    84,200   Home Depot, Inc. ............................       3,458,936
   135,500   McDonald's Corp. ............................       3,949,825
    74,100   Target Corp. ................................       3,706,482
   107,100   Time Warner, Inc. * .........................       1,782,144
    44,000   Viacom, Inc., Class B .......................       1,605,560
   112,400   Walt Disney Co. .............................       2,834,728
                                                            --------------
                                                                18,570,509
                                                            --------------
             CONSUMER STAPLES - 7.19%
    32,500   Altria Group, Inc. ..........................       1,574,950
    17,300   Coca-Cola Co. ...............................         703,418
    80,300   General Mills, Inc. .........................       3,553,275
    27,300   Kimberly-Clark Corp. ........................       1,628,991
    16,400   Procter & Gamble Co. ........................         839,352
   166,600   Sara Lee Corp. ..............................       3,878,448
                                                            --------------
                                                                12,178,434
                                                            --------------
             ENERGY - 12.49%
    25,700   Anadarko Petroleum Corp. ....................       1,733,465
    19,700   Apache Corp. ................................         998,790
    44,206   BP PLC, ADR .................................       2,574,999
    59,166   ChevronTexaco Corp. .........................       3,139,348
    29,500   ConocoPhillips ..............................       2,487,145
    18,200   Cooper Cameron Corp. * ......................         879,970
    30,000   Devon Energy Corp. ..........................       2,219,100
    97,200   Exxon Mobil Corp. ...........................       4,784,184
    20,500   Schlumberger, Ltd. ..........................       1,290,270
    29,452   Transocean, Inc. * ..........................       1,038,183
                                                            --------------
                                                                21,145,454
                                                            --------------
             FINANCIALS - 25.60%
    90,000   Allstate Corp. ..............................       4,328,100
    11,000   American International Group, Inc. ..........         667,810
   120,184   Bank of America Corp. .......................       5,383,041
     5,000   Bear Stearns Cos., Inc. .....................         473,750
        10   Berkshire Hathaway, Inc., Class A * .........         842,500
   132,866   Citigroup, Inc. .............................       5,895,265
    20,000   Freddie Mac .................................       1,332,000
    88,268   J.P. Morgan Chase & Co. .....................       3,407,145
    12,600   Marsh & McLennan Cos., Inc. .................         348,516
    58,400   Morgan Stanley ..............................       2,983,656
    57,100   National City Corp. .........................       2,225,187
    11,000   Principal Financial Group, Inc. .............         415,360
    90,000   Prudential Financial, Inc. ..................       4,182,300
    20,000   St. Paul Travelers Cos., Inc. ...............         679,200
    27,700   SunTrust Banks, Inc. ........................       1,949,526
    41,300   U.S. Bancorp ................................       1,181,593
    66,000   Wachovia Corp. ..............................       3,247,860
    56,400   Wells Fargo & Co. ...........................       3,368,208
     6,000   XL Capital, Ltd., Class A ...................         435,000
                                                            --------------
                                                                43,346,017
                                                            --------------
             HEALTH CARE - 7.29%
    82,100   Baxter International, Inc. ..................       2,525,396
   107,100   Bristol-Myers Squibb Co. ....................       2,509,353
    59,600   GlaxoSmithKline PLC, ADR ....................       2,527,040
    53,200   Merck & Co., Inc. ...........................       1,665,692
    46,040   Pfizer, Inc. ................................       1,332,858
    45,200   Wyeth .......................................       1,792,180
                                                            --------------
                                                                12,352,519
                                                            --------------
             INDUSTRIALS - 11.20%
    52,000   Burlington Northern Santa Fe Corp. ..........       2,174,120
    51,700   Emerson Electric Co. ........................       3,311,385
    75,000   General Electric Co. ........................       2,559,000
   107,300   Honeywell International, Inc. ...............       3,613,864
    15,000   Masco Corp. .................................         513,900
    32,000   Textron, Inc. ...............................       2,180,800
    27,300   United Technologies Corp. ...................       2,533,986
    72,800   Waste Management, Inc. ......................       2,073,344
                                                            --------------
                                                                18,960,399
                                                            --------------
             INFORMATION TECHNOLOGY - 10.34%
    46,500   Applied Materials, Inc. * ...................         748,650
    39,600   Automatic Data Processing, Inc. .............       1,718,244
    75,600   Computer Associates International, Inc. .....       2,094,876
    44,200   Computer Sciences Corp. * ...................       2,195,414
    84,600   EMC Corp. * .................................       1,088,802
   108,921   Hewlett-Packard Co. .........................       2,032,466
    54,000   Intel Corp. .................................       1,202,040
    32,100   International Business Machines Corp. .......       2,880,975
   134,900   Motorola, Inc. ..............................       2,328,374
    50,300   Texas Instruments, Inc. .....................       1,229,835
                                                            --------------
                                                                17,519,676
                                                            --------------
             MATERIALS - 4.33%
     9,000   Air Products & Chemicals, Inc. ...............        478,620
    17,800   Alcan, Inc. ..................................        824,496
    34,900   Alcoa, Inc. ..................................      1,134,250
    66,000   E.I. du Pont de Nemours & Co. ................      2,829,420
    13,000   PPG Industries, Inc. .........................        828,750
    19,700   Weyerhaeuser Co. .............................      1,234,008
                                                            --------------
                                                                 7,329,544
                                                            --------------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  GROWTH AND INCOME FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Shares                                                      Value (Note 2)
------                                                      --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES - 4.78%
    50,700   ALLTEL Corp. ................................  $    2,784,951
   102,000   SBC Communications, Inc. ....................       2,576,520
    21,800   Telefonos de Mexico S.A.
             de C.V., ADR ................................         746,432
    50,820   Verizon Communications, Inc. ................       1,987,062
                                                            --------------
                                                                 8,094,965
                                                            --------------
             UTILITIES - 3.11%
    26,800   Ameren Corp. ................................       1,286,400
    30,200   Consolidated Edison, Inc. ...................       1,312,190
    17,000   FPL Group, Inc. .............................       1,171,300
    36,200   Progress Energy, Inc. .......................       1,495,060
                                                            --------------
                                                                 5,264,950
                                                            --------------

             TOTAL COMMON STOCKS
             (Cost $155,006,933)..........................     164,762,467

INVESTMENT COMPANY - 2.73%
--------------------------------------------------------------------------
 4,629,593   SSgA Prime Money Market Fund ................       4,629,593
                                                            --------------
             TOTAL INVESTMENT COMPANY
             (Cost $4,629,593) ...........................       4,629,593

TOTAL INVESTMENTS - 100.03%
--------------------------------------------------------------------------
(Cost $159,636,526**).....................................     169,392,060

NET OTHER ASSETS AND LIABILITIES - (0.03)%
--------------------------------------------------------------------------
                                                                   (54,869)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------
                                                              $169,337,191

  *  Non-income producing.
 **  Aggregate cost for Federal tax purposes was $160,536,525.
ADR  American Depository Receipt.
PLC  Public Limited Company.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
40

--------------------------------------------------------------------------
  CAPITAL APPRECIATION FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------

Shares                                                      Value (Note 2)
------                                                      --------------
COMMON STOCKS - 97.43%
--------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 12.06%
    56,850   Brinker International, Inc. * ...............  $    1,836,255
    45,000   Carnival Corp. ..............................       2,275,200
    32,000   Home Depot, Inc. ............................       1,314,560
    50,600   Kohl's Corp. * ..............................       2,568,456
   247,500   Liberty Media Corp., Class A * ..............       2,207,700
    12,670   Liberty Media International, Inc.* ..........         456,753
    15,200   Target Corp. ................................         760,304
    72,000   Tiffany & Co. ...............................       2,111,760
    54,200   Time Warner, Inc. * .........................         901,888
    35,300   Viacom, Inc., Class B .......................       1,288,097
    33,000   Walt Disney Co. .............................         832,260
                                                            --------------
                                                                16,553,233
                                                            --------------
             CONSUMER STAPLES - 10.18%
    62,800   Coca-Cola Co. ...............................       2,553,448
    52,800   CVS Corp. ...................................       2,294,688
    33,900   Estee Lauder Cos., Inc., Class A ............       1,456,005
    14,800   General Mills, Inc. .........................         654,900
    58,800   Kraft Foods, Inc., Class A ..................       1,958,628
    41,400   Procter & Gamble Co. ........................       2,118,852
    54,400   Wal-Mart Stores, Inc. .......................       2,933,248
                                                            --------------
                                                                13,969,769
                                                            --------------
             ENERGY - 9.86%
    40,850   Apache Corp. ................................       2,071,095
    30,600   ChevronTexaco Corp. .........................       1,623,636
    38,100   ConocoPhillips ..............................       3,212,211
    28,000   Exxon Mobil Corp. ...........................       1,378,160
    29,100   Marathon Oil Corp. ..........................       1,109,001
    27,500   Noble Corp. * ...............................       1,256,200
    38,800   Weatherford International, Ltd.* ............       2,027,688
    25,700   XTO Energy, Inc. ............................         857,866
                                                            --------------
                                                                13,535,857
                                                            --------------
             FINANCIALS - 17.61%
    23,400   ACE, Ltd. ...................................         890,604
    42,000   American International Group, Inc. ..........       2,549,820
    74,600   Bank of America Corp. .......................       3,341,334
    49,400   Bank of New York Co., Inc. ..................       1,603,524
     9,500   Chubb Corp. .................................         685,235
    66,000   Citigroup, Inc. .............................       2,928,420
    33,800   Freddie Mac .................................       2,251,080
    16,800   Goldman Sachs Group, Inc. ...................       1,652,784
    19,800   Marsh & McLennan Cos., Inc. .................         547,668
    38,200   MetLife, Inc. ...............................       1,464,970
    40,100   U.S. Bancorp ................................       1,147,261
    17,900   Wachovia Corp. ..............................         880,859
    42,800   Wells Fargo & Co. ...........................       2,556,016
    13,300   XL Capital, Ltd., Class A ...................         964,250
    10,500   Zions Bancorporation ........................         694,785
                                                            --------------
                                                                24,158,610
                                                            --------------
             HEALTH CARE - 11.85%
    74,800   Abbott Laboratories .........................       3,188,724
   114,200   Applera Corp. - Applied Biosystems Group ....       2,178,936
    37,500   Boston Scientific Corp. * ...................       1,323,750
    15,700   Genzyme Corp. * .............................         823,779
     7,760   Hospira, Inc. * .............................         247,622
    99,000   IMS Health, Inc. ............................       2,096,820
    30,800   MedImmune, Inc. * ...........................         875,336
    14,900   Merck & Co., Inc. ...........................         466,519
   140,138   Pfizer, Inc. ................................       4,056,995
    55,300   Schering-Plough Corp. .......................       1,001,483
                                                            --------------
                                                                16,259,964
                                                            --------------
             INDUSTRIALS - 12.00%
    20,000   CSX Corp. ...................................         730,000
    63,400   Dover Corp. .................................       2,489,718
    27,000   FedEx Corp. .................................       2,460,240
    16,200   General Dynamics Corp. ......................       1,654,344
    97,700   General Electric Co. ........................       3,333,524
    29,400   Honeywell International, Inc. ...............         990,192
    22,000   Illinois Tool Works, Inc. ...................       2,030,160
    51,200   Masco Corp. .................................       1,754,112
    36,000   Waste Management, Inc. ......................       1,025,280
                                                            --------------
                                                                16,467,570
                                                            --------------
             INFORMATION TECHNOLOGY-17.09%
   185,600   ADC Telecommunications, Inc.* ...............         410,176
    76,400   Altera Corp. * ..............................       1,736,572
    42,500   Autodesk, Inc. ..............................       2,241,875
   119,700   Cadence Design Systems, Inc.* ...............       1,489,068
    63,100   Celestica, Inc. * ...........................         913,688
    57,800   Cisco Systems, Inc. * .......................       1,110,338
    46,600   Dell, Inc. * ................................       1,633,796
   104,100   EMC Corp. * .................................       1,339,767
    34,860   First Data Corp. ............................       1,439,021
    30,500   Hewlett-Packard Co. .........................         569,130
    30,000   KLA-Tencor Corp. * ..........................       1,365,900
    86,300   Micron Technology, Inc. * ...................       1,051,134
   127,100   Microsoft Corp. .............................       3,557,529
    32,500   Motorola, Inc. ..............................         560,950
    20,400   Novellus Systems, Inc. * ....................         528,564
   133,500   PeopleSoft, Inc. * ..........................       2,772,795
    20,724   Skyworks Solutions, Inc. * ..................         184,236
    24,828   VERITAS Software Corp. * ....................         543,237
                                                            --------------
                                                                23,447,776
                                                            --------------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------
  CAPITAL APPRECIATION FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------

Shares                                                      Value (Note 2)
------                                                      --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------
             MATERIALS - 2.36%
    40,900   Praxair, Inc. ...............................  $    1,725,980
    35,600   Rohm and Haas Co. ...........................       1,509,084
                                                            --------------
                                                                 3,235,064
                                                            --------------
             TELECOMMUNICATION SERVICES - 2.77%
    27,100   BellSouth Corp. .............................         722,757
    46,700   CenturyTel, Inc. ............................       1,498,603
    62,500   SBC Communications, Inc. ....................       1,578,750
                                                            --------------
                                                                 3,800,110
                                                            --------------
             UTILITIES - 1.65%
    32,800   FPL Group, Inc. .............................       2,259,920
                                                            --------------

             TOTAL COMMON STOCKS
             (COST $122,357,102) .........................     133,687,873

INVESTMENT COMPANIES - 4.19%
--------------------------------------------------------------------------
 3,645,744   SSgA Prime Money Market Fund ................       3,645,744
 2,113,262   State Street Navigator Securities
             Lending Prime Portfolio (I) .................       2,113,262
                                                            --------------
                                                                 5,759,006
                                                            --------------

             TOTAL INVESTMENT COMPANIES
             (Cost $5,759,006 ) ..........................       5,759,006

TOTAL INVESTMENTS - 101.62%
--------------------------------------------------------------------------
(Cost $128,116,108** ) ...................................     139,446,879

NET OTHER ASSETS AND LIABILITIES - 1.62%
--------------------------------------------------------------------------
                                                                (2,228,843)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------
                                                            $  137,218,036

  * Non-income producing.
 ** Aggregate cost for Federal tax purposes was $128,922,653.
(I) Represents collateral held in connection with securities lending.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
42

--------------------------------------------------------------------------
  MID-CAP FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------

Shares                                                      Value (Note 2)
------                                                      --------------
COMMON STOCKS - 96.19%
--------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 15.02%..............
    19,600   Abercrombie & Fitch Co., Class A ............  $      767,928
     5,600   ADVO, Inc. ..................................         178,920
    35,100   Belo Corp., Class A .........................         816,075
     6,400   Cato Corp., Class A .........................         146,944
     3,000   CEC Entertainment, Inc. * ...................         114,060
     2,600   Courier Corp. ...............................         113,100
    24,900   Darden Restaurants, Inc. ....................         610,050
    25,600   Ethan Allen Interiors, Inc. .................         975,104
     4,700   Gildan Activewear, Inc., Class A * ..........         134,843
    13,809   Hibbett Sporting Goods, Inc. * ..............         308,769
    30,600   Interpublic Group of Companies, Inc. * ......         375,156
    12,600   Interstate Hotels & Resorts, Inc. * .........          60,480
    15,000   Jones Apparel Group, Inc. ...................         529,500
    18,600   Linens 'N Things, Inc. * ....................         447,888
     2,200   Meritage Corp. * ............................         195,140
     4,900   Modine Manufacturing Co. ....................         150,479
    38,800   Newell Rubbermaid, Inc. .....................         836,528
     9,900   O'Reilly Automotive, Inc. * .................         426,294
     9,400   Outback Steakhouse, Inc. ....................         372,146
     6,400   Shoe Carnival, Inc. * .......................          76,608
     3,200   Sonic Corp. * ...............................          87,136
    10,300   Spartan Motors, Inc. ........................         111,961
     3,700   Stage Stores, Inc. * ........................         133,237
    25,900   Talbots, Inc. ...............................         683,501
     8,300   WCI Communities, Inc. * .....................         195,880
     7,100   Yankee Candle Co., Inc. * ...................         196,670
                                                            --------------
                                                                 9,044,397
                                                            --------------
             CONSUMER STAPLES - 4.48%
     9,600   Casey's General Stores, Inc. ................         170,880
     5,600   Clorox Co. ..................................         305,760
    47,300   Hain Celestial Group, Inc. * ................         765,314
     5,300   John B. Sanfilippo & Son, Inc. * ............          95,559
    23,900   McCormick & Co., Inc. .......................         846,777
    10,000   NBTY, Inc. * ................................         275,400
     5,200   Universal Corp. .............................         238,056
                                                            --------------
                                                                 2,697,746
                                                            --------------
             ENERGY - 8.43%
     5,400   Amerada Hess Corp. ..........................         435,834
    12,100   BJ Services Co. .............................         617,100
     5,300   Encore Aquisition Co. * .....................         173,045
    20,100   ENSCO International, Inc. ...................         614,055
    15,500   Forest Oil Corp. * ..........................         472,750
    13,200   Magnum Hunter Resources, Inc. * .............         159,720
     9,900   Marathon Oil Corp. ..........................         377,289
    16,000   Pioneer Natural Resources Co. ...............         518,400
    10,800   Plains Exploration and Production Co. * .....         270,000
    14,300   Smith International, Inc. * .................         830,544
    10,200   Valero Energy Corp. .........................         438,294
     7,900   Vintage Petroleum, Inc. .....................         165,900
                                                            --------------
                                                                 5,072,931
                                                            --------------
             FINANCIALS - 23.64%
     5,900   1st Source Corp. ............................         159,949
     8,400   Acadia Realty Trust, REIT....................         129,360
     6,900   American Capital Strategies, Ltd. ...........         213,555
    14,760   Associated Banc-Corp. .......................         512,024
    14,500   Assured Guaranty, Ltd. ......................         238,090
    12,200   Bear Stearns Cos., Inc. .....................       1,155,950
     2,600   Century Bancorp, Inc., Class A ..............          81,588
    21,700   Colonial BancGroup, Inc. ....................         469,805
     8,500   Compass Bancshares, Inc. ....................         406,045
     4,950   Delphi Financial Group, Inc., Class A .......         202,307
     2,600   Financial Federal Corp. * ...................          97,006
     9,900   First Horizon National Corp. ................         428,472
     4,000   First Midwest Bancorp, Inc. .................         139,640
    15,600   FirstMerit Corp. ............................         407,628
     4,600   Getty Realty Corp., REIT.....................         129,352
    21,700   Hibernia Corp., Class A .....................         629,300
     6,100   IPC Holdings, Ltd. ..........................         246,806
    13,600   Jefferson-Pilot Corp. .......................         656,744
     5,300   Laurentian Bank Of Canada....................         110,534
     3,500   M&T Bank Corp. ..............................         360,500
     3,900   Maguire Properties, Inc., REIT...............         101,985
    17,300   Marshall & Ilsley Corp. .....................         726,081
    12,300   NewAlliance Bancshares, Inc. ................         170,724
     8,500   PartnerRe, Ltd. .............................         494,275
     8,800   Platinum Underwriters Holdings,
               Ltd. (Bermuda).............................         257,400
    22,400   Principal Financial Group, Inc. .............         845,824
    11,500   Protective Life Corp. .......................         451,950
     7,500   PS Business Parks, Inc., REIT ...............         329,400
    10,400   Radian Group, Inc. ..........................         498,472
     5,000   RAIT Investment Trust, REIT..................         133,550
     8,000   Reinsurance Group of America, Inc. ..........         344,640
    16,300   SAFECO Corp. ................................         753,712
     6,000   Scottish Re Group Ltd. ......................         135,000
     7,000   Sky Financial Group, Inc. ...................         188,160
     8,100   SL Green Realty Corp., REIT..................         444,042
    12,600   TCF Financial Corp. .........................         397,152
     8,400   Torchmark Corp. .............................         453,768
     3,100   U-Store-It Trust, REIT * ....................          51,801
    17,200   Universal American Financial Corp. * ........         209,152
     4,600   Ventas, Inc., REIT...........................         123,740
     5,300   Zions Bancorporation.........................         350,701
                                                            --------------
                                                                14,236,184
                                                            --------------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------
  MID-CAP FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------

Shares                                                      Value (Note 2)
------                                                      --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------
             HEALTH CARE - 5.33%
     2,800   AMERIGROUP Corp. * ..........................  $      168,000
     6,900   AmSurg Corp. * ..............................         161,391
    16,900   Becton, Dickinson and Co. ...................         887,250
     2,900   CorVel Corp. * ..............................          75,820
     2,700   Diagnostic Products Corp. ...................         119,205
    11,816   Fisher Scientific International, Inc. * .....         677,766
    12,500   IDEXX Laboratories, Inc. * ..................         623,000
    11,500   Omnicare, Inc. ..............................         317,285
     5,200   PolyMedica Corp. ............................         182,000
                                                            --------------
                                                                 3,211,717
                                                            --------------
             INDUSTRIALS - 14.96%
     5,900   Acuity Brands, Inc. .........................         156,527
    12,000   AirTran Holdings, Inc. * ....................         139,440
     6,300   Albany International Corp., Class A..........         189,126
     9,800   Avery Dennison Corp. ........................         596,232
     3,400   Carlisle Cos., Inc. .........................         197,642
    16,200   CSX Corp. ...................................         591,300
     4,700   Curtiss-Wright Corp., Class B ...............         245,575
     9,000   Deswell Industries, Inc. (Hong Kong) ........         180,450
    11,625   Genesee & Wyoming, Inc., Class A * ..........         294,345
     8,700   Ingersoll-Rand Co., Class A .................         595,428
     8,900   Kadant, Inc. * ..............................         160,645
    18,500   Manpower, Inc. ..............................         837,125
    19,000   Mueller Industries, Inc. ....................         506,540
    10,800   Parker-Hannifin Corp. .......................         762,804
     8,400   Quixote Corp. ...............................         150,990
    14,400   R. R. Donnelley & Sons Co. ..................         452,880
    28,800   Republic Services, Inc., Class A ............         887,040
     3,400   Simpson Manufacturing Co., Inc. .............         218,552
    11,800   Teleflex, Inc. ..............................         516,722
    10,700   United Stationers, Inc. * ...................         476,150
     5,700   USF Corp. ...................................         204,288
     9,500   W.W. Grainger, Inc. .........................         556,605
     9,000   Wolverine Tube, Inc. * ......................          89,550
                                                            --------------
                                                                 9,005,956
                                                            --------------
             INFORMATION TECHNOLOGY - 8.99%
    11,100   Affiliated Computer Services, Inc.,
               Class A * .................................         605,505
    24,800   Andrew Corp. * ..............................         346,704
    17,600   Arrow Electronics, Inc. * ...................         421,696
    51,000   Atmel Corp. * ...............................         162,180
     9,500   ATMI, Inc. * ................................         221,825
    10,500   Belden CDT, Inc. ............................         233,415
     3,400   Black Box Corp. .............................         133,552
    20,900   Convergys Corp. * ...........................         271,909
     9,400   DuPont Photomasks, Inc. * ...................         246,468
     8,100   Eletronics For Imaging, Inc. * ..............         146,124
     4,500   Intergraph Corp. * ..........................         112,208
    20,100   Intersil Corp., Class A .....................         328,032
    25,900   LSI Logic Corp. * ...........................         117,845
     7,300   MAXIMUS, Inc. * .............................         198,414
    25,600   McDATA Corp., Class B * .....................         153,600
     7,200   Molex, Inc. .................................         212,904
       800   Nam Tai Electronics, Inc. ...................          16,536
    18,300   PeopleSoft, Inc. * ..........................         380,091
    10,200   Pericom Semiconductor Corp. * ...............          91,749
    15,100   Reynolds and Reynolds Co., Class A ..........         371,611
    15,400   SunGard Data Systems, Inc. * ................         407,946
     3,800   Technitrol, Inc. * ..........................          62,016
     5,000   Varian Semiconductor Equipment
               Associates, Inc. * ........................         173,050
                                                            --------------
                                                                 5,415,380
                                                            --------------
             MATERIALS - 7.03%
     2,600   Aber Diamond Corp. * ........................          91,052
    19,100   Air Products & Chemicals, Inc. ..............       1,015,738
     4,000   AptarGroup, Inc. ............................         187,680
    11,000   Bowater, Inc. ...............................         405,240
     2,550   Florida Rock Industries, Inc. ...............         131,708
    21,500   Martin Marietta Materials, Inc. .............         978,895
    22,010   MeadWestvaco Corp. ..........................         693,975
     8,300   Meridian Gold, Inc. * .......................         140,270
     7,000   PPG Industries, Inc. ........................         446,250
     6,400   Sensient Technologies Corp. .................         139,008
                                                            --------------
                                                                 4,229,816
                                                            --------------
             TELECOMMUNICATION SERVICES - 0.91%
    17,100   CenturyTel, Inc. ............................         548,739
                                                            --------------
             UTILITIES - 7.40%
    30,800   Alliant Energy Corp. ........................         812,504
    14,000   Ameren Corp. ................................         672,000
     4,400   Black Hills Corp. ...........................         129,624
    18,400   Constellation Energy Group, Inc. ............         747,408
     3,800   New Jersey Resources Corp. ..................         156,218
    34,000   Pepco Holdings, Inc. ........................         700,740
    11,850   PNM Resources, Inc. .........................         275,868
     5,500   Weststar Energy, Inc. .......................         115,225
     5,200   WGL Holdings, Inc. ..........................         147,940
    21,300   Wisconsin Energy Corp. ......................         695,232
                                                            --------------
                                                                 4,452,759
                                                            --------------
             TOTAL COMMON STOCKS
             (Cost $49,013,272) ..........................      57,915,625

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
44

--------------------------------------------------------------------------
  MID-CAP FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------

Par Value                                                   Value (Note 2)
---------                                                   --------------
CORPORATE NOTES AND BONDS - 0.26%
--------------------------------------------------------------------------
               INDUSTRIALS - 0.26%
$  161,500     Mueller Industries, Inc. (N)
               6.000%, due 11/01/14 ......................  $      158,274
                                                            --------------
               TOTAL CORPORATE NOTES AND BONDS
                 (Cost $158,274) .........................         158,274

Shares
------

INVESTMENT COMPANIES - 9.15%
--------------------------------------------------------------------------
 2,238,272     SSgA Prime Money Market Fund ..............       2,238,272
 3,267,745     State Street Navigator Securities
                 Lending Prime Portfolio (I) .............       3,267,745
                                                            --------------
                                                                 5,506,017
                                                            --------------

                 TOTAL INVESTMENT COMPANIES
                 (Cost $5,506,017) .......................       5,506,017

TOTAL INVESTMENTS - 105.60%
--------------------------------------------------------------------------
(Cost $54,677,563**) .....................................      63,579,916

NET OTHER ASSETS AND LIABILITIES - (5.60)%
--------------------------------------------------------------------------
                                                                (3,372,856)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------
                                                            $   60,207,060

  * Non-income producing.
 ** Aggregate cost for Federal tax purposes was $54,675,928.
(I) Represents collateral held in connection with securities lending.
(N) Represents security received as part of a corporate action.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------
  MULTI-CAP GROWTH FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------

Shares                                                      Value (Note 2)
------                                                      --------------
COMMON STOCKS - 93.36%
--------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 4.75%
     2,170   A.C. Moore Arts & Crafts, Inc. * ............  $       55,910
    13,100   Accenture, Ltd., Class A * ..................         317,151
     2,600   Corporate Executive Board Co. ...............         165,490
     6,300   Education Management Corp. * ................         168,966
     2,100   Helen Of Troy, Ltd. * .......................          55,755
     3,110   Landry's Restaurants, Inc. ..................          84,219
    15,420   Lions Gate Entertainment Corp. * ............         151,270
     9,000   Michaels Stores, Inc. .......................         261,900
     3,900   New York & Co., Inc. * ......................          80,730
     2,900   Pixar * .....................................         233,218
    26,270   Sirius Satellite Radio, Inc. * ..............         102,453
    10,290   TiVo, Inc. * ................................          69,200
     2,700   Williams-Sonoma, Inc. * .....................         103,059
                                                            --------------
                                                                 1,849,321
                                                            --------------
             CONSUMER SERVICES - 14.09%
    25,440   Apollo Group, Inc., Class A * ...............       1,679,040
     3,640   DiamondCluster International,
               Inc., Class A * ...........................          44,353
     2,700   Lennar Corp., Class A .......................         121,446
     8,370   MPS Group, Inc. * ...........................          88,136
    13,425   Omnicom Group, Inc. .........................       1,059,233
    26,520   Research In Motion, Ltd. * ..................       2,339,064
    23,160   Service Corp. International * ...............         153,088
                                                            --------------
                                                                 5,484,360
                                                            --------------
             CONSUMER STAPLES - 1.80%
    14,010   Gillette Co. ................................         581,135
     5,740   Jackson Hewitt Tax Service, Inc. ............         120,540
                                                            --------------
                                                                   701,675
                                                            --------------
             ENERGY - 2.86%
     3,980   Arch Coal, Inc. .............................         129,430
     2,180   Cabot Oil & Gas Corp. .......................          92,236
     3,600   EOG Resources, Inc. .........................         239,616
     6,410   Petro-Canada ................................         349,281
     3,830   Whiting Petroleum Corp. * ...................         113,674
     5,675   XTO Energy, Inc. ............................         189,431
                                                            --------------
                                                                 1,113,668
                                                            --------------
             FINANCIALS - 9.09%
     1,290   Affiliated Managers Group, Inc. * ...........          72,034
     1,470   Arch Capital Group, Ltd. * ..................          55,228
    16,635   Citigroup, Inc. .............................         738,095
    52,038   Countrywide Financial Corp. .................       1,661,573
     9,730   Freddie Mac .................................         648,018
     3,580   IndyMac Bancorp, Inc. .......................         115,491
     3,150   Legg Mason, Inc. ............................         200,686
     4,960   U.S.I. Holdings Corp. * .....................          48,186
                                                            --------------
                                                                 3,539,311
                                                            --------------
             HEALTH CARE - 17.24%
     9,090   Abbott Laboratories .........................         387,507
     4,330   Abgenix, Inc. * .............................          39,446
    29,570   AstraZeneca PLC, ADR ........................       1,218,284
     1,600   AtheroGenics, Inc. * ........................          47,904
     3,000   Cephalon, Inc. * ............................         143,010
     2,500   Elan Corp. PLC, ADR * .......................          64,500
    19,560   Eli Lilly & Co. .............................       1,074,039
     5,080   Forest Laboratories, Inc. * .................         226,568
    26,850   Guidant Corp. ...............................       1,788,747
     3,980   Medicines Co. * .............................         106,027
    24,580   Medtronic, Inc. .............................       1,256,284
    21,300   Millennium Pharmaceuticals, Inc. * ..........         276,474
     3,260   NPS Pharmaceuticals, Inc. * .................          55,681
     1,590   Symbion, Inc. * .............................          24,709
                                                            --------------
                                                                 6,709,180
                                                            --------------
             INDUSTRIALS - 4.74%
     7,840   Fleetwood Enterprises, Inc. * ...............          98,706
     2,850   General Dynamics Corp. ......................         291,042
    19,430   General Electric Co. ........................         662,951
    11,350   GrafTech International, Ltd. * ..............         105,101
     3,900   PACCAR, Inc. ................................         270,309
     2,600   Parker-Hannifin Corp. .......................         183,638
     6,600   Rockwell Collins, Inc. ......................         234,102
                                                            --------------
                                                                 1,845,849
                                                            --------------
             INFORMATION TECHNOLOGY - 30.80%
     4,610   Acxiom Corp. ................................         115,250
    15,700   Aeroflex, Inc. * ............................         174,270
     9,100   Amdocs, Ltd. * ..............................         228,865
    24,070   Analog Devices, Inc. ........................         969,058
     3,500   CDW Corp. ...................................         217,105
    40,530   Cisco Systems, Inc. * .......................         778,581
    41,870   Dell, Inc. * ................................       1,467,962
    14,000   eBay, Inc. * ................................       1,366,540
    33,110   First Data Corp. ............................       1,366,781
    22,240   MEMC Electronic Materials, Inc. * ...........         209,056
    33,230   Microsoft Corp. .............................         930,108
     5,900   Monster Worldwide, Inc. * ...................         165,495
     3,750   Navigant Consulting, Inc. * .................          93,263
     5,420   NAVTEQ Corp. * ..............................         218,480
    13,300   Network Appliance, Inc. * ...................         325,451
     1,750   Plantronics, Inc. ...........................          76,125
     6,040   Polycom, Inc. * .............................         124,726
     7,180   Sapient Corp. * .............................          57,799
     3,500   Symantec Corp. * ............................         199,290
     4,200   VeriSign, Inc. * ............................         112,686
    23,550   Xilinx, Inc. ................................         720,630
    57,180   Yahoo!, Inc. * ..............................       2,069,344
                                                            --------------
                                                                11,986,865
                                                            --------------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
46

--------------------------------------------------------------------------
  MULTI-CAP GROWTH FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------

Shares                                                      Value (Note 2)
------                                                      --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------
             TECHNOLOGY - 4.32%
     6,400   Cognizant Technology Solutions Corp. * ......  $      217,600
    28,900   Electronic Arts, Inc. * .....................       1,298,188
     2,560   Take-Two Interactive Software, Inc.* ........          84,378
     4,280   THQ, Inc. * .................................          80,892
                                                            --------------
                                                                 1,681,058
                                                            --------------
             TELECOMMUNICATIONS - 2.79%
    30,070   American Tower Corp., Class A * .............         516,904
    20,620   Crown Castle International Corp. * ..........         315,692
     9,600   Nextel Communications,
               Inc., Class A * ...........................         254,304
                                                            --------------
                                                                 1,086,900
                                                            --------------
             TRANSPORTATION - 0.88%
     2,040   Arkansas Best Corp. .........................          79,743
     8,060   Sirva, Inc. * ...............................         193,440
     1,440   Yellow Roadway Corp. * ......................          69,106
                                                            --------------
                                                                   342,289
                                                            --------------
             TOTAL COMMON STOCKS
             (Cost $31,229,633) ..........................      36,340,476

Par Value
---------

CERTIFICATE OF DEPOSIT - 3.70%
--------------------------------------------------------------------------

$1,440,381   State Street Eurodollar .....................       1,440,381
                                                            --------------

             TOTAL CERTIFICATE OF DEPOSIT
             (Cost $1,440,381) ...........................       1,440,381

Shares
------

INVESTMENT COMPANIES - 6.83%
--------------------------------------------------------------------------

 1,753,798   SSgA Prime Money Market Fund ................       1,753,798
   905,553   State Street Navigator Securities
               Lending Prime Portfolio (I) ...............         905,553
                                                            --------------
                                                                 2,659,351
                                                            --------------
             TOTAL INVESTMENT COMPANIES
               (Cost $2,659,351 ) ........................       2,659,351

TOTAL INVESTMENTS - 103.89%
--------------------------------------------------------------------------
  (Cost $35,329,365**) ...................................      40,440,208

NET OTHER ASSETS AND LIABILITIES - (3.89)%
--------------------------------------------------------------------------
                                                                (1,513,150)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------
                                                            $   38,927,058

  * Non-income producing.
 ** Aggregate cost for Federal tax purposes was $35,384,307.
(I) Represents collateral held in connection with securities lending. ADR American Depository Receipt.
PLC Public Limited Company.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------
  INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------

Shares                                                      Value (Note 2)
------                                                      --------------
COMMON STOCKS - 94.70%
--------------------------------------------------------------------------
             ARGENTINA - 0.07%
       844   Tenaris S.A., ADR ...........................  $       37,786
                                                            --------------
             AUSTRALIA - 0.97%
    14,121   A.B.C. Learning Centres, Ltd. ...............          50,622
    28,500   James Hardie Industries N.V. ................         134,097
    38,252   John Fairfax Holdings, Ltd. .................         122,559
    69,262   Macquarie Infrastructure Group ..............         191,912
                                                            --------------
                                                                   499,190
                                                            --------------
             AUSTRIA - 0.35%
     4,000   Erste Bank der Oesterreichischen
             Sparkassen AG ...............................         177,911
                                                            --------------
             BELGIUM - 0.00%
       499   Solvus S.A. Strip VVPR (L) * ................               6
                                                            --------------
             BRAZIL - 2.64%
     2,900   Brasil de Distribuicao Pao
               de Acucar, ADR ............................          69,020
     2,000   Brasil Telecom
               Participacoes S.A., ADR ...................          61,320
     5,100   Companhia de Bebidas
               das Americas, ADR .........................         126,480
    12,100   Companhia de Concessoes
               Rodoviarias ...............................         174,281
    15,300   Companhia Vale do Rio Doce, ADR * ...........         323,748
    35,200   Copel, ADR ..................................         126,016
     3,800   Embraer Aircraft Corp., ADR .................         100,852
     3,300   Grendene SA * ...............................          35,851
     5,800   Petroleo Brasileiro, S.A., ADR ..............         205,958
    12,100   Souza Cruz S.A. .............................         136,498
                                                            --------------
                                                                 1,360,024
                                                            --------------
             CHILE - 0.30%
     6,300   AFP Provida S.A., ADR .......................         155,673
                                                            --------------
             CHINA - 0.69%
     9,920   China Mobile HK, Ltd., ADR ..................         144,336
     2,260   CNOOC, Ltd., ADR ............................         117,068
   132,000   People's Food Holdings, Ltd. ................          92,033
                                                            --------------
                                                                   353,437
                                                            --------------
             CROATIA - 0.29%
     9,600   Pliva d.d., GDR (C) .........................         147,397
                                                            --------------
             CZECH REPUBLIC - 0.17%
     6,800   Cesky Telecom A.S. ..........................          89,167
                                                            --------------
             EGYPT - 0.91%
    27,305   Commercial International
               Bank of Egypt, GDR (C) ....................         131,883
    17,200   Commercial International
               Bank of Egypt .............................          95,884
    14,600   Orascom Construction Industries..............         169,083
     2,000   Orascom Telecom Holding S.A.E. * ............          69,342
                                                            --------------
                                                                   466,192
                                                            --------------
             FINLAND - 3.57%
     4,400   Amer Group, Ltd. ............................         211,464
    62,500   Nokia Oyj ...................................         963,270
     9,000   Sampo Oyj ...................................         107,160
    25,300   Stora Enso Oyj ..............................         360,905
     3,100   TietoEnator Oyj .............................          86,941
     4,400   Vaisala Oyj .................................         107,134
                                                            --------------
                                                                 1,836,874
                                                            --------------
             FRANCE - 6.68%
     3,800   Carbone Lorraine S.A. * .....................         162,331
     9,900   Carrefour S.A. ..............................         433,262
    22,627   Credit Agricole S.A. ........................         662,567
     4,400   Euronext N.V. ...............................         127,327
     4,300   Lagardere S.C.A. ............................         276,823
     4,300   Neopost S.A. ................................         298,201
     9,145   Sanofi-Aventis ..............................         668,006
     3,900   Total S.A., Series B ........................         810,390
                                                            --------------
                                                                 3,438,907
                                                            --------------
             GERMANY - 7.41%
     7,800   BASF AG .....................................         486,234
    38,000   Deutsche Telekom AG * .......................         727,605
     7,400   E. On AG ....................................         601,670
     2,000   Fielmann AG .................................         125,287
    10,300   MG Technologies AG * ........................         121,851
       920   PUMA AG .....................................         230,224
     5,500   Schering AG .................................         353,304
     6,200   Siemens AG ..................................         461,184
     4,511   Techem AG * .................................         144,398
    12,700   Volkswagen AG ...............................         563,734
                                                            --------------
                                                                 3,815,491
                                                            --------------
             GREECE - 0.34%
     8,590   OPAP S.A. ...................................         174,770
                                                            --------------
             HONG KONG - 1.37%
    49,100   Esprit Asia Holdings, Ltd. ..................         262,422
   116,000   Hutchison Telecommunications
               International, Ltd. * .....................          79,733
   281,000   Pacific Basin Shipping, Ltd. * ..............         131,772
   254,000   Texwinca Holdings, Ltd. .....................         230,064
                                                            --------------
                                                                   703,991
                                                            --------------
             HUNGARY - 0.50%
     1,280   Gedeon Richter Rt. ..........................         150,652
     1,900   MOL Magyar Olaj-es Gazipari Rt. .............         106,221
                                                            --------------
                                                                   256,873
                                                            --------------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
48

--------------------------------------------------------------------------
  INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------

Shares                                                      Value (Note 2)
------                                                      --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------
             INDIA - 1.76%
     7,200   Hero Honda Motors, Ltd. .....................  $       67,258
     5,650   Hindalco Industries, Ltd. ...................         147,995
    34,800   Hindustan Lever, Ltd. .......................          95,754
    17,600   Reliance Industries, Ltd. ...................         205,534
    22,200   Satyam Computer Services, Ltd. ..............         183,228
    20,800   State Bank of India, Ltd. ...................         205,315
                                                            --------------
                                                                   905,084
                                                            --------------
             INDONESIA - 0.95%
   419,500   HM Sampoerna Tbk PT .........................         276,609
    11,200   Telekomunikasi Indonesia
               Tbk PT, ADR ...............................         213,584
                                                            --------------
                                                                   490,193
                                                            --------------
             IRELAND - 3.00%
    14,316   Allied Irish Banks PLC ......................         278,781
    11,265   Anglo Irish Bank Corp. PLC ..................         213,973
    31,900   Bank of Ireland .............................         437,161
    12,587   CRH PLC .....................................         300,058
    10,100   DCC PLC .....................................         204,567
    12,200   Grafton Group PLC * .........................         110,890
                                                            --------------
                                                                 1,545,430
                                                            --------------
             ISRAEL - 0.22%
    42,000   Bank Hapoalim, Ltd. .........................         114,047
                                                            --------------
             ITALY - 2.47%
     2,500   Davide Campari-Milano SpA ...................         141,662
    33,000   Enel SpA ....................................         298,265
    29,600   Eni SpA .....................................         671,667
    64,600   Terna SpA ...................................         157,292
                                                            --------------
                                                                 1,268,886
                                                            --------------
             JAPAN - 12.54%
     3,700   ACOM Co., Ltd. ..............................         232,079
     1,300   Aiful Corp. .................................         129,730
     4,200   Credit Saison Co., Ltd. .....................         134,295
     5,000   Daito Trust Construction Co., Ltd. ..........         211,281
        48   East Japan Railway Co. ......................         252,179
     7,400   Fanuc, Ltd. .................................         446,708
     9,000   Hisamitsu Pharmaceutical Co., Inc. ..........         165,450
     7,000   JSR Corp. ...................................         127,297
     9,700   Leopalace21 Corp. ...........................         177,129
    34,000   Mitsubishi Estate Co., Ltd. .................         358,857
     4,600   NEC Electronics Corp. .......................         224,750
    50,900   Nissan Motor Co., Ltd. ......................         573,717
    43,000   Nomura Holdings, Inc. .......................         527,259
       193   NTT DoCoMo, Inc. ............................         340,417
     3,900   Rinnai Corp. ................................         106,126
    19,000   Sanyo Shokai, Ltd. ..........................         110,753
     3,000   Secom Techno Service Co., Ltd. ..............         106,112
     3,000   Sega Sammy Holdings, Inc. * .................         139,219
    11,400   Shin-Etsu Chemical Co., Ltd. ................         433,333
    44,000   Sumitomo Trust & Banking Co., Ltd. ..........         256,480
    23,000   Suruga Bank, Ltd. ...........................         176,806
     5,600   Takeda Pharmaceutical Co., Ltd. .............         270,440
   115,000   Tokyo Gas Co., Ltd. .........................         428,457
     9,000   Uniden Corp. ................................         194,822
     2,100   USS Co., Ltd. ...............................         169,751
     2,800   Yamada Denki Co., Ltd. ......................          99,302
        40   Yoshinoya D&C Co., Ltd. .....................          63,384
                                                            --------------
                                                                 6,456,133
                                                            --------------
             MEXICO - 1.61%
    46,800   America Telecom, S.A.
               de C.V., Series A * .......................         113,573
     2,170   Fomento Economico Mexicano S.A.
               de C.V., ADR ..............................          95,697
     2,500   Grupo Televisa, S.A. de C.V., ADR ...........         137,500
    26,900   Kimberly-Clark de Mexico, S.A.
               de C.V., Class A ..........................          80,527
     8,600   Telefonos de Mexico S.A.
               de C.V., ADR ..............................         294,464
    28,200   Urbi Desarrollos Urbanos S.A.
               de C.V. * .................................         105,096
                                                            --------------
                                                                   826,857
                                                            --------------
             NETHERLANDS - 5.73%
     4,440   Boskalis Westminster N.V. ...................         119,428
     1,100   Efes Breweries International
               N.V., GDR (C)(L) * ........................          25,575
     2,848   Fugro N.V. ..................................         221,105
     8,221   Heineken N.V. ...............................         258,230
     6,073   Hunter Douglas N.V. .........................         287,223
     1,482   IHC Caland N.V. .............................          84,809
     4,900   Imtech N.V. .................................         131,677
    21,663   Philips Electronics N.V. ....................         512,277
    19,600   Royal Dutch Petroleum Co. ...................       1,064,157
     5,300   Telegraaf Holdings MIJ N.V. .................         120,602
     6,078   United Services Group N.V. ..................         124,901
                                                            --------------
                                                                 2,949,984
                                                            --------------
             NORWAY - 1.49%
    35,900   Den Norske Bank ASA .........................         303,238
     6,300   Ekornes ASA .................................         143,137
    22,200   Statoil ASA .................................         320,343
                                                            --------------
                                                                   766,718
                                                            --------------
             PERU - 0.20%
     7,000   Credicorp, Ltd. .............................         100,800
                                                            --------------
             PHILIPPINES - 0.19%
     4,000   Philippine Long Distance
               Telephone Co., ADR * ......................         100,400
                                                            --------------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------
  INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------

Shares                                                      Value (Note 2)
------                                                      --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------
             RUSSIA - 0.37%
       955   LUKOIL, ADR .................................  $      118,840
     4,900   Wimm-Bill-Dann Foods OJSC, ADR * ............          72,324
                                                            --------------
                                                                   191,164
                                                            --------------
             SINGAPORE - 0.69%
    43,000   Overseas Chinese Banking
               Corp., Ltd. ...............................         356,664
                                                            --------------
             SOUTH AFRICA - 2.92%
     4,300   Edgars Consolidated Stores, Ltd. ............         149,931
     3,800   Harmony Gold Mining Co., Ltd., ADR ..........          44,840
     2,850   Impala Platinum Holdings, Ltd. ..............         229,022
    24,300   Kumba Resources, Ltd. .......................         168,269
    97,900   Old Mutual PLC ..............................         206,997
    59,100   Sanlam, Ltd. ................................         103,804
    14,900   Sappi, Ltd. .................................         213,637
     9,500   Sasol, Ltd. .................................         188,065
   115,596   Steinhoff International
               Holdings, Ltd. ............................         200,963
                                                            --------------
                                                                 1,505,528
                                                            --------------
             SOUTH KOREA - 4.89%
     5,700   Daewoo Shipbuilding & Marine
               Engineering Co., Ltd., GDR (C) ............         156,750
     1,150   Hite Brewery Co., Ltd. ......................          83,543
     2,700   Hyundai Motor Co. ...........................         130,843
     9,686   Kookmin Bank * ..............................         323,299
    10,540   KT Corp., ADR ...............................         194,569
       400   KT Corp. ....................................          12,994
     3,200   LG Chem, Ltd. ...............................         119,661
     1,500   LG Electronics, Inc. ........................          84,605
     4,400   LG Household & Health Care, Ltd. ............         113,092
     7,400   LG.Philips LCD Co., Ltd., ADR * .............         100,270
       740   POSCO .......................................         110,620
     2,400   POSCO, ADR ..................................          89,736
     2,619   Samsung Electronics Co.,
               Ltd., GDR (C) .............................         513,324
     2,074   Samsung Fire & Marine
               Insurance Co., Ltd. .......................         123,274
     1,120   Samsung SDI Co., Ltd. .......................         100,955
       870   SK Telecom Co., Ltd. ........................         136,265
     6,139   SK Telecom Co., Ltd., ADR ...................         121,123
                                                            --------------
                                                                 2,514,923
                                                            --------------
             SPAIN - 2.07%
    13,400   Abengoa, S.A. ...............................         124,359
     4,200   Aldeasa, S.A. ...............................         139,208
     8,700   Altadis, S.A. ...............................         319,081
     9,100   Corporacion Mapfre S.A. .....................         114,847
    13,200   Indra Sistemas, S.A. ........................         195,534
    10,100   Prosegur, CIA de Seguridad S.A. .............         173,819
                                                            --------------
                                                                 1,066,848
                                                            --------------
             SWEDEN - 1.41%
     9,200   Alfa Laval AB ...............................         128,957
    11,260   Elekta AB * .................................         299,801
    10,300   Getinge AB ..................................         114,993
    16,400   Swedish Match AB ............................         180,785
                                                            --------------
                                                                   724,536
                                                            --------------
             SWITZERLAND - 3.07%
     9,700   Compagnie Financiere
               Richemont AG, Class A .....................         274,773
    18,170   Credit Suisse Group * .......................         620,827
       320   Edipresse S.A. ..............................         157,530
       100   Geberit AG ..................................          65,081
     7,500   Swiss Reinsurance Co. .......................         459,950
                                                            --------------
                                                                 1,578,161
                                                            --------------
             TAIWAN - 1.74%
    64,624   Advantech Co., Ltd. .........................         138,321
    98,122   Chinatrust Financial Holding
               Co., Ltd. .................................         111,913
    11,093   Compal Electronics, Inc., GDR ...............          50,142
    35,738   Compal Electronics, Inc. ....................          32,095
   139,000   Fubon Group Co., Ltd. .......................         131,073
    51,197   Hon Hai Precision Industry Co., Ltd. ........         188,511
   186,000   Taiwan Semiconductor
               Manufacturing Co., Ltd. ...................         243,880
                                                            --------------
                                                                   895,935
                                                            --------------
             THAILAND - 0.19%
    62,300   Delta Electronics (Thailand) Public
               Co., Ltd. .................................          25,503
   114,100   Thai Union Frozen Products Public
               Co., Ltd. - Foreign .......................          74,371
                                                            --------------
                                                                    99,874
                                                            --------------
             TURKEY - 0.26%
29,250,125   Akbank T.A.S. ...............................         131,918
                                                            --------------
             UNITED KINGDOM - 20.35%
    62,500   Barclays PLC ................................         610,004
    44,800   BP PLC ......................................         433,553
    76,800   BRiT Insurance Holdings PLC .................         100,389
    13,100   Bunzl PLC ...................................          99,197
    33,300   Cadbury Schweppes PLC .......................         276,442
     9,400   Carpetright PLC .............................         187,973
    21,900   Cattles PLC .................................         143,033
   191,500   Cookson Group PLC * .........................         112,424
    44,700   Diageo PLC ..................................         597,418
    11,300   Emap PLC ....................................         162,946
    11,300   Enterprise Inns PLC .........................         128,325

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
50

--------------------------------------------------------------------------
  INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------

Shares                                                      Value (Note 2)
------                                                      --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------
             UNITED KINGDOM (CONTINUED)
    46,000   GlaxoSmithKline PLC .........................  $      967,972
    22,300   Halfords Group PLC * ........................         116,598
    62,030   HSBC Holdings PLC ...........................       1,000,873
    15,300   Imperial Tobacco Group PLC ..................         357,043
    17,300   Intertek Group PLC ..........................         218,361
    47,960   Kesa Electricals PLC ........................         239,326
    55,200   Kidde PLC ...................................         170,133
     7,273   Man Group PLC ...............................         174,394
    12,783   Marks and Spencer Group PLC .................          84,192
    17,700   Northgate PLC ...............................         242,244
    51,600   Prudential PLC ..............................         379,135
    96,831   Regus Group PLC * ...........................         139,452
   103,400   Rentokil Initial PLC ........................         294,031
     9,800   Rio Tinto PLC ...............................         256,022
    26,900   Royal Bank of Scotland Group PLC ............         792,079
    10,500   Signet Group PLC, ADR .......................         202,755
    10,100   Smiths Group PLC ............................         138,137
    14,100   Trinity Mirror PLC ..........................         166,848
    33,000   Unilever PLC ................................         277,887
   439,900   Vodafone Group PLC ..........................       1,125,821
    18,200   William Hill PLC ............................         163,276
    18,400   Wimpey George PLC ...........................         118,148
                                                            --------------
                                                                10,476,431
                                                            --------------
             VENEZUELA - 0.32%
     7,234   Compania Anonima Nacional Telefonos
               de Venezuela, ADR .........................         166,382
                                                            --------------
             TOTAL COMMON STOCKS
               (Cost $38,288,756) ........................      48,746,585

PREFERRED STOCKS - 1.42%
--------------------------------------------------------------------------
             BRAZIL - 1.15%
   454,100   Caemi Mineracao e
               Metalurgica S.A. * ........................         272,126
     8,000   Telemar Norte Leste S.A. ....................         147,244
    11,400   Usinas Siderurgicas de Minas
               Gerais S.A. ...............................         171,909
                                                            --------------
                                                                   591,279
                                                            --------------
             GERMANY - 0.27%
       220   Porsche AG ..................................         139,936
                                                            --------------

             TOTAL PREFERRED STOCKS
             (Cost $414,877) .............................         731,215

WARRANTS AND RIGHTS - 0.03%
--------------------------------------------------------------------------
             JAPAN - 0.00%
       240   Belluna Co., Ltd. (L) * .....................               0
                                                            --------------
             UNITED KINGDOM - 0.03%
     8,600   Prudential PLC * ............................          14,515
                                                            --------------
             TOTAL WARRANTS AND RIGHTS
             (Cost $227) .................................          14,515

Par Value
---------

CERTIFICATE OF DEPOSIT - 3.03%
--------------------------------------------------------------------------
$1,557,012   State Street Eurodollar
                0.800%, due 11/01/04 .....................       1,557,012
                                                            --------------
             TOTAL CERTIFICATE OF DEPOSIT
               (Cost $1,557,012) .........................       1,557,012

TOTAL INVESTMENTS - 99.18%
--------------------------------------------------------------------------
               (Cost $40,260,872**) ......................      51,049,327

NET OTHER ASSETS AND LIABILITIES - 0.82%
--------------------------------------------------------------------------
                                                                   424,473

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------
                                                            $   51,473,800

  * Non-income producing.
 ** Aggregate cost for Federal tax purposes was $40,433,590.
(C) Security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other 'qualified institutional investors. 'The securities have been determined to be liquid under guidelines established by the Board of Trustees.
(L) Security valued at fair value using methods determined in good faith by and under the general supervision of the Board of Trustees (see note 2).
ADR American Depository Receipt.
GDR German Depository Receipt.
PLC Public Limited Company.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

OTHER INFORMATION:
INDUSTRY CONCENTRATION AS A
PERCENTAGE OF NET ASSETS

                                            % OF NET ASSETS
                                            ---------------
Banks ....................................            13.8%
Oil & Gas ................................             8.8%
Telecommunications........................             6.7%
Drugs & Health Care.......................             6.1%
Communication Services ...................             5.3%
Food & Beverages .........................             4.1%
Retail ...................................             4.1%
Financial Services .......................             3.9%
Net Other Assets less Liabilities.........             3.8%
Mining....................................             3.5%
Insurance.................................             3.1%
Automobiles...............................             2.9%
Electronics...............................             2.5%
Tobacco ..................................             2.5%
Chemicals ................................             2.4%
Household Appliances & Home Furnishings ..             2.4%
Electric Utilities........................             2.3%
Business Services.........................             2.0%
Computers & Business Equipment............             1.9%
Manufacturing.............................             1.9%
Construction & Mining Equipment...........             1.5%
Real Estate...............................             1.5%
Industrial Machinery .....................             1.3%
Apparel & Textiles .......................             1.2%
Conglomerates.............................             1.1%
Leisure Time .............................             1.1%
Railroads & Equipment ....................             1.0%
Building Construction.....................             0.9%
Publishing................................             0.9%
Computer Software/Services................             0.7%
Forest Products ..........................             0.7%
Paper ....................................             0.6%
Turnpikes & Toll Roads ...................             0.4%
Commercial/Consumer Services..............             0.3%
Electrical Equipment .....................             0.3%
Hotels & Restaurants......................             0.3%
Shipbuilding .............................             0.3%
Toys & Amusements ........................             0.3%
Transportation............................             0.3%
Aerospace.................................             0.2%
Auto Parts ...............................             0.3%
Construction Materials ...................             0.2%
Cosmetics & Toiletries....................             0.2%
Household Products .......................             0.2%
Retail-Specialty .........................             0.2%
School ...................................             0.1%
Diversified ..............................             0.0%*
                                                     -----
                                                     100.0%
                                                     -----

* Rounds to 0.0%.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
52

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     This page is left blank intentionally.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  STATEMENTS OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2004
--------------------------------------------------------------------------------

                                                          CASH RESERVES               BOND        HIGH INCOME
                                                                   FUND               FUND               FUND
=============================================================================================================
ASSETS:
Investments:
   Investments at cost                                      $ 20,376,453     $ 137,209,108      $  78,871,586
   Net unrealized appreciation                                        --         2,972,814          3,167,228
                                                            -------------------------------------------------
     Total investments at value                               20,376,453       140,181,922         82,038,814
   Cash                                                               --                --                110
   Foreign currency (Cost $286,449)                                   --                --                 --
Receivables:
   Investments sold                                                   --                --            312,475
   Fund shares sold                                                6,280            63,113             74,381
   Dividends and interest                                         16,340         1,189,254          1,365,711
Unrealized appreciation on forward foreign
   currency exchange contracts                                        --                --              1,984
Prepaid insurance and registration fees                              658             4,302              2,016
Other assets                                                      16,106            14,284             20,347
                                                            -------------------------------------------------
   Total Assets                                               20,415,837       141,452,875         83,815,838
                                                            -------------------------------------------------
LIABILITIES:
Payable to custodian-foreign currency (Cost $41,913)                  --                --              1,982
Unrealized depreciation on forward foreign currency
   contracts                                                          --                --             47,848
Payables:
   Investments purchased                                              --         1,360,169            603,863
   Fund shares repurchased                                        44,832           176,764             64,829
   Due to Advisor, net                                             5,577            46,707             30,914
   Upon return of securities loaned                                   --        24,582,491         15,403,431
   Administration and transfer agent fees                          4,440            23,111              7,076
   Distribution fees - Class B                                     5,393            35,048             14,760
   Shareholder servicing fees                                         --            24,311             14,108
Accrued expenses and other payables                                7,573            34,783            141,217
                                                            -------------------------------------------------
   Total Liabilities                                              67,815        26,283,384         16,330,028
                                                            -------------------------------------------------
NET ASSETS                                                  $ 20,348,022     $ 115,169,491      $  67,485,810
                                                            =================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                          $ 20,345,884     $ 113,111,475      $  69,857,908
   Accumulated undistributed
     net investment income (loss)                                  2,138            37,296             37,025
   Accumulated net realized gain (loss) on investments
     sold and foreign currency related transactions                   --          (952,094)        (5,532,005)
   Net unrealized appreciation of investments
     (including appreciation (depreciation) of foreign
     currency related transactions)                                   --         2,972,814          3,122,882
                                                            -------------------------------------------------
NET ASSETS                                                  $ 20,348,022     $ 115,169,491      $  67,485,810
                                                            =================================================
CLASS A SHARES:
   Net Assets                                               $ 11,916,444     $  59,900,136      $  44,136,471
   Shares of beneficial interest outstanding                  11,937,617         5,891,691          5,839,125
   NET ASSET VALUE and redemption price per share(2)        $       1.00     $       10.17      $        7.56
   Sales charge of offering price(1)                                0.06              0.51               0.38
                                                            -------------------------------------------------
   Maximum offering price per share                         $       1.06     $       10.68      $        7.94
                                                            =================================================
CLASS B SHARES:
   Net Assets                                               $  8,431,578     $  55,269,355      $  23,349,339
   Shares of beneficial interest outstanding                   8,446,046         5,434,717          3,079,340
   NET ASSET VALUE offering and redemption price
     per share(2)                                           $       1.00     $       10.17      $        7.58
                                                            =================================================

(1) Sales charge of offering price is 5.75% for the Cash Reserves, Balanced, Growth and Income, Capital Appreciation, Mid-Cap, Multi-Cap Growth, and International Stock Funds; and 4.75% for the Bond and High Income Funds.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
54

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     BALANCED           GROWTH AND       CAPITAL APP.             MID-CAP           MULTI-CAP       INTERNATIONAL
         FUND          INCOME FUND               FUND                FUND         GROWTH FUND          STOCK FUND
=================================================================================================================
$ 208,657,013        $ 159,636,526      $ 128,116,108       $  54,677,563       $  35,329,365       $  40,260,872
   12,147,467            9,755,534         11,330,771           8,902,353           5,110,843          10,788,455
-----------------------------------------------------------------------------------------------------------------
  220,804,480          169,392,060        139,446,879          63,579,916          40,440,208          51,049,327
           --                   --                 --                  --                  --                  --
           --                   --                 --                  --                  --             289,410

       49,307               34,805             52,208             128,997             445,337             213,267
       57,313               36,052             18,576               7,250              55,834              23,501
      895,150              277,972            159,458             191,288              14,664             110,629

           --                   --                 --                  --                  --                  --
        6,443                5,261              4,340               1,836               1,145               1,498
       15,634               16,085             16,101               7,692               8,183              16,960
-----------------------------------------------------------------------------------------------------------------
  221,828,327          169,762,235        139,697,562          63,916,979          40,965,371          51,704,592
-----------------------------------------------------------------------------------------------------------------

           --                   --                 --                  --                  --                  --
           --                   --                 --                  --                  --                  --

      885,433                   --                 --             215,901           1,046,552             143,591
      365,600              204,496            146,980             133,034              33,225              10,920
      111,961               75,942             83,938              46,848              19,113              36,625
   15,610,165                   --          2,113,262           3,267,745             905,553                  --
       32,259               36,027             43,527              12,189              10,532               8,696
       67,033               53,008             40,355              12,652               8,178               4,744
       46,597               35,605             28,853              12,628               8,034              10,722
       25,015               19,966             22,611               8,922               7,126              15,494
-----------------------------------------------------------------------------------------------------------------
   17,144,063              425,044          2,479,526           3,709,919           2,038,313             230,792
-----------------------------------------------------------------------------------------------------------------
$ 204,684,264        $ 169,337,191      $ 137,218,036       $  60,207,060       $  38,927,058       $  51,473,800
=================================================================================================================

$ 205,165,811        $ 184,806,759      $ 156,145,776       $  51,053,929       $  55,289,344       $  48,960,189

       (3,578)           1,065,998                 --             265,422                  --             259,120

  (12,625,436)         (26,291,100)       (30,258,511)            (14,688)        (21,473,135)         (8,540,068)

   12,147,467            9,755,534         11,330,771           8,902,397           5,110,849          10,794,559
-----------------------------------------------------------------------------------------------------------------
$ 204,684,264        $ 169,337,191      $ 137,218,036       $  60,207,060       $  38,927,058       $  51,473,800
=================================================================================================================

$  98,899,928        $  85,855,254      $  73,673,677       $  40,102,672       $  25,897,517       $  43,915,120
    8,377,358            7,043,518          5,723,610           3,223,123           5,359,338           4,158,860
$       11.81        $       12.19      $       12.87       $       12.44       $        4.83       $       10.56
         0.72                 0.74               0.79                0.76                0.29                0.64
-----------------------------------------------------------------------------------------------------------------
$       12.53        $       12.93      $       13.66       $       13.20       $        5.12       $       11.20
=================================================================================================================

$ 105,784,336        $  83,481,937      $  63,544,359       $  20,104,388       $  13,029,541       $   7,558,680
    8,952,398            6,969,175          5,178,645           1,663,215           2,792,239             725,999

$       11.82        $       11.98      $       12.27       $       12.09       $        4.67       $       10.41
=================================================================================================================

(2) Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge and/or redemption fee.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  STATEMENTS OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2004
--------------------------------------------------------------------------------

                                                        CASH RESERVES               BOND        HIGH INCOME
                                                                 FUND               FUND               FUND
===========================================================================================================
INVESTMENT INCOME:
   Interest                                                 $  266,292      $  6,258,397       $  5,116,765
   Dividends                                                        --                --             21,709
      Less: Foreign taxes withheld                                  --                --               (989)
   Securities lending income                                        --            32,066             28,370
                                                            -----------------------------------------------
      Total investment income                                  266,292         6,290,463          5,165,855
                                                            -----------------------------------------------

EXPENSES:
Management fees                                                 87,223           681,740            338,945
Administration and transfer agent fees                          36,787           230,591            114,634
Registration expenses                                           20,567            24,836             21,034
Custodian and accounting fees                                   14,169            39,354             57,060
Professional fees                                                6,483            14,750             11,559
Reports to shareholder expense                                   5,977            10,965              5,277
Trustees' fees                                                   2,424            14,621              6,331
Distribution fees - Class B                                     72,371           443,220            173,429
Shareholder servicing fees - Class A                                --           193,130             96,259
Shareholder servicing fees - Class B                                --           147,740             57,810
Other expenses                                                   5,204            19,768              4,871
                                                            -----------------------------------------------
   Total expenses before reimbursement/waiver                  251,205         1,820,715            887,209
   Less reimbursement/waiver                                   (73,043)         (150,645)           (97,662)
                                                            -----------------------------------------------
   Total expenses net of reimbursement/waiver                  178,162         1,670,070            789,547
                                                            -----------------------------------------------

NET INVESTMENT INCOME (LOSS)                                    88,130         4,620,393          4,376,308
                                                            -----------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments (including
   net realized gain (loss) on foreign currency
   related transactions)                                           908          (289,786)           245,439
Net change in unrealized appreciation (depreciation)
   on investments (including net unrealized
   appreciation (depreciation) on foreign currency
   related transactions)                                            --           949,728          1,500,379
                                                            -----------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                    908           659,942          1,745,818
                                                            -----------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                  $   89,038      $  5,280,335       $  6,122,126
                                                            ===============================================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
56

    BALANCED       GROWTH AND      CAPITAL APP.          MID-CAP         MULTI-CAP     INTERNATIONAL
        FUND      INCOME FUND              FUND             FUND       GROWTH FUND        STOCK FUND
====================================================================================================
$  3,689,125     $     84,664      $     62,730      $    22,433       $    13,845       $     9,769
   2,239,263        3,650,603         1,751,363        1,181,803           172,458         1,212,840
     (12,156)         (17,730)               --             (289)           (2,295)         (131,691)
      18,782            1,367             1,775            5,647             1,500                --
----------------------------------------------------------------------------------------------------
   5,935,014        3,718,904         1,815,868        1,209,594           185,508         1,090,918
----------------------------------------------------------------------------------------------------

   1,290,552          900,945         1,062,750          530,143           250,749           484,408
     373,708          407,900           412,463          147,916           133,505            86,548
      20,411           25,182            14,998           20,883            20,632            19,560
      51,168           41,078            37,167           29,102            35,016           122,599
      18,473           16,752            13,692           10,620             7,800            11,224
      17,246           15,521            14,570            5,458             4,064             4,111
      20,263           16,590            14,584            5,683             3,198             4,546
     793,824          632,501           487,429          142,161            91,044            51,732
     231,758          198,686           191,774           92,125            53,235            98,092
     264,608          210,834           162,476           47,387            30,348            17,244
      27,067           23,586            26,514            7,599             3,021             4,567
----------------------------------------------------------------------------------------------------
   3,109,078        2,489,575         2,438,417        1,039,077           632,612           904,631
    (131,637)        (220,402)         (250,709)        (115,700)         (140,426)         (114,012)
----------------------------------------------------------------------------------------------------
   2,977,441        2,269,173         2,187,708          923,377           492,186           790,619
----------------------------------------------------------------------------------------------------

   2,957,573        1,449,731          (371,840)         286,217          (306,678)          300,299
----------------------------------------------------------------------------------------------------

    (150,478)         271,099         3,583,773        2,589,342           957,765         3,720,000

  10,811,839       14,930,904         7,521,371        2,989,970         1,550,481         3,942,753
----------------------------------------------------------------------------------------------------

  10,661,361       15,202,003        11,105,144        5,579,312         2,508,246         7,662,753
----------------------------------------------------------------------------------------------------

$ 13,618,934     $ 16,651,734      $ 10,733,304      $ 5,865,529       $ 2,201,568       $ 7,963,052
====================================================================================================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           CASH RESERVES FUND                      BOND FUND
                                                     -------------------------------    --------------------------------
FOR THE YEAR ENDED OCTOBER 31,                            2004              2003              2004              2003
========================================================================================================================
NET ASSETS at beginning of period                    $  26,306,927     $  34,123,598     $ 142,693,847     $ 123,586,409
                                                     -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)                             88,130           131,509         4,620,393         4,788,871
   Net realized gain (loss)                                    908             1,584          (289,786)          356,246
   Net change in unrealized appreciation
      (depreciation)                                            --                --           949,728        (1,197,091)
                                                     -------------------------------------------------------------------
   Net increase in net assets from operations               89,038           133,093         5,280,335         3,948,026
                                                     -------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Class A                                              (82,767)         (119,661)       (3,000,397)       (2,879,857)
      Class B                                               (6,271)          (13,432)       (1,851,451)       (2,109,246)
                                                     -------------------------------------------------------------------

TOTAL DISTRIBUTIONS                                        (89,038)         (133,093)       (4,851,848)       (4,989,103)

CAPITAL SHARE TRANSACTIONS:
   CLASS A SHARES
   Shares sold                                           5,818,594         6,650,455        19,152,211        34,514,506
   Issued to shareholders in reinvestment
      of distributions                                      80,983           116,802         2,301,902         2,334,521
   Shares redeemed                                      (8,219,510)       (9,018,299)      (39,928,294)      (21,156,808)
   Redemption Fees                                              --                --               954                --
                                                     -------------------------------------------------------------------
   Net increase (decrease) from capital
      share transactions                                (2,319,933)       (2,251,042)      (18,473,227)       15,692,219
                                                    --------------------------------------------------------------------
   CLASS B SHARES
   Shares sold                                           2,883,164         5,361,829         4,574,795        19,242,363
   Issued to shareholders in reinvestment
      of distributions                                       5,850            11,975         1,700,162         1,943,030
   Shares redeemed                                      (6,527,986)      (10,939,433)      (15,754,573)      (16,729,097)
                                                     -------------------------------------------------------------------
   Net increase (decrease) from capital
      share transactions                                (3,638,972)       (5,565,629)       (9,479,616)        4,456,296
                                                     -------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (5,958,905)       (7,816,671)      (27,524,356)       19,107,438
                                                     -------------------------------------------------------------------
NET ASSETS at end of period (includingline A)        $  20,348,022     $  26,306,927     $ 115,169,491     $ 142,693,847
                                                     ===================================================================
(A)Undistributed (distribution in excess of)
   net investment income                             $       2,138     $       2,133     $      37,296     $      37,300
                                                     ===================================================================
CAPITAL SHARE TRANSACTIONS:
   CLASS A SHARES
   Shares sold                                           5,818,594         6,650,455         1,893,967         3,371,187
   Issued to shareholders in reinvestment
      of distributions                                      80,893           116,802           228,022           228,188
   Shares redeemed                                      (8,219,510)       (9,018,299)       (3,955,230)       (2,072,910)
                                                     -------------------------------------------------------------------
   Net increase (decrease) from capital stock
      transactions                                      (2,319,933)       (2,251,042)       (1,833,241)        1,526,465
                                                     -------------------------------------------------------------------
   CLASS B SHARES
   Shares sold                                           2,883,164         5,361,829           452,070         1,878,376
   Issued to shareholders in reinvestment
      of distributions                                       5,851            11,975           168,339           189,937
   Shares redeemed                                      (6,527,986)      (10,939,433)       (1,561,244)       (1,638,293)
                                                     -------------------------------------------------------------------
   Net increase (decrease) from capital stock
      transactions                                      (3,638,971)       (5,565,629)         (940,835)          430,020
                                                     ===================================================================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
58

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     HIGH INCOME FUND                  BALANCED FUND                 GROWTH AND INCOME FUND
---------------------------   -------------------------------    ------------------------------
     2004           2003            2004              2003             2004             2003
===============================================================================================
$ 55,015,483   $ 33,615,728   $ 184,392,585     $ 161,291,500    $ 148,170,626    $ 126,224,262
-----------------------------------------------------------------------------------------------

   4,376,308      3,247,553       2,957,573         3,290,800        1,449,731        1,146,296
     245,439       (610,601)       (150,478)       (6,720,304)         271,099       (9,827,820)
   1,500,379      5,343,952      10,811,839        23,092,033       14,930,904       30,800,834
-----------------------------------------------------------------------------------------------
   6,122,126      7,980,904      13,618,934        19,662,529       16,651,734       22,119,310
-----------------------------------------------------------------------------------------------

  (2,905,696)    (1,953,581)     (1,810,120)       (1,810,597)        (804,489)        (472,121)
  (1,555,115)    (1,303,045)     (1,265,754)       (1,539,999)        (377,317)        (174,442)
-----------------------------------------------------------------------------------------------
  (4,460,811)    (3,256,626)     (3,075,874)       (3,350,596)      (1,181,806)        (646,563)

  14,199,310     14,165,543      21,954,494        18,447,908       18,849,548       17,771,499

   1,744,485      1,279,144       1,786,159         1,784,694          795,498          453,660
  (5,887,322)    (3,165,724)    (13,352,483)      (14,351,848)      (9,631,271)     (13,309,076)
         141             --              --                --               --               --
-----------------------------------------------------------------------------------------------
  10,056,614     12,278,963      10,388,170         5,880,754       10,013,775        4,916,083
-----------------------------------------------------------------------------------------------

   4,153,847      7,128,350      14,477,124        16,463,827        8,114,554        9,222,020

   1,235,860      1,024,743       1,234,785         1,506,439          368,285          172,432
  (4,637,309)    (3,756,579)    (16,351,460)      (17,061,868)     (12,799,977)     (13,836,918)
-----------------------------------------------------------------------------------------------

     752,398      4,396,514        (639,551)          908,398       (4,317,138)      (4,442,466)
-----------------------------------------------------------------------------------------------
  12,470,327     21,399,755      20,291,679        23,101,085       21,166,565       21,946,364
-----------------------------------------------------------------------------------------------
$ 67,485,810   $ 55,015,483   $ 204,684,264     $ 184,392,585    $ 169,337,191    $ 148,170,626
===============================================================================================

$     37,025   $    129,354   $      (3,578)    $      (3,596)   $   1,065,998    $     830,848
===============================================================================================

   1,907,202      2,010,041       1,895,246         1,768,275        1,600,186        1,787,581

     235,436        182,036         153,740           170,700           68,166           48,409
    (793,191)      (448,775)     (1,150,116)       (1,386,137)        (817,828)      (1,393,405)
-----------------------------------------------------------------------------------------------

   1,349,447      1,743,302         898,870           552,838          850,524          442,585
-----------------------------------------------------------------------------------------------

     556,498      1,010,973       1,243,866         1,533,952          699,774          944,572

     166,370        145,682         106,275           144,313           31,913           18,539
    (626,335)      (535,627)     (1,405,548)       (1,607,072)      (1,100,560)      (1,456,011)
-----------------------------------------------------------------------------------------------

      96,533        621,028         (55,407)           71,193         (368,873)        (492,900)
===============================================================================================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       CAPITAL APPRECIATION FUND                  MID-CAP FUND
                                                    -------------------------------     ------------------------------
FOR THE YEAR ENDED OCTOBER 31,                            2004              2003              2004             2003
======================================================================================================================
NET ASSETS at beginning of period                   $ 134,565,037    $  110,464,831     $  48,311,492    $  34,415,066
                                                    ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)                          (371,840)         (362,743)          286,217          (32,425)
   Net realized gain (loss)                             3,583,773       (13,902,776)        2,589,342         (810,008)
   Net change in unrealized appreciation                7,521,371        38,761,664         2,989,970       11,016,333
                                                    ------------------------------------------------------------------
   Net increase in net assets from operations          10,733,304        24,496,145         5,865,529       10,173,900
                                                    ------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Class A                                                  --                --                --               --
      Class B                                                  --                --                --               --
                                                    ------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                            --                --                --               --

CAPITAL SHARE TRANSACTIONS:
   CLASS A SHARES
   Shares sold                                         16,419,030        21,428,076         8,950,886        5,249,495
   Issued to shareholders in reinvestment
      of distributions                                         --                --                --               --
   Shares redeemed                                    (20,553,236)      (18,606,399)       (4,441,192)      (3,087,968)
   Redemption Fees                                             27                --               403               --
                                                    ------------------------------------------------------------------
   Net increase (decrease) from capital
      share transactions                               (4,134,179)        2,821,677         4,510,097        2,161,527
                                                    ------------------------------------------------------------------
   CLASS B SHARES
   Shares sold                                          5,818,057         7,443,998         3,918,338        3,617,100
   Issued to shareholders in reinvestment
      of distributions                                         --                --                --               --
   Shares redeemed                                     (9,764,183)      (10,661,614)       (2,398,396)      (2,056,101)
                                                    ------------------------------------------------------------------
   Net increase (decrease) from capital
      share transactions                               (3,946,126)       (3,217,616)        1,519,942        1,560,999
                                                    ------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                            2,652,999        24,100,206        11,895,568       13,896,426
                                                    ------------------------------------------------------------------
NET ASSETS at end of period (including line A)      $ 137,218,036     $ 134,565,037     $  60,207,060    $  48,311,492
                                                    ==================================================================
(A)Undistributed (distribution in excess of)
   net investment income                            $          --     $          --     $     265,422    $          --
                                                    ==================================================================
CAPITAL SHARE TRANSACTIONS:
   CLASS A SHARES
      Shares sold                                       1,310,831         2,090,566           750,450          548,389
      Issued to shareholders in reinvestment
         of distributions                                      --                --                --               --
      Shares redeemed                                  (1,623,309)       (1,854,922)         (368,375)        (329,777)
                                                    ------------------------------------------------------------------
      Net increase (decrease) from capital
         stock transactions                              (312,478)          235,644           382,075          218,612
                                                    ------------------------------------------------------------------
   CLASS B SHARES
      Shares sold                                         481,562           733,844           335,906          380,861
      Issued to shareholders in reinvestment
         of distributions                                      --                --                --               --
      Shares redeemed                                    (812,620)       (1,087,117)         (205,169)        (226,039)
                                                    ------------------------------------------------------------------
      Net increase (decrease) from capital
         stock transactions                              (331,058)         (353,273)          130,737          154,822
                                                    ==================================================================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
60

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     MULTI-CAP GROWTH FUND              INTERNATIONAL STOCK FUND
-------------------------------     --------------------------------
     2004               2003               2004              2003
====================================================================
$ 24,300,185       $ 13,965,505     $   39,470,149      $ 30,322,989
--------------------------------------------------------------------

    (306,678)          (125,701)           300,299           391,549
     957,765            458,015          3,720,000        (1,565,592)
   1,550,481          4,064,829          3,942,753         9,799,283
--------------------------------------------------------------------
   2,201,568          4,397,143          7,963,052         8,625,240
--------------------------------------------------------------------

          --                 --           (366,092)         (212,471)
          --                 --             (5,505)             (404)
--------------------------------------------------------------------
          --                 --           (371,597)         (212,875)

  12,600,469          5,641,381          4,742,731         1,435,692

          --                 --            355,467           206,495
  (2,485,116)        (1,789,330)        (1,321,126)         (911,371)
          --                 --                 46                --
--------------------------------------------------------------------

  10,115,353          3,852,051          3,777,118           730,816
--------------------------------------------------------------------

   4,230,494          3,219,398          1,690,657           897,473

          --                 --              5,362               393
  (1,920,542)        (1,133,912)        (1,060,941)         (893,887)
--------------------------------------------------------------------

   2,309,952          2,085,486            635,078             3,979
--------------------------------------------------------------------
  14,626,873         10,334,680         12,003,651         9,147,160
--------------------------------------------------------------------

$ 38,927,058       $ 24,300,185     $   51,473,800     $  39,470,149
====================================================================

$         --       $         --     $      259,120     $     339,139
====================================================================

   2,658,740          1,437,061            482,726           189,540

          --                 --             36,951            29,122
    (519,535)          (482,877)          (133,210)         (122,562)
--------------------------------------------------------------------

   2,139,205            954,184            386,467            96,100
--------------------------------------------------------------------
     920,954            845,667            172,705           119,456

          --                 --                562                56
    (417,791)          (323,851)          (108,257)         (125,194)
--------------------------------------------------------------------

     503,163            521,816             65,010            (5,682)
====================================================================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTERESTS OUTSTANDING
--------------------------------------------------------------------------------

                                                                                      CASH RESERVES FUND
                                                              -----------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,                                   2004          2003          2002          2001         2000
===============================================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                        $  1.00       $  1.00       $  1.00       $  1.00       $ 1.00
                                                              -----------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                      0.01          0.00(1)       0.01          0.04         0.06
                                                              -----------------------------------------------------------------
         Total from investment operations                        0.01          0.00          0.01          0.04         0.06
                                                              -----------------------------------------------------------------

   LESS DISTRIBUTIONS:
      Distributions from net investment income                  (0.01)        (0.00)(1)     (0.01)        (0.04)       (0.06)
                                                              -----------------------------------------------------------------
         Total distributions                                    (0.01)        (0.00)        (0.01)        (0.04)       (0.06)
                                                              -----------------------------------------------------------------
Net increase (decrease) in net asset value                         --            --            --            --           --
                                                              -----------------------------------------------------------------
NET ASSET VALUE at end of period                              $  1.00       $  1.00       $  1.00       $  1.00       $ 1.00
                                                              =================================================================

TOTAL RETURN(2)                                                  0.68%         0.75%         1.57%         4.50%        5.77%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                          $11,916       $14,236       $16,487       $11,508       $5,104
Ratios of expenses to average net assets
   Before reimbursement of expenses by Advisor                   0.82%         0.87%         0.99%         1.25%        2.07%
   After reimbursement of expenses by Advisor                    0.55%         0.55%         0.55%         0.55%        0.55%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor                    0.68%         0.75%         1.46%         3.96%        5.61%

CLASS B
-------
NET ASSET VALUE at beginning of period                        $  1.00       $  1.00       $  1.00       $  1.00       $ 1.00
                                                              -----------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                      0.00(1)       0.00(1)       0.01          0.04         0.05
                                                              -----------------------------------------------------------------
         Total from investment operations                        0.00          0.00          0.01          0.04         0.05
                                                              -----------------------------------------------------------------

   LESS DISTRIBUTIONS:
      Distributions from net investment income                     --         (0.00)(1)     (0.01)        (0.04)       (0.05)
                                                              -----------------------------------------------------------------
         Total distributions                                       --         (0.00)        (0.01)        (0.04)       (0.05)
                                                              -----------------------------------------------------------------
Net increase (decrease) in net asset value                       0.00         (0.00)           --            --           --
                                                              -----------------------------------------------------------------
NET ASSET VALUE at end of period                              $  1.00       $  1.00       $  1.00       $  1.00       $ 1.00
                                                              =================================================================

TOTAL RETURN(2)                                                  0.07%         0.08%         0.81%         3.72%        4.97%

RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                        $ 8,432       $12,071       $17,636       $ 9,571       $2,865
Ratios of expenses to average net assets
   Before reimbursement of expenses by Advisor                   1.57%         1.62%         1.74%         2.00%        2.82%
   After reimbursement of expenses by Advisor                    1.15%(3)      1.23%(3)      1.30%         1.30%        1.30%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor                    0.06%         0.08%         0.71%         3.21%        4.86%

(1) Amounts represent less than $0.005 per share.
(2) Total return without applicable sales charge.
(3) Amount includes fees waived by distributor (Note 3).

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
62

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTERESTS OUTSTANDING
--------------------------------------------------------------------------------

                                                                                           BOND FUND
                                                              -----------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,                                   2004          2003          2002          2001         2000
===============================================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                        $ 10.12       $ 10.17       $ 10.23       $  9.57      $  9.74
                                                              -----------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                      0.37          0.40          0.47          0.55         0.63
      Net realized and unrealized gain (loss)
         on investments                                          0.07         (0.05)        (0.06)(2)      0.67        (0.17)
                                                              -----------------------------------------------------------------
         Total from investment operations                        0.44          0.35          0.41          1.22         0.46
                                                              -----------------------------------------------------------------

   LESS DISTRIBUTIONS:
      Distributions from net investment income                  (0.39)        (0.40)        (0.47)        (0.56)       (0.63)
                                                              -----------------------------------------------------------------
         Total distributions                                    (0.39)        (0.40)        (0.47)        (0.56)       (0.63)
                                                              -----------------------------------------------------------------
Net increase (decrease) in net asset value                       0.05         (0.05)        (0.06)         0.66        (0.17)
                                                              -----------------------------------------------------------------
NET ASSET VALUE at end of period                              $ 10.17       $ 10.12       $ 10.17       $ 10.23      $  9.57
                                                              =================================================================

TOTAL RETURN(1)                                                  4.46%         3.51%         4.21%        13.07%        4.89%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                          $59,900       $78,165       $63,069       $28,813      $13,279
Ratios of expenses to average net assets
   Before reimbursement of expenses by Advisor                   1.01%         1.10%         1.17%         1.28%        1.66%
   After reimbursement of expenses by Advisor                    0.90%         0.90%         0.90%         0.90%        0.90%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor                    3.73%         3.94%         4.62%         5.53%        6.52%
Portfolio Turnover                                                 81%           75%           90%          109%         366%

CLASS B
-------
NET ASSET VALUE at beginning of period                        $ 10.12       $ 10.18       $ 10.24       $  9.58      $  9.75
                                                              -----------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                      0.30          0.33          0.39          0.48         0.55
      Net realized and unrealized gain (loss)
         on investments                                          0.07         (0.06)        (0.05)(2)      0.66        (0.17)
                                                              -----------------------------------------------------------------
         Total from investment operations                        0.37          0.27          0.34          1.14         0.38
                                                              -----------------------------------------------------------------

   LESS DISTRIBUTIONS:
      Distributions from net investment income                  (0.32)        (0.33)        (0.40)        (0.48)       (0.55)
                                                              -----------------------------------------------------------------
         Total distributions                                    (0.32)        (0.33)        (0.40)        (0.48)       (0.55)
                                                              -----------------------------------------------------------------
Net increase (decrease) in net asset value                       0.05         (0.06)        (0.06)         0.66        (0.17)
                                                              -----------------------------------------------------------------
NET ASSET VALUE at end of period                              $ 10.17       $ 10.12       $ 10.18       $ 10.24      $  9.58
                                                              =================================================================

TOTAL RETURN(1)                                                  3.68%         2.64%         3.44%        12.23%        4.10%

RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                        $55,269       $64,529       $60,517       $31,119      $10,982
Ratios of expenses to average net assets
   Before reimbursement of expenses by Advisor                   1.76%         1.85%         1.92%         2.03%        2.41%
   After reimbursement of expenses by Advisor                    1.65%         1.65%         1.65%         1.65%        1.65%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor                    2.95%         3.19%         3.87%         4.78%        5.77%
Portfolio Turnover                                                 81%           75%           90%          109%         366%

(1) Total return without applicable sales charge.
(2) The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTERESTS OUTSTANDING
--------------------------------------------------------------------------------

                                                                                       HIGH INCOME FUND
                                                              -----------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,                                   2004          2003          2002          2001         2000
===============================================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                        $  7.36       $  6.57       $  7.13       $  8.02      $  8.88
                                                              -----------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                      0.55          0.54          0.58          0.74         0.81
      Net realized and unrealized gain (loss)
         on investments                                          0.21          0.80         (0.55)        (0.88)       (0.86)
                                                              -----------------------------------------------------------------
         Total from investment operations                        0.76          1.34          0.03         (0.14)       (0.05)
                                                              -----------------------------------------------------------------

   LESS DISTRIBUTIONS:
      Distributions from net investment income                  (0.56)        (0.55)        (0.59)        (0.75)       (0.81)
                                                              -----------------------------------------------------------------
         Total distributions                                    (0.56)        (0.55)        (0.59)        (0.75)       (0.81)
                                                              -----------------------------------------------------------------
Net increase (decrease) in net asset value                       0.20          0.79         (0.56)        (0.89)       (0.86)
                                                              -----------------------------------------------------------------
NET ASSET VALUE at end of period                              $  7.56       $  7.36       $  6.57       $  7.13      $  8.02
                                                              =================================================================

TOTAL RETURN(1)                                                 10.73%        21.09%         0.33%        (1.94)%      (0.81)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                        $44,137       $33,024       $18,055       $10,939      $ 8,394
Ratios of expenses to average net assets
   Before reimbursement of expenses by Advisor                   1.16%         1.38%         1.59%         1.68%        1.62%
   After reimbursement of expenses by Advisor                    1.00%         1.00%         1.00%         1.00%        1.00%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor                    7.37%         7.73%         8.55%         9.75%        9.40%
Portfolio Turnover                                                 60%           58%           47%           38%          41%

CLASS B
-------
NET ASSET VALUE at beginning of period                        $  7.37       $  6.59       $  7.14       $  8.04      $  8.90
                                                              -----------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                      0.49          0.49          0.54          0.69         0.75
      Net realized and unrealized gain (loss)
         on investments                                          0.22          0.78         (0.55)        (0.89)       (0.86)
                                                              -----------------------------------------------------------------
         Total from investment operations                        0.71          1.27         (0.01)        (0.20)       (0.11)
                                                              -----------------------------------------------------------------

   LESS DISTRIBUTIONS:
      Distributions from net investment income                  (0.50)        (0.49)        (0.54)        (0.70)       (0.75)
                                                              -----------------------------------------------------------------
         Total distributions                                    (0.50)        (0.49)        (0.54)        (0.70)       (0.75)
                                                              -----------------------------------------------------------------
Net increase (decrease) in net asset value                       0.21          0.78         (0.55)        (0.90)       (0.86)
                                                              -----------------------------------------------------------------
NET ASSET VALUE at end of period                              $  7.58       $  7.37       $  6.59       $  7.14      $  8.04
                                                              =================================================================

TOTAL RETURN(1)                                                 10.02%        19.96%        (0.27)%       (2.77)%      (1.54)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                          $23,349       $21,992       $15,561       $15,063      $12,271
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor                   1.91%         2.13%         2.34%         2.43%        2.37%
   After reimbursement of expenses by Advisor                    1.75%         1.75%         1.75%         1.75%        1.75%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor                    6.63%         6.98%         7.80%         9.00%        8.65%
Portfolio Turnover                                                 60%           58%           47%           38%          41%

(1) Total return without applicable sales charge.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
64

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTERESTS OUTSTANDING
--------------------------------------------------------------------------------

                                                                                        BALANCED FUND
                                                             ------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,                                   2004          2003          2002          2001         2000
===============================================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                       $  11.18      $  10.16       $ 11.28       $ 12.65      $ 12.05
                                                             ------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                      0.22          0.25          0.28          0.30         0.34
      Net realized and unrealized gain (loss)
         on investments                                          0.64          1.02         (1.12)        (1.37)        0.69
                                                             ------------------------------------------------------------------
         Total from investment operations                        0.86          1.27         (0.84)        (1.07)        1.03
                                                             ------------------------------------------------------------------

   LESS DISTRIBUTIONS:
      Distributions from net investment income                  (0.23)        (0.25)        (0.28)        (0.30)       (0.35)
      Distributions from capital gains                             --            --         (0.00)(1)        --        (0.08)
                                                             ------------------------------------------------------------------
         Total distributions                                    (0.23)        (0.25)        (0.28)        (0.30)       (0.43)
                                                             ------------------------------------------------------------------
Net increase (decrease) in net asset value                       0.63          1.02         (1.12)        (1.37)        0.60
                                                             ------------------------------------------------------------------
NET ASSET VALUE at end of period                             $  11.81      $  11.18       $ 10.16       $ 11.28      $ 12.65
                                                             ==================================================================

TOTAL RETURN(2)                                                  7.71%        12.72%        (7.59)%       (8.54)%       8.67%

RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                       $ 98,900      $ 83,606       $70,389       $61,836      $27,088
Ratios of expenses to average net assets
   Before reimbursement of expenses by Advisor                   1.17%         1.32%         1.30%         1.35%        1.28%
   After reimbursement of expenses by Advisor                    1.10%         1.10%         1.10%         1.10%        1.10%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor                    1.88%         2.38%         2.56%         2.55%        2.83%
Portfolio Turnover                                                 39%           35%           48%           57%         187%

CLASS B
-------
NET ASSET VALUE at beginning of period                       $  11.19      $  10.17       $ 11.29       $ 12.66      $ 12.05
                                                             ------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                      0.13          0.17          0.20          0.21         0.25
      Net realized and unrealized gain (loss)
         on investments                                          0.64          1.02         (1.12)        (1.37)        0.69
                                                             ------------------------------------------------------------------
         Total from investment operations                        0.77          1.19         (0.92)        (1.16)        0.94
                                                             ------------------------------------------------------------------

   LESS DISTRIBUTIONS:
      Distributions from net investment income                  (0.14)        (0.17)        (0.20)        (0.21)       (0.25)
      Distributions from captital gains                            --            --         (0.00)(1)        --        (0.08)
                                                             ------------------------------------------------------------------
         Total distributions                                    (0.14)        (0.17)        (0.20)        (0.21)       (0.33)
                                                             ------------------------------------------------------------------
Net increase (decrease) in net asset value                       0.63          1.02         (1.12)        (1.37)        0.61
                                                             ------------------------------------------------------------------
NET ASSET VALUE at end of period                             $  11.82      $  11.19       $ 10.17       $ 11.29      $ 12.66
                                                             ==================================================================

TOTAL RETURN(2)                                                  6.90%        11.87%        (8.27)%       (9.22)%       7.93%

RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                       $105,784      $100,787       $90,903       $92,054      $63,669
Ratios of expenses to average net assets
   Before reimbursement of expenses by Advisor                   1.92%         2.07%         2.05%         2.10%        2.03%
   After reimbursement of expenses by Advisor                    1.85%         1.85%         1.85%         1.85%        1.85%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor                    1.14%         1.63%         1.81%         1.80%        2.08%
Portfolio Turnover                                                 39%           35%           48%           57%         187%

(1) Amounts represent less than $0.005 per share.
(2) Total return without applicable sales charge.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTERESTS OUTSTANDING
--------------------------------------------------------------------------------

                                                                                    GROWTH AND INCOME FUND
                                                             ------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,                                   2004          2003          2002          2001         2000
===============================================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                        $ 11.05       $  9.37       $ 11.14       $ 14.06     $  13.21
                                                             ------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                      0.14          0.12          0.10(1)       0.06         0.07(1)
      Net realized and unrealized gain (loss)
         on investments                                          1.12          1.64         (1.82)        (2.92)        0.84
                                                             ------------------------------------------------------------------
         Total from investment operations                        1.26          1.76         (1.72)        (2.86)        0.91
                                                             ------------------------------------------------------------------

   LESS DISTRIBUTIONS:
      Distributions from net investment income                  (0.12)        (0.08)        (0.05)        (0.06)       (0.04)
      Distributions from capital gains                             --            --            --            --        (0.02)
                                                             ------------------------------------------------------------------
         Total distributions                                    (0.12)        (0.08)        (0.05)        (0.06)       (0.06)
                                                             ------------------------------------------------------------------
Net increase (decrease) in net asset value                       1.14          1.68         (1.77)        (2.92)        0.85
                                                             ------------------------------------------------------------------
NET ASSET VALUE at end of period                              $ 12.19       $ 11.05       $  9.37       $ 11.14     $  14.06
                                                             ==================================================================

TOTAL RETURN(2)                                                 11.48%        18.95%       (15.51)%      (20.42)%       6.90%

RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                        $85,855       $68,406       $53,896       $55,966     $ 46,994
Ratios of expenses to average net assets
   Before reimbursement of expenses by Advisor                   1.13%         1.35%         1.30%         1.29%        1.07%
   After reimbursement of expenses by Advisor                    1.00%         1.00%         1.00%         1.00%        1.00%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor                    1.26%         1.29%         0.91%         0.60%        0.54%
Portfolio Turnover                                                 16%           20%           18%           24%          14%

CLASS B
-------
NET ASSET VALUE at beginning of period                        $ 10.87       $  9.24       $ 11.02       $ 13.96     $  13.18
                                                             ------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                      0.06          0.05          0.02(1)      (0.02)       (0.03)(1)
      Net realized and unrealized gain (loss)
         on investments                                          1.10          1.60         (1.79)        (2.92)        0.84
                                                             ------------------------------------------------------------------
         Total from investment operations                        1.16          1.65         (1.77)        (2.94)        0.81
                                                             ------------------------------------------------------------------

   LESS DISTRIBUTIONS:
      Distributions from net investment income                  (0.05)        (0.02)        (0.01)           --        (0.01)
      Distributions from capital gains                             --            --            --            --        (0.02)
                                                             ------------------------------------------------------------------
         Total distributions                                    (0.05)        (0.02)        (0.01)           --        (0.03)
                                                             ------------------------------------------------------------------
Net increase (decrease) in net asset value                       1.11          1.63         (1.78)        (2.94)        0.78
                                                             ------------------------------------------------------------------
NET ASSET VALUE at end of period                              $ 11.98       $ 10.87       $  9.24       $ 11.02     $  13.96
                                                             ==================================================================

TOTAL RETURN(2)                                                 10.70%        17.93%       (16.09)%      (21.06)%       6.13%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                          $83,482       $79,765       $72,329       $97,081     $106,762
Ratios of expenses to average net assets
   Before reimbursement of expenses by Advisor                   1.89%         2.10%         2.05%         2.04%        1.85%
   After reimbursement of expenses by Advisor                    1.75%         1.75%         1.75%         1.75%        1.75%
Ratio of net investment income (loss) to average net assets
   After reimbursement of expenses by Advisor                    0.53%         0.54%         0.16%        (0.15)%      (0.21)%
Portfolio Turnover                                                 16%           20%           18%           24%          14%

(1) Calculated based on average shares outstanding.
(2) Total return without applicable sales charge.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
66
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--------------------------------------------------------------------------------

                                                                                   CAPITAL APPRECIATION FUND
                                                             ------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,                                   2004          2003          2002          2001         2000
===============================================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                        $ 11.88       $  9.63       $ 12.81       $ 16.44      $ 13.70
                                                             ------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                      0.01         (0.00)(1)     (0.02)(2)     (0.04)(2)    (0.03)(2)
      Net realized and unrealized gain (loss)
         on investments                                          0.98          2.25         (3.11)        (3.59)        2.78
                                                             ------------------------------------------------------------------
         Total from investment operations                        0.99          2.25         (3.13)        (3.63)        2.75
                                                             ------------------------------------------------------------------

   LESS DISTRIBUTIONS:
      Distributions from capital gains                             --            --         (0.05)           --        (0.01)
                                                             ------------------------------------------------------------------
         Total distributions                                       --            --         (0.05)           --        (0.01)
                                                             ------------------------------------------------------------------
Net increase (decrease) in net asset value                       0.99          2.25         (3.18)        (3.63)        2.74
                                                             ------------------------------------------------------------------
NET ASSET VALUE at end of period                              $ 12.87       $ 11.88       $  9.63       $ 12.81      $ 16.44
                                                             ==================================================================

TOTAL RETURN(3)                                                  8.33%        23.36%       (24.54)%      (22.08)%      20.12%

RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                        $73,674       $71,733       $55,865       $59,801      $35,889
Ratios of expenses to average net assets
   Before reimbursement of expenses by Advisor                   1.38%         1.64%         1.58%         1.58%        1.37%
   After reimbursement of expenses by Advisor                    1.20%         1.20%         1.20%         1.20%        1.20%
Ratio of net investment income (loss) to average net assets
   After reimbursement of expenses by Advisor                    0.08%         0.05%        (0.16)%       (0.30)%      (0.27)%
Portfolio Turnover                                                 27%           25%           25%           30%          18%

CLASS B
-------
NET ASSET VALUE at beginning of period                        $ 11.40       $  9.31       $ 12.48       $ 16.13      $ 13.54
                                                             ------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                     (0.08)        (0.08)        (0.11)(2)     (0.15)(2)    (0.15)(2)
      Net realized and unrealized gain (loss)
         on investments                                          0.95          2.17         (3.01)        (3.50)        2.75
                                                             ------------------------------------------------------------------
         Total from investment operations                        0.87          2.09         (3.12)        (3.65)        2.60
                                                             ------------------------------------------------------------------

   LESS DISTRIBUTIONS:
      Distributions from capital gains                             --            --         (0.05)           --        (0.01)
                                                             ------------------------------------------------------------------
         Total distributions                                       --            --         (0.05)           --        (0.01)
                                                             ------------------------------------------------------------------
Net increase (decrease) in net asset value                       0.87          2.09         (3.17)        (3.65)        2.59
                                                             ------------------------------------------------------------------
NET ASSET VALUE at end of period                              $ 12.27       $ 11.40       $  9.31       $ 12.48      $ 16.13
                                                             ==================================================================

TOTAL RETURN(3)                                                  7.63%        22.45%       (25.12)%      (22.63)%      19.25%

RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                        $63,544       $62,832       $54,600       $72,667      $57,082
Ratios of expenses to average net assets
   Before reimbursement of expenses by Advisor                   2.13%         2.39%         2.33%         2.33%        2.12%
   After reimbursement of expenses by Advisor                    1.95%         1.95%         1.95%         1.95%        1.95%
Ratio of net investment income (loss) to average net assets
   After reimbursement of expenses by Advisor                   (0.67)%       (0.70)%       (0.91)%       (1.05)%      (1.02)%
Portfolio Turnover                                                 27%           25%           25%           30%          18%

(1) Amounts represent less than $0.005 per share.
(2) Calculated based on average shares outstanding.
(3) Total return without applicable sales charge.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                              67
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--------------------------------------------------------------------------------

                                                                                  MID-CAP FUND
                                                             --------------------------------------------------------
                                                                                                      INCEPTION(1) TO
FOR THE YEAR ENDED OCTOBER 31,                                   2004          2003          2002          10-31-2001
=====================================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                        $ 11.12       $  8.64       $  9.48       $ 10.00
                                                             --------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                      0.09          0.01          0.02(2)       0.00(2,3)
      Net realized and unrealized gain (loss)
         on investments                                          1.23          2.47         (0.85)        (0.52)
                                                             --------------------------------------------------------
         Total from investment operations                        1.32          2.48         (0.83)        (0.52)
                                                             --------------------------------------------------------

   LESS DISTRIBUTIONS:
      Distributions from net investment income                     --            --         (0.01)           --
      Distributions from capital gains                             --            --         (0.00)(3)        --
                                                             --------------------------------------------------------
         Total distributions                                       --            --         (0.01)           --
                                                             --------------------------------------------------------
Net increase (decrease) in net asset value                       1.32          2.48         (0.84)        (0.52)
                                                             --------------------------------------------------------
NET ASSET VALUE at end of period                              $ 12.44       $ 11.12       $  8.64       $  9.48
                                                             ========================================================

TOTAL RETURN(4)                                                 11.87%        28.70%        (8.79)%       (5.20)%(5)

RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                        $40,103       $31,591       $22,650       $15,345
Ratios of expenses to average net assets
   Before reimbursement of expenses by Advisor                   1.61%         1.92%         1.97%         2.29%(6)
   After reimbursement of expenses by Advisor                    1.40%         1.40%         1.40%         1.40%(6)
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor                    0.77%         0.17%         0.18%         0.03%(6)
Portfolio Turnover                                                 21%           25%           31%           30%

CLASS B
-------
NET ASSET VALUE at beginning of period                        $ 10.91       $  8.54       $  9.43       $ 10.00
                                                             --------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss                                        0.00(3)      (0.05)        (0.06)(2)     (0.05)(2)
      Net realized and unrealized gain (loss)
         on investments                                          1.18          2.42         (0.83)        (0.52)
                                                             --------------------------------------------------------
         Total from investment operations                        1.18          2.37         (0.89)        (0.57)
                                                             --------------------------------------------------------

   LESS DISTRIBUTIONS:
      Distributions from net investment income                     --            --            --            --
      Distributions from capital gains                             --            --         (0.00)(3)        --
                                                             --------------------------------------------------------
         Total distributions                                       --            --         (0.00)           --
                                                             --------------------------------------------------------
Net increase (decrease) in net asset value                       1.18          2.37         (0.89)        (0.57)
                                                             --------------------------------------------------------
NET ASSET VALUE at end of period                              $ 12.09       $ 10.91       $  8.54       $  9.43
                                                             ========================================================

TOTAL RETURN(4)                                                 10.82%        27.75%        (9.43)%       (5.70)%(5)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                          $20,104       $16,721       $11,765       $ 6,192
Ratios of expenses to average net assets
   Before reimbursement of expenses by Advisor                   2.36%         2.67%         2.72%         3.04%(6)
   After reimbursement of expenses by Advisor                    2.15%         2.15%         2.15%         2.15%(6)
Ratio of net investment income (loss) to average net assets
   After reimbursement of expenses by Advisor                    0.01%        (0.58)%       (0.57)%       (0.72)%(6)
Portfolio Turnover                                                 21%           25%           31%           30%

(1) Fund commenced investment operations on February 28, 2001.
(2) Calculated based on average shares outstanding.
(3) Amounts represent less than $0.005 per share.
(4) Total return without applicable sales charge.
(5) Not annualized.
(6) Annualized.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
68

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--------------------------------------------------------------------------------

                                                                                     MULTI-CAP GROWTH FUND
                                                             --------------------------------------------------------------------
                                                                                                                 INCEPTION(1) TO
FOR THE YEAR ENDED OCTOBER 31,                                   2004          2003          2002          2001       10-31-2000
=================================================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                        $  4.46       $  3.49       $  4.27       $  7.87      $ 10.00
                                                             --------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss                                       (0.03)        (0.03)        (0.02)(2)     (0.02)       (0.02)(2)
      Net realized and unrealized gain (loss)
         on investments                                          0.40          1.00         (0.76)        (3.58)       (2.11)
                                                             --------------------------------------------------------------------
         Total from investment operations                        0.37          0.97         (0.78)        (3.60)       (2.13)
                                                             --------------------------------------------------------------------

   Net increase (decrease) in net asset value                    0.37          0.97         (0.78)        (3.60)       (2.13)
                                                             --------------------------------------------------------------------
NET ASSET VALUE at end of period                              $  4.83       $  4.46       $  3.49       $  4.27      $  7.87
                                                             ====================================================================

TOTAL RETURN(3)                                                  8.30%        27.79%       (18.27)%      (45.74)%     (21.30)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                        $25,897       $14,366       $ 7,915       $13,263      $20,731
Ratios of expenses to average net assets
   Before reimbursement of expenses by Advisor                   1.62%         2.40%         2.60%         2.36%        1.75%(5)
   After reimbursement of expenses by Advisor                    1.20%         1.20%         1.20%         1.20%        1.20%(5)
Ratio of net investment loss to average net assets
   After reimbursement of expenses by Advisor                   (0.64)%       (0.42)%       (0.55)%       (0.46)%      (0.42)%(5)
Portfolio Turnover                                                 71%          123%          214%          230%         151%

CLASS B
-------
NET ASSET VALUE at beginning of period                        $  4.34       $  3.42       $  4.22       $  7.83      $ 10.00
                                                             --------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                     (0.06)        (0.02)        (0.05)(2)     (0.07)       (0.06)(2)
      Net realized and unrealized gain (loss)
         on investments                                          0.39          0.94         (0.75)        (3.54)       (2.11)
                                                             --------------------------------------------------------------------
         Total from investment operations                        0.33          0.92         (0.80)        (3.61)       (2.17)
                                                             --------------------------------------------------------------------

Net increase (decrease) in net asset value                       0.33          0.92         (0.80)        (3.61)       (2.17)
                                                             --------------------------------------------------------------------
NET ASSET VALUE at end of period                              $  4.67       $  4.34       $  3.42       $  4.22      $  7.83
                                                             ====================================================================

TOTAL RETURN(3)                                                  7.60%        26.90%       (18.96)%      (46.10)%     (21.70)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                        $13,030       $ 9,935       $ 6,050       $ 6,902      $ 8,666
Ratios of expenses to average net assets
   Before reimbursement of expenses by Advisor                   2.37%         3.15%         3.35%         3.11%        2.50%(5)
   After reimbursement of expenses by Advisor                    1.95%         1.95%         1.95%         1.95%        1.95%(5)
Ratio of net investment loss to average net assets
   After reimbursement of expenses by Advisor                   (1.39)%       (1.17)%       (1.30)%       (1.21)%      (1.17)%(5)
Portfolio Turnover                                                 71%          123%          214%          230%         151%

(1) Fund commenced investment operations on February 29, 2000.
(2) Calculated based on average shares outstanding.
(3) Total return without applicable sales charge.
(4) Not annualized.
(5) Annualized.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

                                                                                   INTERNATIONAL STOCK FUND
                                                             ------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,                                   2004          2003          2002          2001         2000
===============================================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                        $  8.92       $  7.00       $  7.31       $  9.55      $ 11.45
                                                             ------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                      0.08          0.10          0.07(2)       0.04         0.04(2)
      Net realized and unrealized gain (loss)
         on investments                                          1.66          1.88         (0.38)        (2.21)       (0.98)
                                                             ------------------------------------------------------------------
         Total from investment operations                        1.74          1.98         (0.31)        (2.17)       (0.94)
                                                             ------------------------------------------------------------------

   LESS DISTRIBUTIONS:
      Distributions from net investment income                  (0.10)        (0.06)           --         (0.07)       (0.14)
      Distributions from capital gains                             --            --            --            --        (0.82)
                                                             ------------------------------------------------------------------
         Total distributions                                    (0.10)        (0.06)           --         (0.07)       (0.96)
                                                             ------------------------------------------------------------------
Net increase (decrease) in net asset value                       1.64          1.92         (0.31)        (2.24)       (1.90)
                                                             ------------------------------------------------------------------
NET ASSET VALUE at end of period                              $ 10.56       $  8.92       $  7.00       $  7.31      $  9.55
                                                             ==================================================================

TOTAL RETURN(3)                                                 19.56%        28.46%        (4.24)%      (22.88)%      (9.29)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                        $43,915       $33,664       $25,732       $25,829      $32,071
Ratios of expenses to average net assets
   Before reimbursement of expenses by Advisor                   1.85%         2.11%         2.29%         2.14%        2.06%
   After reimbursement of expenses by Advisor                    1.60%         1.60%         1.60%         1.60%        1.60%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Advisor                    0.76%         1.30%         0.69%         0.45%        0.43%
Portfolio Turnover                                                 45%           34%           47%           86%         117%

CLASS B
-------
NET ASSET VALUE at beginning of period                        $  8.78       $  6.89       $  7.25       $  9.48      $ 11.38
                                                             ------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                     (0.00)(1)      0.04          0.02(2)      (0.02)       (0.03)(2)
      Net realized and unrealized gain (loss)
         on investments                                          1.64          1.85         (0.38)        (2.20)       (0.98)
                                                             ------------------------------------------------------------------
         Total from investment operations                        1.64          1.89         (0.36)        (2.22)       (1.01)
                                                             ------------------------------------------------------------------

   LESS DISTRIBUTIONS:
      Distributions from net investment income                  (0.01)        (0.00)(1)        --         (0.01)       (0.07)
      Distributions from capital gains                             --            --            --            --        (0.82)
                                                             ------------------------------------------------------------------
         Total distributions                                    (0.01)        (0.00)           --         (0.01)       (0.89)
                                                             ------------------------------------------------------------------
Net increase (decrease) in net asset value                       1.63          1.89         (0.36)        (2.23)       (1.90)
                                                             ------------------------------------------------------------------
NET ASSET VALUE at end of period                              $ 10.41       $  8.78       $  6.89       $  7.25      $  9.48
                                                             ==================================================================

TOTAL RETURN(3)                                                 18.67%        27.44%        (4.97)%      (23.48)%      (9.92)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                        $ 7,559       $ 5,806       $ 4,591    $    4,787      $ 5,497
Ratios of expenses to average net assets
   Before reimbursement of expenses by Advisor                   2.59%         2.86%         3.04%        2.89%         2.81%
   After reimbursement of expenses by Advisor                    2.35%         2.35%         2.35%        2.35%         2.35%
Ratio of net investment income (loss) to average net assets
   After reimbursement of expenses by Advisor                    0.03%         0.55%        (0.06)%      (0.30)%       (0.32)%
Portfolio Turnover                                                 45%           34%           47%          86%          117%

(1) Amounts represent less than $ 0.005 per share.
(2) Calculated based on average shares outstanding.
(3) Total return without applicable sales charge.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
70

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION

MEMBERS Mutual Funds, a Delaware Business Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end, management investment company. As of the date of this report, the Trust offers nine funds (individually, a "fund," collectively, the "Funds") each with two classes of shares: Class A and Class B. The Declaration of the Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of the Trust without par value. Each class of shares represents an interest in the assets of the respective fund and has identical voting, dividend, liquidation and other rights, except that each class of shares bears its own distribution fees and servicing fees, if any, and its proportional share of fund level expenses, is subject to its own sales charges, if any, and has exclusive voting rights on matters pertaining to Rule 12b-1 of the 1940 Act as it relates to that class. The Trust has entered into an Investment Advisory Agreement with MEMBERS Capital Advisors, Inc. (the "Investment Advisor"). The Investment Advisor has entered into subadvisory agreements with certain subadvisors ("Subadvisors") for the management of the investments of the High Income Fund, Multi-Cap Growth Fund, International Stock Fund and a portion of the Mid-Cap Fund. The accompanying financial statements include the Cash Reserves Fund, Bond Fund, High Income Fund, Balanced Fund, Growth and Income Fund, Capital Appreciation Fund, Mid-Cap Fund, Multi-Cap Growth Fund and International Stock Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements.

PORTFOLIO VALUATION: Securities and other investments are valued as follows. Equity securities listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price ("NOCP")). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations. Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to the market.

Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange on which the contracts are primarily traded. The Trust's Securities Valuation Committee shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.

The value of all assets and liabilities denominated in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Standard Time) Reuters spot rate.

All other securities for which either quotations are not readily available, no other sales have occurred, or do not, in the Investment Advisor's opinion, reflect the current market value are appraised at their fair values as determined in good faith by the Investment Advisor, under the general supervision of the Board of Trustees. A fund's investments will be valued at fair value if in the judgment of the Investment Advisor an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated. Significant events may include, but are not limited to the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Security Valuation committee would determine the fair value of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; ADRs, GDRs or other related receipts; currency spot or forward markets that trade after pricing or foreign exchange; other derivative securities traded after the close such as WEBs and SPDRs; and alternative market quotes on the affected securities.

--------------------------------------------------------------------------------
72

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date.

FEDERAL INCOME TAXES: It is each fund's intention to qualify as a regulated investment company for federal income tax purposes by complying with Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes are recorded in the accompanying financial statements.

EXPENSES: Expenses that are directly related to one fund are charged directly to that fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class-specific expenses are borne by that class.

CLASSES: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

REPURCHASE AGREEMENTS: Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.

FOREIGN CURRENCY TRANSACTIONS: The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

The High Income Fund, Mid-Cap Fund, Multi-Cap Growth Fund and International Stock Fund report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The High Income Fund, Multi-Cap Growth Fund and International Stock Fund may each purchase or sell forward foreign currency exchange contracts for defensive or hedging purposes when the fund's Investment Advisor or Subadvisor, anticipate that the foreign currency will appreciate or depreciate in value. When entering into forward foreign currency exchange contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The Funds' net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The Funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Realized and unrealized gains and losses are included in the Statements of Operations. For the year ended October 31, 2004, only the High Income Fund had open forward foreign currency exchange contracts, which are presented in the fund's Portfolio of Investments.

FUTURES CONTRACTS: The Funds (other than Cash Reserves) may purchase and sell futures contracts and purchase and write options on futures contracts. The Funds will engage in futures contracts or related options transactions to hedge certain market positions. Upon entering into a futures contract, the fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the fund each day, depending on the daily fluctuations in the fair value of the futures contract. When a fund enters into a futures contract, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. The fund recognizes a gain or loss equal to the daily change in the value of the futures contracts. Should market conditions move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DELAYED DELIVERY SECURITIES: Each fund may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often more than a month or more after the purchase. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. For the year ended October 31, 2004, the Bond Fund and Balanced Fund entered into such transactions, the market values of which are identified in each fund's Portfolio of Investments.

RECLASSIFICATION ADJUSTMENTS: Paid-in capital, undistributed net investment income, and accumulated net realized gain (loss) have been adjusted in the Statements of Assets and Liabilities for permanent book-tax differences for all Funds. Differences primarily relate to the tax treatment of net operating losses, paydown gains and losses, foreign currency gains and losses, and distributions from real estate investment trusts.

REDEMPTION FEES: The Bond Fund, Balanced Fund, Growth and Income Fund, Capital Appreciation Fund and Multi-Cap Growth Fund will deduct a fee of 2% from redemption proceeds on Class A shares held 5 days or less. The High Income Fund, Mid-Cap Fund and International Stock Fund will deduct a fee of 2% from redemption proceeds on Class A shares held 30 days or less. Redemption fees are treated as additional paid-in capital to the fund from which the shares are redeemed and are designed to help offset any costs associated with short-term shareholder trading. Please refer to the prospectus for additional information on redemption fees and waivers.

3. ADVISORY, DISTRIBUTION AND TRUSTEE ARRANGEMENTS

For its investment advisory services to the Funds, the Investment Advisor is entitled to receive a fee, which is calculated daily and paid monthly, at an annual rate based upon the following percentages of average daily net assets:
0.40% for the Cash Reserves Fund; 0.50% for the Bond Fund; 0.55% for the High Income Fund; 0.65% for the Balanced Fund; 0.55% for the Growth and Income Fund; 0.75% for the Capital Appreciation Fund; 0.95% for the Mid-Cap Fund, 0.75% for the Multi-Cap Growth Fund and 1.05% for the International Stock Fund. The Investment Advisor is solely responsible for the payment of all fees to the Subadvisors. The Subadvisors for the Funds are Massachusetts Financial Services Company (MFS) for the High Income Fund, Wellington Management Company LLP for a portion of the Mid-Cap Fund and the entire Multi-Cap Growth Fund, and Lazard Asset Management for the International Stock Fund.

Subsequent to October 31, 2004, the Investment Advisor notified MFS that it is terminating MFS as the subadvisor of the MEMBERS High Income Fund effective February 28, 2005. MEMBERS Capital Advisors will continue as the Investment Advisor to the MEMBER High Income Fund. The Investment Advisor is in negotiations with a replacement subadvisor. Once an agreement is reached with the subadvisor, the contract will be presented to the Board of Trustees for approval and, if approved, the new subadvisor will be disclosed in the prospectus.

The Investment Advisor has contractually agreed to waive fees and/or reimburse expenses with respect to the Funds until the effective date of the Funds' post effective amendment scheduled to be filed in February 2005, such that total expenses, exclusive of management, 12b-1, and service fees, will not exceed the following amounts:

FUND                     CLASS A   CLASS B
----                     -------   -------
Cash Reserves             0.55%     1.30%
Bond                      0.90%     1.65%
High Income               1.00%     1.75%
Balanced                  1.10%     1.85%
Growth and Income         1.00%     1.75%
Capital Appreciation      1.20%     1.95%
Mid-Cap                   1.40%     2.15%
Multi-Cap Growth          1.20%     1.95%
International Stock       1.60%     2.35%

For the year ended October 31, 2004, the Investment Advisor reimbursed expenses of $58,813 for the Cash Reserves Fund, $150,645 for the Bond Fund, $97,662 for the High Income Fund, $131,637 for the Balanced Fund, $220,402 for the Growth and Income Fund, $250,709 for the Capital Appreciation Fund, $115,700 for the Mid-Cap Fund, $140,426 for the Multi-Cap Growth Fund and $114,012 for the International Stock Fund.

--------------------------------------------------------------------------------
74

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Any reimbursements or fee waivers made by the Investment Advisor to a fund are subject to repayment by the fund, to the extent that the fund is able to make the repayment within its Expense Cap Agreement (the "Expense Cap Agreement"). Under the Expense Cap Agreement, such payments must be made within three years, measured on a fiscal year basis, from when the reimbursement or fee reduction occurred.

                           RECOVERY EXPIRING      RECOVERY EXPIRING     RECOVERY EXPIRING
FUND                        OCTOBER 31, 2005       OCTOBER 31, 2006      OCTOBER 31, 2007
----                       -----------------      -----------------     -----------------
Cash Reserves                   $114,473               $100,514              $ 58,813
Bond                             234,662                284,227               150,645
High Income                      174,043                168,808                97,662
Balanced                         348,289                363,962               131,637
Growth and Income                473,218                460,975               220,402
Capital Appreciation             533,959                520,392               250,709
Mid-Cap                          189,165                205,353               115,700
Multi-Cap Growth                 247,687                204,794               140,426
International Stock              223,636                166,715               114,012

Through October 31, 2004, none of the Funds made repayments to the Investment Advisor under the Expense Cap Agreement.

CUNA Brokerage Services, Inc. ("CUNA Brokerage") serves as distributor of the Funds. The Trust adopted Distribution Plans (the "Plans") with respect to the Trust's Class A and B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, the Trust will pay service fees for Class A and Class B shares at an aggregate annual rate of 0.25% of each fund's daily net assets attributable to the respective class of shares for all funds except the Cash Reserves Fund. The Trust will also pay distribution fees for Class B shares at an aggregate annual rate of 0.75% of each fund's daily net assets attributable to Class B. The distribution fees are used to reimburse CUNA Brokerage for its distribution expenses with respect to Class B only, including but not limited to: (1) initial and ongoing sales compensation to selling brokers and others engaged in the sale of fund shares, (2) marketing, promotional and overhead expenses incurred in connection with the distribution of fund shares, and (3) interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate selling brokers and others for providing personal and account maintenance services to shareholders.

The distributor may from time to time voluntarily agree to waive a portion of its fees or expenses related to the Funds. In that regard, the distributor waived a portion of 12b-1 fees on the Cash Reserves Fund Class B Shares for the purpose of maintaining a one-day yield of zero. The amount of the daily waiver is equal to the amount required to maintain a minimum daily distribution rate of zero. For the year ended October 31, 2004, the waivers totaled $14,230 and are reflected as a portion of the expense reimbursement/waiver in the accompanying Statement of Operations.

In addition to distribution fees, CUNA Brokerage received sales charges paid by the purchasers or redeemers of the Funds' shares. For the year ended October 31, 2004, sales charges received by CUNA Brokerage were as follows:

FUND                     CLASS A     CLASS B
----                     -------     -------
Cash Reserves            $ 43,943    $ 73,670
Bond                      306,084     217,118
High Income               159,930      64,327
Balanced                  684,733     305,293
Growth and Income         527,208     198,700
Capital Appreciation      380,986     188,031
Mid-Cap                   216,670      46,061
Multi-Cap Growth          278,079      40,812
International Stock        97,201      17,450

Certain officers and trustees of the Funds are also officers of the Investment Advisor. The Funds do not compensate their officers or affiliated trustees. Unaffiliated trustees receive from the Trust an attendance fee for each Board or Committee meeting attended, with additional remuneration paid to the "lead" trustee and audit committee chair.

4. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

With respect to dividends from net investment income, the Cash Reserves Fund and Bond Fund declared dividends daily. The High Income Fund and Balanced Fund declare dividends monthly. The Growth and Income Fund, Capital Appreciation Fund, Mid-Cap Fund, Multi-Cap Growth Fund and the International Stock Fund declare dividends annually. The Funds' distribute net realized gains from investment transactions, if any, to shareholders annually.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains in the Funds differ from book amounts earned during the period due to differences in the timing of capital recognition, and due to the reclassification of certain gains or losses from capital to income. Dividends from net investment income are determined on a class level. Capital gains are determined on a fund level.

5. SECURITIES TRANSACTIONS

For the year ended October 31, 2004, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

                             U.S. GOVERNMENT SECURITIES          OTHER INVESTMENT SECURITIES
                             --------------------------          ---------------------------
FUND                       PURCHASES             SALES         PURCHASES              SALES
----                       ---------             -----         ---------              -----
Bond                      $88,985,446         $108,787,911    $18,570,542          $24,150,542
High Income                        --                   --     41,763,981           34,664,036
Balanced                   47,348,475           52,675,096     36,289,928           23,081,002
Growth and Income                  --                   --     33,575,009           25,108,669
Capital Appreciation               --                   --     37,197,209           41,765,793
Mid-Cap                            --                   --     17,252,124           11,156,778
Multi-Cap Growth                   --                   --     33,636,240           22,908,578
International Stock                --                   --     23,594,572           19,977,713

6. FOREIGN SECURITIES

Each fund may invest in foreign securities, although only the High Income Fund, Multi-Cap Growth Fund and International Stock Fund anticipate having significant investments in such securities. The International Stock Fund, High Income Fund and Multi-Cap Growth Fund may invest 100%, 50% and 25%, respectively, of their assets in foreign securities.

Foreign securities means securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S. ("foreign issuers"), (2) issued by foreign governments or their agencies or instrumentalities (also "foreign issuers"), (3) principally traded outside the U.S., or (4) quoted or denominated in a foreign currency ("non-U.S. Dollar securities"). Foreign securities include ADRs, EDRs, GDRs, SDRs and foreign money market securities.

7. RESTRICTED SECURITIES

Each fund may invest in restricted securities. A restricted security is one that is originally issued in a private placement rather than a public offering and has a contractual restriction on resale or cannot be resold publicly until it is registered under the Securities Act of 1933 (the "1933 Act"). If and when such securities are registered, the costs of registering such securities are paid by the issuer. At the period ended October 31, 2004, only the High Income Fund held a restricted security which is presented in the fund's Portfolio of Investments. The original cost and fair market value of the restricted security held is as follows:

                             ACQUISITION      ACQUISITION                     VALUE AS A %
SECURITY NAME                    DATE            COST         FAIR VALUE     OF NET ASSETS
-------------                -----------      -----------     ----------     -------------
Doe Run Resources Corp
Series AI PIK             1/23/03-10/15/04      $69,261         $37,270               .06%

8. SECURITIES LENDING

The Funds, excluding the Cash Reserves Fund, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. At October 31, 2004, cash collateral received for Funds engaged in securities lending was invested in the State Street Navigator Securities Lending Prime Portfolio. The value of all collateral is included within the Portfolio of Investments with an offsetting liability on the Statements of Assets and Liabilities.

--------------------------------------------------------------------------------
76

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Amounts earned as interest on investments of cash collateral, net of rebates and fees, are included in the Statements of Operations. The value of securities on loan at October 31, 2004 is as follows:

FUND                  VALUE OF SECURITIES ON LOAN
----                  ---------------------------
Bond                        $24,095,109
High Income                  15,088,432
Balanced                     15,270,192
Capital Appreciation          2,014,635
Mid-Cap                       3,184,707
Multi-Cap Growth                879,984

9. TAX INFORMATION

The tax character of distributions paid during the years ended October 31, 2004 and 2003 was as follows:

                                         ORDINARY INCOME                 LONG-TERM CAPITAL GAIN
                                         ---------------                 ----------------------
FUND                                  2004              2003           2004                  2003
----                                  ----              ----           ----                  ----
Cash Reserves                      $   89,038        $  133,093      $     --             $     --
Bond                                4,851,848         4,989,103            --                   --
High Income                         4,460,811         3,256,626            --                   --
Balanced                            3,075,874         3,350,596            --               17,091
Growth and Income                   1,181,806           646,563            --                   --
Capital Appreciation                       --                --            --              567,807
Mid-Cap                                    --                --            --                   --
Multi-Cap Growth                           --                --            --                   --
International Stock                   371,597           212,875            --                   --

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

FUND                     ORDINARY INCOME         LONG-TERM CAPITAL GAIN
----                     ---------------         ----------------------
Cash Reserves              $    2,138                  $   --
Bond                           37,296                      --
High Income                   192,570                      --
Balanced                           --                      --
Growth and Income           1,065,998                      --
Capital Appreciation               --                      --
Mid-Cap                       265,422                      --
Multi-Cap Growth                   --                      --
International Stock           411,590                      --

For federal income taxes purposes, the funds listed below have capital loss carryovers as of October 31, 2004, which are available to offset future capital gains, if any:

                                                  CARRYOVER EXPIRING IN:
FUND                      2007         2008         2009          2010          2011        2012
----                      ----         ----         ----          ----          ----        ----
Bond                    $    --    $  194,286   $        --   $   230,858   $        --   $310,659
High Income              98,674       237,390     2,053,681     2,445,850       614,259         --
Balanced                     --            --            --     5,493,333     6,760,762    157,889
Growth and Income            --     1,073,602     2,865,513    11,738,982     9,713,003         --
Capital Appreciation         --            --            --    15,472,794    13,979,170         --
Mid-Cap                      --            --            --            --        16,099         --
Multi-Cap Growth             --     5,298,903    10,391,144     5,728,147            --         --
International Stock          --            --     2,132,735     4,881,331     1,505,342         --

The High Income Fund, Growth and Income Fund, Capital Appreciation Fund, Mid-Cap Fund, Multi-Cap Growth Fund, and International Stock Fund utilized $295,640, $141,344, $3,583,988, $2,599,196, $939,554 and $3,739,841, respectively, of prior capital loss carryovers during the year ended October 31, 2004.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

At October 31, 2004, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

FUND                             APPRECIATION       DEPRECIATION          NET
----                             ------------       ------------          ---
Bond Fund                         $ 2,901,740        $   145,217     $ 2,756,523
High Income Fund                    3,798,088            713,011       3,085,077
Balanced Fund                      20,965,969          9,031,958      11,934,011
Growth and Income Fund             20,988,843         12,133,308       8,855,535
Capital Appreciation Fund          20,595,616         10,071,390      10,524,226
Mid-Cap Fund                       11,282,763          2,378,775       8,903,988
Multi-Cap Fund                      6,026,048            970,147       5,055,901
International Stock Fund           11,686,355          1,070,618      10,615,737

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses.

10. CONCENTRATION OF RISK

Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves risk other than that reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The High Income Fund, Multi-Cap Growth Fund and International Stock Fund enter into these contracts primarily to protect these funds from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income, which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

11. CAPITAL SHARES AND AFFILIATED OWNERSHIP

Each fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Each fund currently offers two classes of shares, Class A and Class B. At October 31, 2004, investments in the Funds by affiliates were as follows:

                                           CUNA MUTUAL         CUNA MUTUAL          CUMIS               CUNA
                                          LIFE INSURANCE        INSURANCE         INSURANCE           BROKERAGE
FUND                        CLASS            COMPANY             SOCIETY         SOCIETY, INC.      SERVICES, INC.
----                        -----         --------------       -----------       -------------      --------------
Cash Reserves                 A             $ 1,862,243        $ 1,861,001       $         --         $       --
Bond                          A               2,160,741          2,159,300                 --                 --
High Income                   A               6,761,936                 --                 --                 --
Balanced                      A              12,275,146                 --          5,343,380          1,329,116
Growth and Income             A               2,149,236          2,501,305          3,446,141                 --
Capital Appreciation          A              12,438,032          1,709,847                 --                 --
Mid-Cap                       A              12,447,851                 --                 --                 --
International Stock           A               3,727,201          6,210,759         22,188,513                 --

--------------------------------------------------------------------------------
78

--------------------------------------------------------------------------------
  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of MEMBERS Mutual Funds:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of MEMBERS Mutual Funds, including Cash Reserves Fund, Bond Fund, High Income Fund, Balanced Fund, Growth and Income Fund, Capital Appreciation Fund, Mid-Cap Fund, Multi-Cap Growth Fund and International Stock Fund (collectively, the "Funds"), as of October 31, 2004, the related statements of operations, statements of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Funds' financial statements and financial highlights for the periods ended prior to October 31, 2004 were audited by other auditors whose report, dated December 11, 2003, expressed an unqualified opinion on those statements and highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the Funds' custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2004, the results of their operations, changes in their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois
December 23, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

FUND EXPENSES PAID BY SHAREHOLDERS

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. In the most recent six-month period, the Funds limited these ongoing costs; had it not done so, expenses would have been higher. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended October 31, 2004. Expenses paid during the period in the tables below are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half fiscal year period).

ACTUAL EXPENSES

The table below provides information about actual account values using actual expenses and actual returns for the Funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                     CLASS A                                      CLASS B
                                         --------------------------------------------------------------------------------
                        BEGINNING         ENDING     ANNUAL         EXPENSES        ENDING        ANNUAL        EXPENSES
                         ACCOUNT          ACCOUNT    EXPENSE      PAID DURING       ACCOUNT       EXPENSE     PAID DURING
FUND                      VALUE            VALUE      RATIO          PERIOD          VALUE         RATIO         PERIOD
----                    ---------         -------    -------      -----------       -------       -------     -----------
Cash Reserves(1)         $1,000          $1,004.20     .55%          $2.77         $1,000.70       1.23%         $ 6.19
Bond                     $1,000           1,038.90     .90%           4.61          1,035.00       1.65%           8.44
High Income              $1,000           1,063.10    1.00%           5.19          1,059.00       1.75%           9.06
Balanced                 $1,000           1,034.30    1.10%           5.62          1,030.40       1.85%           9.44
Growth and Income        $1,000           1,040.10    1.00%           5.13          1,036.30       1.75%           8.96
Capital Appreciation     $1,000           1,035.40    1.20%           6.14          1,031.10       1.95%           9.96
Mid-Cap                  $1,000           1,040.10    1.40%           7.18          1,036.00       2.15%          11.00
Multi-Cap Growth         $1,000           1,014.70    1.20%           6.08          1,010.80       1.95%           9.86
International Stock      $1,000           1,073.20    1.60%           8.34          1,069.90       2.35%          12.23

(1)Class B expense ratio includes amount waived by distributor (see Note 3), had the distributor not waived the fees the expense ratio would have been 1.30% with an ending account value of $1,000.70 and expenses paid during the period of $6.54.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds. (See table next page.)

--------------------------------------------------------------------------------
80

--------------------------------------------------------------------------------
  OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

                                                     CLASS A                                      CLASS B
                                         --------------------------------------------------------------------------------
                        BEGINNING         ENDING     ANNUAL         EXPENSES        ENDING        ANNUAL        EXPENSES
                        ACCOUNT           ACCOUNT    EXPENSE      PAID DURING       ACCOUNT       EXPENSE     PAID DURING
FUND                      VALUE            VALUE      RATIO          PERIOD          VALUE         RATIO         PERIOD
----                    ---------         -------    -------      -----------       -------       -------     -----------
Cash Reserves(1)         $1,000          $1,022.37     .55%          $2.80         $1,018.95       1.23%          $ 6.24
Bond                     $1,000           1,020.61     .90%           4.57          1,016.84       1.65%            8.36
High Income              $1,000           1,020.11    1.00%           5.08          1,016.34       1.75%            8.87
Balanced                 $1,000           1,019.61    1.10%           5.58          1,015.84       1.85%            9.37
Growth and Income        $1,000           1,020.11    1.00%           5.08          1,016.34       1.75%            8.87
Capital Appreciation     $1,000           1,019.10    1.20%           6.09          1,015.33       1.95%            9.88
Mid-Cap                  $1,000           1,018.10    1.40%           7.10          1,014.33       2.15%           10.89
Multi-Cap Growth         $1,000           1,019.10    1.20%           6.09          1,015.33       1.95%            9.88
International Stock      $1,000           1,017.09    1.60%           8.11          1,013.32       2.35%           11.89

(1)Class B expense ratio includes amount waived by distributor (see Note 3), had the distributor not waived the fees the expense ratio would have been 1.30% with an ending account value of $1,018.60 and expenses paid during the period of $6.60.

Please note that the expenses shown in both tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. The information provided in the hypothetical example table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES. The Funds file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders at no cost on the Funds' website at www.membersfunds.com and on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS. A description of the policies and procedures used by the Funds to vote proxies related to portfolio securities is available to shareholders at no cost on the Funds' website at www.membersfunds.com or by calling 1-800-877-6089. The proxy voting records for the Funds for the twelve-month period ended June 30, 2004 are available to shareholders at no cost on the Funds' website at www.membersfunds.com and on the SEC's website at www.sec.gov.

TAX INFORMATION

FOREIGN TAX CREDITS: The International Stock Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the fund to its shareholders. For the year ended October 31, 2004, the total amount of foreign taxes that will be passed through to shareholders and foreign source income for information reporting purposes will be $131,691 (all of which represents taxes withheld) and $1,212,840, respectively.

CORPORATE DIVIDENDS RECEIVED DEDUCTION: Of the dividends paid by the High Income Fund, Balanced Fund, and the Growth and Income Fund, 0.43%, 66.53%, and 100.00%, respectively, qualify for the corporate dividends received deduction.

QUALIFIED DIVIDEND INCOME: For the fiscal year ended October 31, 2004, the High Income, Balanced, Growth and Income and International Stock Funds paid dividend income totaling $4,460,811, $3,075,874, $1,181,806 and $371,597, respectively.
The Funds hereby designate the maximum amount of dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income ("QDI") eligible for reduced tax rates (the rates range from 5% to 15% depending upon an individual's tax bracket). Complete information regarding each fund's income distributions paid during calendar year 2004, including the portion, if any, which qualify as QDI, will be reported in conjunction with Form 1099-DIV.

CHANGES IN INDEPENDENT ACCOUNTANTS

On June 8, 2004, PricewaterhouseCoopers LLP resigned as independent registered public accountants for the MEMBERS Mutual Funds (the "Funds"). The Funds' Board of Trustees, upon the recommendation of the audit committee, appointed Deloitte & Touche LLP as independent accountants for the Funds on August 26, 2004 for the 2004 fiscal year. The reports of PricewaterhouseCoopers LLP on the Funds' financial statements for either of the fiscal years ended October 31, 2003 and October 31, 2002, contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle. During the Funds' fiscal years ended October 31, 2003 and October 31, 2002, and during the period from October 31, 2003 through June 8, 2004 there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the financial statements for such years.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

         >
                                                                                                              NO. OF
                                                                                                            PORTFOLIOS      OTHER
                                    POSITION(S)                                                              OVERSEEN      OUTSIDE
NAME, ADDRESS AND                   HELD WITH        LENGTH OF        PRINCIPAL OCCUPATION                    IN FUND     DIRECTOR-
YEAR OF BIRTH                       THE FUND         SERVICE(1)      DURING PAST FIVE YEARS                   COMPLEX       SHIPS
-----------------------------------------------------------------------------------------------------------------------------------
Michael S. Daubs, CFA(2)(3)         Trustee,       1997 - Present  CUNA Mutual Insurance Society                 19          ---
5910 Mineral Point Road             Chairman                       Chief Officer - Investments,
Madison, WI 53705                                                  1990 - Present
Year of Birth: 1943
                                                                   MEMBERS Capital Advisors, Inc.
                                                                   President,
                                                                   1982 - Present

                                                                   CUNA Mutual Life Insurance Company
                                                                   Chief Officer - Investments,
                                                                   1973 - Present
-----------------------------------------------------------------------------------------------------------------------------------

Lawrence R. Halverson, CFA(2)(3)    Trustee,       1997 - Present  MEMBERS Capital Advisors, Inc.                19         ---
5910 Mineral Point Road             President                      Senior Vice President - Equities
Madison, WI 53705                                                  1996 - Present
Year of Birth: 1945

-----------------------------------------------------------------------------------------------------------------------------------

Mary E. Hoffmann, CPA(2)            Treasurer      1998 - Present  MEMBERS Capital Advisors, Inc.                19         ---
5910 Mineral Point Road                                            Assistant Vice President - Product
Madison, WI 53705                                                  Operations and Finance,
Year of Birth: 1970                                                2001 - Present

                                                                   Product Operations and Finance Manager,
                                                                   1998 - 2001

-----------------------------------------------------------------------------------------------------------------------------------

Holly S. Baggot(2)                  Secretary      1999 - Present  MEMBERS Capital Advisors, Inc.                19         ---
5910 Mineral Point Road             and                            Senior Manager - Product and Fund
Madison, WI 53705                   Assistant                      Operations, 2001 - Present
Year of Birth: 1960                 Treasurer
                                                                   Operations & Administration Manager
                                                                   1998 - 2001
-----------------------------------------------------------------------------------------------------------------------------------

Dan Owens(2)                        Assistant      2000 - Present  MEMBERS Capital Advisors, Inc.               19          ---
5910 Mineral Point Road             Treasurer                      Senior Manager - Portfolio Operations,
Madison, WI 53705                                                  2001 - Present
Year of Birth: 1966
                                                                   Investment Operations Manager,
                                                                   1999 - 2001

--------------------------------------------------------------------------------
82

--------------------------------------------------------------------------------
  TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

         >
                                                                                                              NO. OF
                                                                                                            PORTFOLIOS      OTHER
                                    POSITION(S)                                                              OVERSEEN      OUTSIDE
NAME, ADDRESS AND                   HELD WITH        LENGTH OF        PRINCIPAL OCCUPATION                    IN FUND     DIRECTOR-
YEAR OF BIRTH                       THE FUND         SERVICE(1)      DURING PAST FIVE YEARS                   COMPLEX       SHIPS
-----------------------------------------------------------------------------------------------------------------------------------
Rolf F. Bjelland, CLU               Trustee        2003 - Present  Fairview Medical Foundation                  19        Regis
2000 Heritage Way                                                  Director, 2003 - Present                               Corp.,
Waverly, IA 50677                                                                                                         Director,
Year of Birth: 1938                                                A.L.S. Society                                         1982 -
                                                                   Director, 2002 - Present                               Present

                                                                   Viking Counsel Boy Scouts of America
                                                                   Director, 1967-Present

                                                                   Lutheran Brotherhood Mutual Funds
                                                                   Chairman and President
                                                                   Lutheran Brotherhood
                                                                   Chief Investment Officer
                                                                   (now Thrivent Financial)
                                                                   1983 - 2002

-----------------------------------------------------------------------------------------------------------------------------------

Gwendolyn M. Boeke                  Trustee       1997 - Present   Wartburg Theological Seminary                 19         ---
2000 Heritage Way                                                  Development Association,
Waverly, IA 50677                                                  Development Associate,
Year of Birth: 1934                                                1997 - Present

                                                                   Evangelical Lutheran Church in America
                                                                   Foundation
                                                                   Regional Director, 1990 - Present

                                                                   Wartburg College
                                                                   Director, 1986 - 2001

-----------------------------------------------------------------------------------------------------------------------------------

Alfred L. Disrud                    Trustee        1997 - Present  Planned Giving Services                       19        ---
2000 Heritage Way                                                  Owner, 1986 - Present
Waverly, IA 50677
Year of Birth: 1921

-----------------------------------------------------------------------------------------------------------------------------------

Richard E. Struthers                Trustee        2004 - Present  Clearwater Capital Management                 19        ---
2000 Heritage Way                                                  Chairman and Chief Executive Officer
Waverly, IA 50677                                                  1998 - Present
Year of Birth: 1952
-----------------------------------------------------------------------------------------------------------------------------------

(1) The board of trustees and officers of the Fund do not currently have term limitations.

(2) "Interested person" as defined in the 1940 Act.

(3) Considered an "interested" trustee because of the position he holds with the investment advisor of the trust.

The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and officers and is available at no cost on the Funds' website at www.membersfunds.com or by calling 1-800-877-6089.

--------------------------------------------------------------------------------
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

        [LOGO OF MEMBERS]
      M U T U A L  F U N D S

       MEMBERS Mutual Funds
       Post Office Box 8390
       Boston, MA 02266-8390
         1 (800) 877-6089
       www.membersfunds.com

          Distributed by:
   CUNA Brokerage Services, Inc.
Office of Supervisory Jurisdiction
         2000 Heritage Way
      Waverly, IA 50677-9202

         Member NASD/SIPC

4460-P1053(1004)

ITEM 2. CODE OF ETHICS.

As of the period ended October 31, 2004, MEMBERS Mutual Funds (also referred to herein as the "Registrant," or the "Trust") has adopted a code of ethics ("Code") that applies to the Fund's principal executive officer and principal financial officer, principal accounting officer or controller, or person performing similar functions, a copy of which is posted on the Registrant's Internet website at www.memberscapitaladvisors.com. Registrant intends to disclose on its Internet website information related to (1) any amendment of the Code (with the exception of technical, administrative or other non-substantive amendments), and (2) any waiver from a provision of the Code that has been granted to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, within five business days following the date of such amendment or waiver.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Rolf F. Bjelland, who is an "independent" trustee for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)    Audit Fees
       ----------

       For the fiscal year ended October 31, 2004, respectively, the aggregate fees for professional services rendered by Deloitte & Touche LLP ("Deloitte & Touche"), the Trust's independent public accountant, for the audit of the Trust's annual financial statements and services normally provided by such firm in connection with statutory and regulatory filings and engagements for such fiscal years, totaled $127,750.

       For the fiscal year ended October 31, 2003, respectively, the aggregate fees for professional services rendered by PricewaterhouseCoopers LLP ("PwC"), the Trust's independent public accountant, for the audit of the Trust's annual financial statements and services normally provided by such firm in connection with statutory and regulatory filings and engagements for such fiscal years, totaled $105,500, respectively.

(b)    Audit Related Fees
       ------------------

       For the fiscal year ended October 31, 2004, respectively, the aggregate fees for professional services rendered by Deloitte & Touche for assurance and related services by such firm that were reasonably related to the performance of the audit of the Trust's annual financial statements other than those referenced in paragraph (a) above, totaled $0, respectively.

       For the fiscal year ended October 31, 2004 and October 31, 2003, respectively, the aggregate fees for professional services rendered by PwC for assurance and related services by such firm that were reasonably related to the performance of the audit of the Trust's annual financial statements other than those referenced in paragraph (a) above, totaled $0, respectively.

       INCLUDED IN THE SCOPE OF THE SERVICES COMPRISING THE FEES DISCLOSED UNDER THIS ITEM 4(B) WERE THE FOLLOWING SERVICES:

(c)    Tax Fees
       --------

       For the fiscal year ended October 31, 2004, respectively, the aggregate fees for professional services rendered by Deloitte and Touche for tax compliance, tax advice and tax planning for such fiscal years, totaled $19,100, respectively, in each case 100% of which were pre-approved by the Audit Committee.

       For the fiscal year ended October 31, 2003, respectively, the aggregate fees for professional services rendered by PwC for tax compliance, tax advice and tax planning for such fiscal years, totaled $17,500, respectively, in each case 100% of which were preapproved by the Audit Committee.

       In the scope of services comprising the fees disclosed under this Item 4(c) were the following services:

       -Review and sign as signature preparer for U.S. income Tax Return for Regulated Investment Companies, Form 1120-RIC.

       -Excise tax assistance, including review of excise tax distribution calculations prior to distribution and review of Return of Excise Tax on Undistributed Income of Regulated Investment Companies, Form 8613.

(d)    All Other Fees
       --------------

       For the fiscal year ended October 31, 2004, respectively, the aggregate fees for professional services rendered by Deloitte & Touche for products and services other than those reported in subparagraphs (a) through (c) of this Item 4, for such fiscal years, totaled $0, respectively.

       For the fiscal year ended October 31, 2003, respectively, the aggregate fees for professional services rendered by PwC for products and services other than those reported in subparagraphs (a) through (c) of this Item 4, for such fiscal years, totaled $0, respectively.

(e)(1) Pursuant to Rule 2-01(a)(c)(7) of Regulation S-X, the Audit Committee has established pre-approval policies and procedures with respect to audit, audit-related, tax, and other non-audit services. A copy of such pre-approval policies and procedures is attached hereto as Appendix A.

(e)(2) The Audit Committee has approved, as required by Rule 2-01(c)(7)(i)(C) of Regulation S-X, 100% of the services described in this Item 4(b) through
       (d), which such services are described above.

(f)    Not applicable.

(g) During the Trust's fiscal year ended October 31, 2004, the aggregate non-audit fees billed by Deloitte & Touche for services rendered to the Trust, and to MEMBERS Capital Advisors, Inc. ("MCA"), the Trust's investment adviser, and to any entity controlling, controlled by, or under common control with MCA that provides ongoing services to the Trust, totaled $0, respectively.

       During the Trust's fiscal year ended October 31, 2003, the aggregate non-audit fees billed by PwC for services rendered to the Trust, and to MCA, and to any entity controlling, controlled by, or under common control with MCA that provides ongoing services to the Trust, totaled $0, respectively.

(h) The Trust's Audit Committee has considered the provision of the non-audit services that were rendered to MCA, and any entity controlling, controlled by, or under common control with MCA that provides ongoing services to the registrant that were not preapproved pursuant to paragraph Rule 2-01(c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte & Touche's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The Registrant's board of trustees has determined that the Registrant has a separately-designated standing audit committee. The names of the audit committee are Rolf F. Bjelland, Gwendolyn M. Boeke, Alfred L. Disrud, and Richard E. Struthers.

ITEM 6. SCHEDULE OF INVESTMENTS

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

       (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, the Registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis. This review took place on December 21, 2004.

       (b) There were no significant changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
           Act) that occurred during the Registrant's most recent second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

       (a) Code of Ethics of Principal Executive Officer and Principal Financial Officer of the Trust.

       (b) Certifications of Principal Executive Officer and Principal Financial Officer of the Trust.

                              SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEMBERS MUTUAL FUNDS

BY: /s/Lawrence R. Halverson
    ------------------------
    Lawrence R. Halverson
    President

DATE: December 21, 2004
      -----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY: /s/Lawrence R. Halverson
    ------------------------
    Lawrence R. Halverson
    President, MEMBERS Mutual Funds

DATE: December 21, 2004
      -----------------

BY: /s/Mary E. Hoffmann
    -------------------
    Mary E. Hoffmann
    Treasurer, MEMBERS Mutual Funds

DATE: December 21, 2004
      -----------------